As filed with the Securities and Exchange	Registration No. 333-111686
Commission on April 19, 2007	Registration No. 811-08524

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 5	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]
(Check appropriate box or boxes.)

SEPARATE ACCOUNT EQ
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380
(610) 425-3404

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

ING USA Annuity and Life Insurance Company Separate Account EQ Individual Flexible Premium Deferred Variable Annuity

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April 30, 2007

This prospectus describes an individual flexible premium deferred variable Contract (the “Contract”) issued by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”). Prior to
January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa (“Equitable Life”). (See
“ING USA Annuity and Life Insurance Company” for information about the merger of Equitable Life with and into
ING USA.) The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that did not qualify for such treatment (“non-
qualified Contracts”). We do not currently offer this Contract for sale to new purchasers.

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract are listed on the next page.

You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalty taxes on surrender, and the Contract may have new charges, including a maximum surrender charge of up to 8.0% of each premium payment. See “Charges and Fees” for a more complete description of the surrender charge.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 30, 2007, has been filed with the
Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-
0066, or access the SEC’s website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in a Trust or Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See
“Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the back of this cover.

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The investment portfolios available under your Contract are:

ING Investors Trust	ING Partners, Inc.
ING AllianceBernstein Mid Cap Growth Portfolio (Class S)	ING Baron Small Cap Growth Portfolio (Service Class)
ING American Funds Growth Portfolio	ING Columbia Small Cap Value II Portfolio (Service Class)
ING American Funds Growth-Income Portfolio	ING Davis Venture Value Portfolio (Service Class)
ING American Funds International Portfolio	ING JPMorgan International Portfolio (Service Class)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Legg Mason Partners Aggressive Growth Portfolio
ING Capital Guardian U.S. Equities Portfolio (Class S)	(Service Class)
ING EquitiesPlus Portfolio (Class S)	ING Neuberger Berman Regency Portfolio (Service Class)
ING Evergreen Health Sciences Portfolio (Class S)	ING Oppenheimer Global Portfolio (Service Class)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Service Class)
ING FMRSM Large Cap Growth Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING Franklin Income Portfolio (Class S)	ING Van Kampen Comstock Portfolio (Service Class)
ING Franklin Mutual Shares Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio (Service
ING Franklin Templeton Founding Strategy Portfolio (Class S)	Class)
ING Global Real Estate Portfolio (Class S)
ING Global Resources Portfolio (Class S)	ING Variable Portfolios, Inc.
ING Global Technology Portfolio (Class S)	ING VP Index Plus LargeCap Portfolio (Class S)
ING Janus Contrarian Portfolio (Class S)	ING VP Index Plus MidCap Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING VP Index Plus SmallCap Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)
ING Julius Baer Foreign Portfolio (Class S)	ING Variable Products Trust
ING Legg Mason Value Portfolio (Class S)	ING VP Financial Services Portfolio (Class S)
ING LifeStyle Aggressive Growth Portfolio (Class S)
ING LifeStyle Growth Portfolio (Class S)	ING VP Intermediate Bond Portfolio (Class S)
ING LifeStyle Moderate Growth Portfolio (Class S)
ING LifeStyle Moderate Portfolio (Class S)	Fidelity Variable Insurance Products
ING Liquid Assets Portfolio (Class S)	Fidelity VIP Contrafund Portfolio (Service Class 2)
ING Marsico Growth Portfolio (Class S)	Fidelity VIP Equity-Income Portfolio (Service Class 2)
ING Marsico International Opportunities Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)
ING Oppenheimer Main Street Portfolio (Class S)
ING PIMCO Core Bond Portfolio (Class S)
ING PIMCO High Yield Portfolio (Class S)
ING Pioneer Fund Portfolio (Class S)
ING Pioneer Mid Cap Value Portfolio (Class S)
ING Templeton Global Growth Portfolio (Class S)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)
ING Van Kampen Global Franchise Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio (Class S)
ING Van Kampen Real Estate Portfolio (Class S)

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page

Accumulation Unit	3

Annuitant	10
Annuity Start Date	9

Cash Surrender Value	13
Contract Date	9

Contract Owner	10
Contract Value	13

Contract Year	9
Death Benefit	19

Free Withdrawal Amount	6
Net Investment Factor	3

Net Rate of Return	3

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract

Accumulation Phase	Accumulation Period

Annual Contract Administrative Charge	Annual Contract Maintenance Charge
Annuity Start Date	Maturity Date

Asset-Based Administrative Charge	Administrative Charge
Automatic Rebalancing	Automatic Portfolio Rebalancing

Business Day	Valuation Date
Cash Surrender Value	Contract Withdrawal Value

Contract Date	Issue Date
Contract Year	Contract Anniversary Date

Premium Payment	Purchase Payment
Surrender Charge	Withdrawal Charge

Systematic Withdrawals	Automatic Withdrawals

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Surrender Charge (as a percentage of each premium payment)	8%[1]
Transfer Charge	$25 per transfer[2]

1	The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.
2	We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year.
We currently do not impose this charge, but reserve the right to do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the
Contract, not including Trust or Fund fees and expenses.
Periodic Fees and Expenses
Annual Contract Administrative Charge	$30
Separate Account Annual Charges (as a percentage of average daily net asset values)
Mortality and Expense Risk Charge	1.25%
Asset-Based Administrative Charge	0.15%
Total Separate Account Charges	1.40%

Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are for the year ended December 31, 2006 and do not take into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees[1], and other	0.54%	1.51%
expenses):

1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.

These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

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Example:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the
Trusts or Funds.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,033	$1,615	$2,122	$3,595
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,033	$1,615	$2,122	$3,595

3) If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$333	$1,015	$1,722	$3,595

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than these shown. Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.
Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses”
for more information.

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     How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock
Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment
Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed
Financial Information.

Net Investment Factor

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

(1)	We take the net asset value of the subaccount at the end of each business day.

(2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

(3)	We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

(4)	We then subtract the daily charges from the subaccount: the mortality and expense risk charge and the asset-based administrative charge.

Calculations for the investment portfolios are made on a per share basis. The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The statements of assets and liabilities, the related statements of operations and the statements of changes of Separate Account EQ and the financial statements of ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

SEPARATE ACCOUNT EQ

Separate Account EQ was established as a separate account under Iowa law on July 14, 1988. Prior to January 1,
2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A. In
connection with the merger of Equitable Life with and into ING USA, the Separate Account was transferred to ING
USA on January 1, 2004, and renamed Separate Account EQ. Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). Separate Account EQ is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account
EQ but such assets are kept separate from our other accounts.

Separate Account EQ is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the

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Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ.
If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account EQ but are not discussed in this prospectus. Separate Account EQ may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract -- Addition, Deletion or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867. On January 1, 2004, Equitable Life (and other affiliated companies)
merged with and into ING USA Annuity and Life Insurance Company (“ING USA”), and ING USA assumed responsibility for Equitable Life’s obligations under the Contracts.

ING USA is an Iowa stock life insurance company originally incorporated in Minnesota on January 2, 1973. Prior to the merger, ING USA was named Golden American Life Insurance Company. ING USA is an indirect wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V., (“ING”), a global financial services holding company based in The Netherlands.
ING USA is authorized to sell insurance and annuities in the District of Columbia and all states, except New York.
Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Lion Connecticut is the holding company for Directed Services LLC, the investment manager of the ING
Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and
ING Investment Management, Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios,
respectively.

ING USA’s principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters
As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Other Regulatory Matters. The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices ; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that
the scope of these industry investigations will further broaden before they conclude. The Company and certain of its
U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

Some of these matters could result in
regulatory action involving the Company. These initiatives also may result in new legislation and regulation that

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could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in ~~c~~Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action
may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering

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and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix
B - The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder” or “LifeStyle” or “MarketPro Funds.” Funds offered in a Master-
Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds)
may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Trust and
Fund Expenses.” Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any
other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the
Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Surrender Charges Deducted from the Contract Value

For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: 1) earnings (contract value less premium payments not withdrawn); 2) premium payments in the
Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than 8 years old); and 4) premium payments in the Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges.
The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8+

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Since Premium Payment
Surrender Charge	8%	7%	6%	5%	4%	3%	2%	1%	0%

     Free Withdrawal Amount. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

  earnings (contract value less unliquidated purchase payments);
  premium payments in the Contract for more than eight years, and an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

Premium Taxes. We may make a charge for state and local premium taxes depending on the contract owner’s state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested. This charge is intended to compensate us for expenses associated with the administration of the Contract.

Transfer Charge. You may make 12 free transfers each contract year. We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. We currently do not assess this charge. If such a charge is assessed, we would deduct the charge as noted in “Charges Deducted from the Contract Value” above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge. This charge is intended to cover the expenses we incur when processing transfers.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

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If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the
Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the
Company.

The mortality and expense risk charge is guaranteed by the Company and cannot be increased. This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.

Asset-Based Administrative Charge. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of
.000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed
Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate;
and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated

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subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2006, that ranking would be as follows:

· Fidelity Variable Insurance Product Portfolios;

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

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THE ANNUITY CONTRACT

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The
Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trust and
Funds in which the subaccounts funded by Separate Account EQ invest.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Annuity Start Date
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Contract Owner
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

Joint owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.
Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

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Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person.
The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner who is a spouse dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant’s death we will pay the death proceeds to the owner, if living, otherwise to the owner’s estate or legal successors.

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary.
All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For qualified
Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of
$500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax

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brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or you registered representative.

Crediting of Premium Payments

We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account EQ, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account EQ specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested

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in error, we will
allocate the subsequent payment(s)
proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account EQ at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you.
Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses)
into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the Contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

(1)	We take the contract value in the subaccount at the end of the preceding business day.

(2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.

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(3)	We add (1) and (2).

(4)	We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

(5)	We subtract from (4) any withdrawals, and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center.
After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid
Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value.
You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options.
We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts
Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account EQ invests in a corresponding portfolio of a Trust or Fund.

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account
EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate
Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv)
restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs.

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You should be aware that there are
alternative options available, and, if you are interested in learning more about these other products, contact our
Customer Service Center or your registered representative.

WITHDRAWALS

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See “Charges and Fees Surrender
Charge for Excess Withdrawals.” You need to submit to us a written request specifying accounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the “Suspension of Payments or Transfers” provision is in effect. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The
Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid
Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

Systematic Withdrawals

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner’s entire interest in the subaccount, if less) and is taken pro-rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout

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of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made.
Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

Texas Optional Retirement Program

A Contract issued to a participant in the Texas Optional Retirement Program (“ORP”) will contain an ORP endorsement that will amend the Contract as follows:

(1)	If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas’ first-year contribution will be returned to the appropriate institute of higher education upon its request.

(2)	We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70½. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant’s employer before the value of a Contract can be withdrawn.

Reduction or Elimination of the Surrender Charge

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

(1)	The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

(2)	The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

(3)	Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

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The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. The minimum amount you may transfer is $100, or if less, your account value.

Separate Account EQ and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

  Exceeds our current definition of excessive trading, as defined below;
  Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
  Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

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  Not accept transfer instructions from that organization, individual or other party; and
  Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a
30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the
ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid
Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The Company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m. Eastern Time. Orders received by facsimile after this time will be valued and processed on the next business day.

The Company intends to modify its excessive trading policy in October 2007. At that time, the Company will begin imposing restrictions on fund trading if a contract owner (1) requests two purchases and subsequent sales of the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The Company intends to notify contract owners before we implement these changes; however, failure to provide this notice will not prevent the Company from implementing these or any other changes to our excessive trading policy.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation to a subaccount if the corresponding fund will not accept the allocation for any reason.

Agreements to Share Information with Funds
As required by Rule 22c-2 under the Investment Company Act of 1940, the Company has entered into information sharing agreements with each of the fund companies whose funds are offered under the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the Company’s trading policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or contract value to the fund.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is

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designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100.
You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis.
Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

DEATH BENEFIT

Death Benefit During the Accumulation Phase

We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive

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written notice and due proof of death as well as properly completed required claim forms, at our Customer Service
Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary’s lifetime. (See “Systematic
Withdrawals” above.) A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the
Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract
Owner’s Death.” Interest earned on this account may be less than interest paid on other settlement options.

Death Proceeds

If the annuitant is less than age 67 at the time of purchase, the death benefit is the greatest of:

(1)	the contract value;

(2)	the total premium payments made under the Contract after subtracting any withdrawals; or

(3)	the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is between the ages of 67 and 75 at the time of purchase, the death benefit is the greatest of:

(1)	the contract value;

(2)	the total premium payments made under the Contract after subtracting any withdrawals; or

(3)	the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is age 76 or older at the time of purchase, the death benefit is the contract value.

Note:	In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

(1)	the beneficiary elects to have the death proceeds:

	(a)	payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

	(b)	payable beginning within one year of the date of death; or

(2)	if the beneficiary is the deceased owner’s spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

Death of the Annuitant

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(1)	If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

(2)	If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

Death of Owner

(1)	If any owner of the Contract dies before the annuity start date, the following applies:

	(a)	If the new owner is the deceased owner’s spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner’s spouse will also be the annuitant.

	(b)	If the new owner is someone other than the deceased owner’s spouse, the entire interest in the Contract must be distributed to the new owner:

		(i)	within 5 years of the deceased owner’s death; or

		(ii)	over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner’s death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner’s estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner’s estate.

(2)	If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

(3)	If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner’s death.

(4)	For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

Trust Beneficiary

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests (or to the annuitant’s estate or the annuitant’s legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of
Section 72(s) of the Tax Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under “Death Benefit Choices” in this prospectus) will be distributed as follows:
(a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit

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in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and
(ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by
ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

If we do not receive an election from a nonspouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

THE ANNUITY OPTIONS Selecting the Annuity Start Date

You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant’s 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the
Contract will not be considered an annuity for federal tax purposes. See “Federal Tax Considerations” and the SAI.
For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

Selecting a Payment Plan

On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity

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proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

(1)	any applicable taxes not previously deducted; less

(2)	the withdrawal charge, if any; less

(3)	the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company’s Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company’s Customer Service Center, subject to any payments or actions taken by the Company before the recording.

Fixed Payment Plans

After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the
Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan.
The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

Annuity Payment Plans

Plan A. Interest

Option 1	The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

Option 2	The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.

Plan B. Fixed Period	The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

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Plan C.	Life Income	The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

OTHER CONTRACT PROVISIONS Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account EQ invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments or Transfers

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

(2)	trading on the New York Stock Exchange is restricted;

(3)	an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ’s net assets;

(4)	when the Company’s Customer Service Center is closed; or

(5)	during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

In Case of Errors in Your Application

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

Free Look

In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will

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refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a
Delaware limited liability company, is registered with the SEC as a broker/dealer under the
Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.
(“NASD”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales.
Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the
Contracts through their registered representatives who are licensed to sell securities and variable insurance products
(“selling firms”). Selling firms are also registered with the SEC and are NASD member firms.

The following is a list of broker/dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.	ING Financial Markets LLC
Directed Services LLC	ING Financial Partners, Inc.
Financial Network Investment Corporation	ING Funds Distributor, LLC
Guaranty Brokerage Services, Inc.	ING Investment Management Services LLC
ING America Equities, Inc.	ING Private Wealth Management LLC
ING Direct Funds Limited	Multi-Financial Securities Corporation
ING DIRECT Securities, Inc.	PrimeVest Financial Services, Inc.
ING Financial Advisers, LLC	Systematized Benefits Administrators, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts. Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments.

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Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentage of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reductions or elimination of the interest charged on the loand and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also holdtraining programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based ont eh amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2006, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

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1.	ING Financial Partners, Inc.	14.	Merrill Lynch, Pierce, Fenner & Smith, Inc.
2.	Linsco/Private Ledger Corporation	15.	Wells Fargo Investments, LLC
3.	Morgan Stanley DW Inc.	16.	Securities America, Inc.
4.	Citigroup Global Markets, Inc.	17.	Banc of America Investment Services Inc.
5.	ING Financial Partners, Inc. - CAREER	18.	Woodbury Financial Services Inc.
6.	Wachovia Securities Inc. - Bank	19.	Centaurus Financial, Inc.
7.	PrimeVest Financial Services, Inc.	20.	MML Investors Services, Inc.
8.	A. G. Edwards & Sons, Inc.	21.	Investors Capital Corporation
9.	UBS Financial Services, Inc.	22.	National Planning Corporation
10.	Wachovia Securities Inc.	23.	Royal Alliance Associates, Inc.
11.	Financial Network Investment Corporation	24.	Citicorp Investment Services
12.	Raymond James Financial Services, Inc.	25.	FFP Securities, Inc.
13.	Multi-Financial Securities Corporation

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for
Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights

We will vote the shares of a Trust owned by Separate Account EQ according to your instructions. However, if the
1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations,

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including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account EQ as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the Contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLCis not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 403(b), 408, or 408A of the Tax Code.

Taxation of Non-Qualified Contracts

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Taxation of Gains Prior to Distribution

     Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

     Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested.

     Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

     Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

     General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

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     10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

     Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a

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lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed by August 31, 2011. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

     Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

     Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

     Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

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If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General

     The Contracts are primarily designed for use with IRAs under Tax Code Section 408 and 408A and Tax Code Section 403(b) plans (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

     Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

     Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be "rolled over" on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

     Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such

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rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

     Section 403(b) Tax-Sheltered Annuities. The contracts are available as Tax Code section 403(b) tax-sheltered annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement.

In November, 2004 the Treasury Department proposed regulations which, if finalized, are not scheduled to take effect until after 2007. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) a revocation or modification of IRS Revenue Ruling 90-24, which would increase restrictions on a participant's right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

     In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General

     Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

     Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code; or
  The distribution is a qualified charitable distribution as defined under the Pension Protection Act of 2006. This type of distribution is only available through the end of 2007. You should consult a competent tax advisor for further information.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59 1/2;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or

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  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

     Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings unless it is a qualified charitable contribution as defined under the Pension Protection Act and as described above. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separate from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

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Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

If, pursuant to Revenue Ruling 90-24, the Company agrees to accept amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

     Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (IRA and 403(b)). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

     Lifetime Required Minimum Distributions (IRA and 403(b) only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

     Start Date and Time Period. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

     Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

     Required Distributions Upon Death (Section 403(b), IRAs and Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar

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year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

     No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

     Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

     Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

     IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

     403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

     IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

     Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

Tax Consequences of Enhanced Death Benefits

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37

     Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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38

STATEMENT OF ADDITIONAL INFORMATION Table of Contents

Introduction
Description of ING USA Annuity and Life Insurance Company
Separate Account EQ of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
Independent Registered Public Accounting Firm
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Other Information
Financial Statements of ING USA Annuity and Life Insurance Company
Financial Statements of Separate Account EQ of ING USA Annuity and Life Insurance Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to our Customer Service Center. The address is shown on the cover.

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ.

Please Print or Type:

Name

Social Security Number

Street Address

City, State, Zip

Equi-Select- EQUI 04/30/2007

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Equi-Select- EQUI

SAI-1

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2006, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account EQ available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.40%

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$11.36	$10.15
Value at end of period	$13.37	$11.36
Number of accumulation units outstanding at end of period	57,401	78,538
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.97	$10.28
Value at end of period	$13.15	$11.97
Number of accumulation units outstanding at end of period	155,999	108,299
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.00	$10.37
Value at end of period	$13.01	$11.00
Number of accumulation units outstanding at end of period	28,937	4,574
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
Value at beginning of period	$20.65	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06	$17.01	$15.41	$12.49
Value at end of period	$20.72	$20.65	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06	$17.01	$15.41
Number of accumulation units outstanding at end of period	1,654,764	2,214,760	2,915,813	3,525,386	3,960,030	4,782,460	5,518,726	6,297,935	6,865,904	5,699,254
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.99	$10.11
Value at end of period	$12.43	$10.99
Number of accumulation units outstanding at end of period	190,740	40,605
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.02	$10.09
Value at end of period	$12.99	$12.02
Number of accumulation units outstanding at end of period	315,687	180,174
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.33	$10.03
Value at end of period	$14.39	$12.33
Number of accumulation units outstanding at end of period	298,734	167,564

A 1

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.01	$9.98
Value at end of period	$12.51	$11.01
Number of accumulation units outstanding at end of period	41,706	37,956
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.63	$10.12
Value at end of period	$12.29	$11.63
Number of accumulation units outstanding at end of period	57,435	80,332
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.18	$10.07
Value at end of period	$12.83	$11.18
Number of accumulation units outstanding at end of period	16,543	3,096
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$18.81	$19.27	$18.19	$13.14	$17.87	$18.40	$22.82	$15.37	$12.88	$11.98
Value at end of period	$20.91	$18.81	$19.27	$18.19	$13.14	$17.87	$18.40	$22.82	$15.37	$12.88
Number of accumulation units outstanding at end of period	738,363	1,010,845	1,384,528	1,551,155	1,562,068	1,710,080	1,810,398	1,648,149	1,310,458	885,024
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.45	$10.94	$10.15	$7.53	$10.02	$10.55	$10.00
Value at end of period	$12.45	$11.45	$10.94	$10.15	$7.53	$10.02	$10.55
Number of accumulation units outstanding at end of period	547,882	717,087	1,064,426	926,219	657,418	576,108	363,669
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.23
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	26,610
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.91	$10.06
Value at end of period	$11.13	$9.91
Number of accumulation units outstanding at end of period	21,490	659
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.26	$10.26
Value at end of period	$12.64	$11.26
Number of accumulation units outstanding at end of period	17,865	11,318

A 2

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.29	$10.90
Value at end of period	$11.76	$11.29
Number of accumulation units outstanding at end of period	136	2,428
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.02	$10.22
Value at end of period	$13.26	$12.02
Number of accumulation units outstanding at end of period	392,187	464,047
ING FMRSM MID CAP GROWTH PORTFOLIO
Value at beginning of period	$25.40	$24.98	$22.02	$16.05	$31.80	$42.23	$39.59	$22.43	$18.52	$15.70
Value at end of period	$26.19	$25.40	$24.98	$22.02	$16.05	$31.80	$42.23	$39.59	$22.43	$18.52
Number of accumulation units outstanding at end of period	2,056,755	2,838,456	3,732,995	4,553,302	4,997,660	6,138,195	6,870,355	5,971,726	5,924,179	4,824,912
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.94
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	21,344
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.01	$10.26
Value at end of period	$12.18	$11.01
Number of accumulation units outstanding at end of period	927	758
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.17
Value at end of period	$13.62
Number of accumulation units outstanding at end of period	6,151
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during June 1998)
Value at beginning of period	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37	$14.28	$18.34
Value at end of period	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37	$14.28
Number of accumulation units outstanding at end of period	104,519	125,295	73,594	70,368	82,414	20,494	15,095	54,852	23,848
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.42	$10.72
Value at end of period	$12.30	$11.42
Number of accumulation units outstanding at end of period	4,583	19,303
ING INTERNATIONAL PORTFOLIO
Value at beginning of period	$11.44	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57	$10.29	$9.90	$10.28
Value at end of period	$13.71	$11.44	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57	$10.29	$9.90
Number of accumulation units outstanding at end of period	1,100,553	1,497,223	2,123,982	2,319,001	2,652,840	3,140,799	3,578,605	3,737,771	4,170,416	3,909,438

A 3

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.21	$10.53
Value at end of period	$14.82	$12.21
Number of accumulation units outstanding at end of period	34,345	16,458
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during February 1998)
Value at beginning of period	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61	$7.28	$10.00
Value at end of period	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61	$7.28
Number of accumulation units outstanding at end of period	272,799	296,509	300,759	312,448	306,642	331,242	375,616	414,703	81,838
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.24	$9.99
Value at end of period	$13.51	$11.24
Number of accumulation units outstanding at end of period	46,570	42,044
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.38	$10.09
Value at end of period	$13.09	$11.38
Number of accumulation units outstanding at end of period	41,622	8,273
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.64	$10.40
Value at end of period	$12.59	$10.64
Number of accumulation units outstanding at end of period	15,367	2,591
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.86	$10.01
Value at end of period	$15.11	$11.86
Number of accumulation units outstanding at end of period	150,646	75,289
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.92	$10.40
Value at end of period	$12.93	$11.92
Number of accumulation units outstanding at end of period	5,226	1,377

A 4

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.83	$12.45	$11.71	$8.55	$11.65	$11.59	$10.00
Value at end of period	$14.92	$12.83	$12.45	$11.71	$8.55	$11.65	$11.59
Number of accumulation units outstanding at end of period	214,759	298,678	450,071	545,676	514,966	577,461	301,680
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.50	$10.28
Value at end of period	$12.08	$11.50
Number of accumulation units outstanding at end of period	63,309	41,817
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.45	$10.58
Value at end of period	$13.33	$11.45
Number of accumulation units outstanding at end of period	224,566	46,558
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.21	$10.15
Value at end of period	$12.77	$11.21
Number of accumulation units outstanding at end of period	491,700	91,554
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.93	$10.23
Value at end of period	$12.22	$10.93
Number of accumulation units outstanding at end of period	390,526	111,247
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.74	$10.05
Value at end of period	$11.80	$10.74
Number of accumulation units outstanding at end of period	266,912	88,354
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during August 1998)
Value at beginning of period	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72	$16.77	$16.41
Value at end of period	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72	$16.77
Number of accumulation units outstanding at end of period	477,307	720,716	1,026,012	1,408,962	1,872,146	1,655,739	1,582,942	2,225,986	2,627,993
ING LIQUID ASSETS PORTFOLIO
(Fund first available during August 1998)
Value at beginning of period	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79	$14.33	$14.14
Value at end of period	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79	$14.33
Number of accumulation units outstanding at end of period	685,672	877,404	995,189	1,471,076	2,484,858	2,632,853	2,196,941	3,594,722	2,338,381

A 5

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26	$10.00
Value at end of period	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26
Number of accumulation units outstanding at end of period	122,549	161,832	293,846	325,880	325,164	356,036	261,822
ING MARKETPRO PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.99	$10.05
Value at end of period	$10.88	$9.99
Number of accumulation units outstanding at end of period	6,119	1
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62	$16.29	$13.03	$11.42
Value at end of period	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62	$16.29	$13.03
Number of accumulation units outstanding at end of period	2,227,307	2,934,411	3,759,407	4,384,496	4,849,912	5,960,686	6,778,262	6,813,472	5,276,364	4,326,092
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.42	$10.02
Value at end of period	$15.18	$12.42
Number of accumulation units outstanding at end of period	15,279	4,534
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72	$16.10	$13.51
Value at end of period	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72	$16.10
Number of accumulation units outstanding at end of period	3,893,358	5,275,066	6,547,364	7,715,877	8,639,777	9,848,165	10,447,290	11,904,647	12,496,328	9,244,010
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.40	$10.07
Value at end of period	$14.70	$11.40
Number of accumulation units outstanding at end of period	72,095	20,077
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2005)
Value at beginning of period	$11.97	$10.08
Value at end of period	$13.88	$11.97
Number of accumulation units outstanding at end of period	28,769	11,856
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89	$18.87	$15.93
Value at end of period	$24.46	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89	$18.87
Number of accumulation units outstanding at end of period	3,682,236	4,948,856	6,387,483	7,848,496	9,139,249	11,117,780	12,794,990	13,175,088	14,188,265	10,839,609
ING PIMCO CORE BOND PORTFOLIO
Value at beginning of period	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79	$13.09	$11.87	$11.96
Value at end of period	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79	$13.09	$11.87
Number of accumulation units outstanding at end of period	482,757	587,191	648,873	772,032	872,902	594,128	594,326	767,498	946,714	1,002,889

A 6

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.13	$10.82	$10.00
Value at end of period	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	354,035	438,228	561,347
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.98	$10.16
Value at end of period	$12.64	$10.98
Number of accumulation units outstanding at end of period	5,135	3,314
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.90	$10.00
Value at end of period	$12.07	$10.90
Number of accumulation units outstanding at end of period	29,697	28,805
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.32
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	3,678
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19	$23.97
Value at end of period	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19
Number of accumulation units outstanding at end of period	148,777	182,204	228,715	193,148	142,642	111,682	62,511
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65	$20.53	$19.66	$17.40
Value at end of period	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65	$20.53	$19.66
Number of accumulation units outstanding at end of period	721,525	927,696	1,088,181	1,130,633	1,227,501	1,063,959	859,960	763,936	779,994	430,012
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during June 1998)
Value at beginning of period	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47	$21.94	$21.36
Value at end of period	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47	$21.94
Number of accumulation units outstanding at end of period	239,027	306,192	345,538	292,013	253,526	239,292	119,922	128,090	43,654
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.82	$10.30
Value at end of period	$11.84	$10.82
Number of accumulation units outstanding at end of period	1,157	1,157

A 7

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.19	$10.42
Value at end of period	$12.61	$11.19
Number of accumulation units outstanding at end of period	12,349	4,120
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.59	$10.09
Value at end of period	$12.10	$10.59
Number of accumulation units outstanding at end of period	60,479	19,969
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.86	$10.25
Value at end of period	$12.04	$10.86
Number of accumulation units outstanding at end of period	19,270	7,968
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.64	$10.45
Value at end of period	$12.97	$12.64
Number of accumulation units outstanding at end of period	2,334	12,069
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.65	$10.20
Value at end of period	$12.74	$10.65
Number of accumulation units outstanding at end of period	41,533	19,277
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83	$22.61	$20.09	$16.36
Value at end of period	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83	$22.61	$20.09
Number of accumulation units outstanding at end of period	1,169,013	1,497,192	1,769,408	1,987,591	2,188,290	2,517,254	2,837,674	2,969,224	2,936,234	1,561,703
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during June 1998)
Value at beginning of period	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62	$21.74	$24.06
Value at end of period	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62	$21.74
Number of accumulation units outstanding at end of period	173,356	195,024	241,125	215,861	207,524	130,768	93,265	35,910	11,546
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.58	$10.38
Value at end of period	$13.38	$11.58
Number of accumulation units outstanding at end of period	3,053	1,428

A 8

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.36	$7.15	$6.63	$5.21	$7.02	$8.75	$10.00
Value at end of period	$9.24	$7.36	$7.15	$6.63	$5.21	$7.02	$8.75
Number of accumulation units outstanding at end of period	72,832	76,835	91,034	85,081	65,581	42,505	26,433
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.85
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	16,739
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94	$10.50
Value at end of period	$12.33	$10.94
Number of accumulation units outstanding at end of period	26,751	4,157
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.52	$10.08
Value at end of period	$12.39	$11.52
Number of accumulation units outstanding at end of period	48,186	24,087
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.39	$10.04
Value at end of period	$12.75	$11.39
Number of accumulation units outstanding at end of period	93,367	26,409
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.10	$10.02
Value at end of period	$10.34	$10.10
Number of accumulation units outstanding at end of period	91,467	43,292
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.98	$10.71
Value at end of period	$13.27	$11.98
Number of accumulation units outstanding at end of period	5,955	7,955
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during June 1998)
Value at beginning of period	$22.56	$21.62	$19.47	$15.06	$21.60	$25.17	$30.11	$24.50	$23.72
Value at end of period	$25.62	$22.56	$21.62	$19.47	$15.06	$21.60	$25.17	$30.11	$24.50
Number of accumulation units outstanding at end of period	137,524	171,432	198,514	215,017	236,488	262,157	297,462	118,846	68,343

A 9

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.72	$9.88
Value at end of period	$11.46	$9.72
Number of accumulation units outstanding at end of period	8,376	99
MUTUAL SHARES SECURITIES FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.49
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	9,666

A 10

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” and “LifeStyle Funds”. Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING FMRSM Earnings Growth Portfolio	ING FMRSM Large Cap Growth Portfolio
ING Goldman Sachs TollkeeperSM Portfolio	ING Global Technology Portfolio
ING JPMorgan Small Cap Equity Portfolio	ING JPMorgan Small Cap Core Equity Portfolio
ING Mercury Large Cap Growth Portfolio	ING BlackRock Large Cap Growth Portfolio

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING AllianceBernstein Mid Cap Growth Portfolio (Class S)	Seeks long-term growth of capital. The Portfolio’s invest-
ment objective is not fundamental and may be changed with-
Investment Adviser: Directed Services LLC	out a shareholder vote.
Investment Subadviser: AllianceBernstein, L.P.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING American Funds Growth Portfolio	Seeks to make your investment grow. The Portfolio’s in-
vestment objective is not fundamental and may be changed
Investment Adviser: ING Investments, LLC	without a shareholder vote.
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time. The Portfolio’s investment objective is
Investment Adviser: ING Investments, LLC	not fundamental and may be changed without a shareholder
Investment Adviser to Master Funds: Capital Research	vote.
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time. The Portfo-
lio’s investment objective is not fundamental and may be
Investment Adviser: ING Investments, LLC	changed without a shareholder vote.
Investment Adviser to Master Funds: Capital Research
Management Company

ING BlackRock Large Cap Growth Portfolio (Class S)	Seeks long-term growth of capital.
(formerly, ING Mercury Large Cap Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment Manage-
ment, LLC (formerly, Mercury Advisors)

ING Capital Guardian U.S. Equities Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Capital Guardian Trust Company

ING EquitiesPlus Portfolio (Class S)	Seeks long term total return that (before fees and expenses)
exceeds total return of the Standard & Poor’s 500® Compos-
ite Stock Price Index (the “S&P 500®”). The Portfolio’s
Investment Adviser: Directed Services LLC
investment objective is not fundamental and may be changed
Investment Subadviser: ING Investment Management Co.	without a shareholder vote.

ING Evergreen Health Sciences Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
growth. The Portfolio’s investment objective is not funda-
Investment Adviser: Directed Services LLC	mental and may be changed without a shareholder vote.
Investment Subadviser: Evergreen Investment Manage-
ment Company, LLC

ING FMRSM Diversified Mid Cap Portfolio* (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management & Re-
search Company

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING FMRSM Large Cap Growth Portfolio (Class S)	Seeks growth of capital over the long term. The Portfolio’s
(formerly, ING FMRSM Earnings Growth Portfolio)	investment objective is not fundamental and may be changed
without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management & Re-
search Company

ING Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for
capital appreciation. The Portfolio’s investment objective is
Investment Adviser: Directed Services LLC	not fundamental and may be changed without a shareholder
Investment Subadviser: Franklin Advisers, Inc.	vote.

ING Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income. The
Portfolio’s investment objective is not fundamental and may
Investment Adviser: Directed Services LLC	be changed without a shareholder vote.
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income. This
(Class S)	investment objective is not fundamental and may be changed
without a shareholder vote.
Investment Adviser: Directed Services LLC

ING Global Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks to provide investors
with high total return. The Portfolio’s investment objective is
Investment Adviser: ING Investments, LLC	not fundamental and may be changed without a shareholder
Investment Subadviser: ING Clarion Real Estate Securities	vote.
L.P.

ING Global Resources Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital ap-
preciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.

ING Global Technology Portfolio (Class S)	Seeks long-term growth of capital. The Portfolio’s invest-
(formerly, ING Goldman Sachs TollkeeperSM Portfolio)	ment objective is not fundamental and may be changed with-
out a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.

ING Janus Contrarian Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Janus Capital Management, LLC
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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment Manage-
ment Inc.

ING JPMorgan Small Cap Core Equity Portfolio (Class S)	Seeks capital growth over the long term. The Portfolio’s
(formerly, ING JPMorgan Small Cap Equity Portfolio)	investment objective is not fundamental and may be changed
without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment Manage-
ment Inc.

ING Julius Baer Foreign Portfolio (Class S)	Seeks long-term growth of capital. The Portfolio’s invest-
ment objective is not fundamental and may be changed with-
Investment Adviser: Directed Services LLC	out a shareholder vote.
Investment Subadviser: Julius Baer Investment Manage-
ment, LLC

ING Legg Mason Value Portfolio (Class S)	A non-diversified portfolio that seeks long-term growth of
capital. The Portfolio’s investment objective is not funda-
Investment Adviser: Directed Services LLC	mental and may be changed without a shareholder vote.
Investment Subadviser: Legg Mason Capital Management,
Inc.

ING LifeStyle Aggressive Growth Portfolio (Class S)	Seeks growth of capital. This objective is not fundamental
and may be changed without a shareholder vote.
Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Growth Portfolio (Class S)	Seeks growth of capital and some current income. This ob-
jective is not fundamental and may be changed without a
Investment Adviser: ING Investments, LLC	shareholder vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Growth Portfolio (Class S)	Seeks growth of capital and a low to moderate level of cur-
rent income. This objective is not fundamental and may be
Investment Adviser: ING Investments, LLC	changed without a shareholder vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Portfolio (Class S)	Seeks growth of capital and current income. This objective is not fundamental and may be changed without a shareholder
Investment Adviser: ING Investments, LLC	vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the pres-
ervation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.

ING Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital. The Portfolio’s invest-
(Class S)	ment objective is not fundamental and may be changed with-
out a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio en-
tirely invested in equity securities) consistent with the pru-
Investment Adviser: Directed Services LLC	dent employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial Services	opportunity for growth of capital and income.
Company

ING MFS Utilities Portfolio (Class S)	A non-diversified portfolio that seeks total return. The Port-
folio’s investment objective is not fundamental and may be
Investment Adviser: Directed Services LLC	changed without a shareholder vote.
Investment Subadviser: Massachusetts Financial Services
Company

ING Oppenheimer Main Street Portfolio (Class S)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO High Yield Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management. The Portfolio’s
Investment Adviser: Directed Services LLC	investment objective is not fundamental and may be changed
Investment Subadviser: Pacific Investment Management	without a shareholder vote.
Company LLC

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Pioneer Fund Portfolio (Class S)	Seeks reasonable income and capital growth. The Portfolio’s
investment objective is not fundamental and may be changed
Investment Adviser: Directed Services LLC	without a shareholder vote.
Investment Subadviser: Pioneer Investment Management,
Inc.

ING Pioneer Mid Cap Value Portfolio (Class S)	Seeks capital appreciation. The Portfolio’s investment objec-
tive is not fundamental and may be changed without a share-
Investment Adviser: Directed Services LLC	holder vote.
Investment Subadviser: Pioneer Investment Management,
Inc.

ING Templeton Global Growth Portfolio (Class S)	Seeks capital appreciation. Current income is only an inci-
dental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors Lim-
ited

ING T. Rowe Price Capital Appreciation Portfolio (Class S)	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and prudent in-
Investment Adviser: Directed Services LLC	vestment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Global Franchise Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital ap-
preciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation and secondarily seeks current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Partners, Inc.
151 Farmington Avenue, Hartford, CT 06156-8962

ING Baron Small Cap Growth Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: BAMCO, Inc.

ING Columbia Small Cap Value II Portfolio (Service Class)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: Columbia Management Advisors,
LLC

ING Davis Venture Value Portfolio (Service Class)	A non-diversified portfolio that seeks long-term growth
capital.
Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: Davis Selected Advisers, L.P.

ING JPMorgan International Portfolio (Service Class)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: J.P. Morgan Asset Management
(U.K.) Limited

ING Legg Mason Partners Aggressive Growth Portfolio	Seeks long-term growth of capital.
(Service Class)

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: ClearBridge Advisors, LLC (for-
merly, Salomon Brothers Asset Management Inc.)

ING Neuberger Berman Regency Portfolio (Service Class)	Seeks capital growth.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: Neuberger Berman Management
Inc.

ING Oppenheimer Global Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: OppenheimerFunds, Inc.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Templeton Foreign Equity Portfolio (Service Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: Templeton Investment Counsel,
LLC

ING T. Rowe Price Growth Equity Portfolio (Service Class)	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Comstock Portfolio (Service Class)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: Van Kampen

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long term capital apprecia-
(Service Class)	tion and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP Index Plus LargeCap Portfolio (Class S)	Seeks to outperform the total return performance of the Stan-
dard & Poor’s 500 Composite Stock Price Index (S&P 500
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING VP Index Plus MidCap Portfolio (Class S)	Seeks to outperform the total return performance of the Stan-
dard & Poor’s MidCap 400 Index (S&P MidCap 400 Index),
Investment Adviser: ING Investments, LLC	while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING VP Index Plus SmallCap Portfolio (Class S)	Seeks to outperform the total return performance of the Stan-
dard & Poor’s SmallCap 600 Index (S&P SmallCap 600
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP Financial Services Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable
risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management Co.

Fidelity Variable Insurance Products
82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio (Service Class 2)	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors; Fi-
delity International Investment Advisors (U.K.) Limited; Fi-
delity Investments Japan Limited

Fidelity VIP Equity-Income Portfolio (Service Class 2)	Seeks reasonable income. Also considers the potential for
capital appreciation. Seeks to achieve a yield which exceeds
Investment Adviser: Fidelity Management & Research	the composite yield on the securities comprising the Standard
& Poor’s 500® Index (S&P 500®).
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors; Fi-
delity International Investment Advisors (U.K.) Limited; Fi-
delity Investments Japan Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

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APPENDIX C

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

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ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa

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04/30/07

ING USA Annuity and Life Insurance Company

Separate Account EQ

Individual Flexible Premium Deferred Variable Annuity

PRIMELITE

April 30, 2007

     This prospectus describes an individual flexible premium deferred variable Contract (the “Contract”) issued by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”). Prior to January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa (“Equitable Life”). (See “ING USA Annuity and Life Insurance Company” for information about the merger of Equitable Life with and into ING USA.) The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that did not qualify for such treatment (“non-qualified Contracts”). We do not currently offer this Contract for sale to new purchasers.

     The Contract provides a means for you to invest your premium payments in one or more of the mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. For Contracts sold in some states, not all subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

     You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalty taxes on surrender, and the Contract may have new charges, including a maximum surrender charge of up to 8.0% of each premium payment. See “Charges and Fees” for a more complete description of the surrender charge.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 30, 2007, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

     The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     An investment through a Trust or Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

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The investment portfolio available under your Contract are:

ING Investors Trust
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING FMRSM Mid Cap Growth Portfolio (Class S)
ING Legg Mason Value Portfolio (Class S)
ING LifeStyle Aggressive Growth Portfolio (Class S)
ING LifeStyle Growth Portfolio (Class S)
ING LifeStyle Moderate Growth Portfolio (Class S)
ING LifeStyle Moderate Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING Oppenheimer Main Street Portfolio (Class S)
ING Van Kampen Global Franchise Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio (Class S)
ING Van Kampen Real Estate Portfolio (Class S)

ING Partners, Inc.
ING Fundamental Research Portfolio (Initial Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING Van Kampen Equity and Income Portfolio (Service Class)

ING Variable Portfolios, Inc.
ING VP Index Plus LargeCap Portfolio (Class S)
ING VP Index Plus MidCap Portfolio (Class S)
ING VP Index Plus SmallCap Portfolio (Class S)

ING VP Intermediate Bond Portfolio (Class S)

Legg Mason Partners Variable Income Trust
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable Money Market Portfolio

Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable International All Cap Opportunity
Portfolio
Legg Mason Partners Variable Investors Portfolio
Legg Mason Partners Variable Lifestyle Allocation 50% Portfolio
Legg Mason Partners Variable Lifestyle Allocation 70% Portfolio
Legg Mason Partners Variable Lifestyle Allocation 85% Portfolio

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page

Accumulation Unit	3

Annuitant	12
Annuity Start Date	11

Cash Surrender Value	15
Contract Date	11

Contract Owner	11
Contract Value	14

Contract Year	11
Death Benefit	21

Free Withdrawal Amount	7
Net Investment Factor	3

Net Rate of Return	3

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract

Accumulation Phase	Accumulation Period

Annual Contract Administrative Charge	Annual Contract Maintenance Charge
Annuity Start Date	Maturity Date

Asset-Based Administrative Charge	Administrative Charge
Automatic Rebalancing	Automatic Portfolio Rebalancing

Business Day	Valuation Date
Cash Surrender Value	Contract Withdrawal Value

Contract Date	Issue Date
Contract Year	Contract Anniversary Date

Premium Payment	Purchase Payment
Surrender Charge	Withdrawal Charge

Systematic Withdrawals	Automatic Withdrawals

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Surrender Charge (as a percentage of each premium payment)	8%[1]
Transfer Charge	$25 per transfer[2]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees or expenses.

Periodic Fees and Expenses
Annual Contract Administrative Charge [3]	$30
Separate Account Annual Charges [4] (as a percentage of average daily net asset values)
Mortality and Expense Risk Charge	1.25%
Asset-Based Administrative Charge	0.15%
Total Separate Account Charges	1.40%

1	The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.

2	We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year. We currently do not impose this charge, but reserve the right to do so in the future.

3	We deduct an administrative charge on each contract anniversary and on surrender. We will waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.

4	We deduct the mortality and expense risk charges and the asset based administrative charges daily.

Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are for the year ended December 31, 2005 and do not take into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees [1] and other	0.48%	1.32%
expenses):

1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.

These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

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Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Example:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.11 % of contract value. Note that, as shown in the first and second examples, surrender charges may apply if you choose to annuitize or surrender your Contract within the first 8 contract years following receipt of a premium payment.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,085	$1,474	$1,889	$3,147
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,085	$1,474	$1,889	$3,147
3) If you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$285	$874	$1,489	$3,147

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than these shown. Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

Fees Deducted by the Funds

     Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the

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affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses” for more information.

     How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -Condensed Financial Information.

Net Investment Factor

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

(1)	We take the net asset value of the subaccount at the end of each business day.

(2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

(3)	We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

(4)	We then subtract the daily charges from the subaccount: the mortality and expense risk charge and the asset-based administrative charge.

Calculations for the investment portfolios are made on a per share basis. The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The statements of assets and liabilities, the related statements of operations and the statements of changes of Separate Account EQ and the financial statements of ING USA are included in the Statement of Additional Information.

SEPARATE ACCOUNT EQ

Separate Account EQ was established as a separate account of the Company on July 14, 1988. Prior to January 1, 2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A. In connection with the merger of Equitable Life with and into ING USA, the Separate Account was transferred to ING USA on January 1, 2004, and renamed Separate Account EQ. Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Separate Account EQ is a separate

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investment account used for our variable annuity contracts. We own all the assets in Separate Account EQ but such assets are kept separate from our other accounts.

Separate Account EQ is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ. If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts. Note: We currently offer other variable annuity contracts that invest in Separate Account EQ but are not discussed in this prospectus. Separate Account EQ may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract -- Addition, Deletion or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867. On January 1, 2004, Equitable Life (and other affiliated companies) merged with and into ING USA Annuity and Life Insurance Company (“ING USA”), and ING USA assumed responsibility for Equitable Life’s obligations under the Contracts.

ING USA is an Iowa stock life insurance company originally incorporated in Minnesota on January 2, 1973. Prior to the merger, ING USA was named Golden American Life Insurance Company. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V., a global financial institution based in The Netherlands. ING USA is authorized to sell insurance and annuities in the District of Columbia and all states, except New York. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Lion Connecticut is the holding company for Directed Services LLC, the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

ING USA’s principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

     Insurance and Other Regulatory Matters. The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices ; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The company and certain of its

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U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

     Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

.Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

     Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental

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and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix B -- The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Surrender Charges Deducted from the Contract Value

For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: (1) earnings (contract value less premium payments not withdrawn); (2) premium payments in the Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); (3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than 8 years old); and (4) premium payments in the Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

     Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium

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payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge	8%	7%	6%	5%	4%	3%	2%	1%	0%

     Free Withdrawal Amount. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

  earnings (contract value less unliquidated purchase payments);
  premium payments in the Contract for more than eight years; and
  an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

     Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

     Premium Taxes. We may make a charge for state and local premium taxes depending on the contract owner’s state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

     We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

     Administrative Charge. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested. This charge is intended to compensate us for expenses associated with the administration of the Contract.

     Transfer Charge. You may make 12 free transfers each contract year. We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. We currently do not assess this charge. If such a charge is assessed, we would deduct the charge as noted in “Charges Deducted from the Contract Value” above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge. This charge is intended to cover the expenses we incur with processing surrenders.

     Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are

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separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

     Mortality and Expense Risk Charge. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

     If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

     The mortality and expense risk charge is guaranteed by the Company and cannot be increased. This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.

     Asset-Based Administrative Charge. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

Trust and Fund Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

     Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;

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  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

     Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2006, that ranking would be as follows:

  Legg Mason Partners Variable Income Trust
  Legg Mason Partners Variable Equity Trust

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

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Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

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THE ANNUITY CONTRACT

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the Trusts and Funds in which the subaccounts funded by Separate Account EQ invest.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Contract Owner

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

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Joint owner

For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant’s death we will pay the death proceeds to the owner, if living, otherwise to the owner’s estate or legal successors.

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. The new owner’s age, as of the date of the change, will be used for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For qualified Contracts, you may make the minimum payments of $100 per

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month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

Crediting of Premium Payments

We will process your initial premium payment within 2 business days after receipt if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account. We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments designated for a subaccount of Separate Account EQ, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any

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financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, the payment designated for a subaccount of Separate Account EQ will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the Contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as

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follows:

(1)	We take the contract value in the subaccount at the end of the preceding business day.

(2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.

(3)	We add (1) and (2).

(4)	We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

(5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts

Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account EQ invests in a corresponding portfolio of a Trust or Fund.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more subaccounts or substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

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Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

WITHDRAWALS

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See “Charges and Fees - Surrender Charge for Excess Withdrawals.” You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the “Suspension of Payments or Transfers” provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ. For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

Systematic Withdrawals

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner’s entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

IRA Withdrawals

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If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

Texas Optional Retirement Program

A Contract issued to a participant in the Texas Optional Retirement Program (“ORP”) will contain an ORP endorsement that will amend the Contract as follows:

A)	If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas’ first-year contribution will be returned to the appropriate institute of higher education upon its request.

B)	We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70½. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant’s employer before the value of a Contract can be withdrawn.

Reduction or Elimination of the Surrender Charge

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

(1)	The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

(2)	The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

(3)	Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less

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when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. This Contract is not designed for professional market timing organizations or other individuals using programmed and frequent transfers. Such activity may be disruptive to an investment portfolio. We reserve the right to stop or prohibit these types of transfers if we determine that they could harm an investment portfolio. To the extent that we impose these restrictions, we apply them consistently to all contract owners without wavier or exception. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. Eastern Time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account EQ and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

  Exceeds our current definition of excessive trading, as defined below;
  Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
  Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the

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first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

  Not accept transfer instructions from that organization, individual or other party; and
  Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m. Eastern Time. Orders received by facsimile after this time will be valued and processed on the next business day.

The Company intends to modify its excessive trading policy in October 2007. At that time, the Company will begin imposing restrictions on fund trading if a contract owner (1) requests two purchases and subsequent sales of the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The Company intends to notify contract owners before we implement these changes; however, failure to provide this notice will not prevent the Company from implementing these or any other changes to our excessive trading policy.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation to a subaccount if the corresponding fund will not accept the allocation for any reason.

Agreements to Share Information with Funds

As required by Rule 22c-2 under the Investment Company Act of 1940, the Company has entered into information

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sharing agreements with each of the fund companies whose funds are offered under the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the Company’s trading policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or contract value to the fund.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis.

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Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

DEATH BENEFIT

Death Benefit During the Accumulation Phase

We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above). A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.” Interest earned on this account may be less than interest paid on other settlement options.

We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.”

Death Proceeds

If the annuitant is less than age 67 at the time of purchase, the death benefit is the greatest of:

(1)	the contract value;

(2)	the total premium payments made under the Contract after subtracting any withdrawals; or

(3)	the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is between the ages of 67 and 75 at the time of purchase, the death benefit is the greatest of:

(1)	the contract value;

(2)	the total premium payments made under the Contract after subtracting any withdrawals; or

(3)	the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is age 76 or older at the time of purchase, the death benefit is the contract value.

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Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options. The entire death proceeds must be paid within five (5) years of the date of death unless:

(1)	the beneficiary elects to have the death proceeds:

	(a)	payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

	(b)	payable beginning within one year of the date of death; or

(2)	if the beneficiary is the deceased owner’s spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

Death of the Annuitant

(1)	If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

(2)	If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

Death of Owner

(1)	If any owner of the Contract dies before the annuity start date, the following applies:

	(a)	If the new owner is the deceased owner’s spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner’s spouse will also be the annuitant.

	(b)	If the new owner is someone other than the deceased owner’s spouse, the entire interest in the Contract must be distributed to the new owner:

		(i)	within 5 years of the deceased owner’s death;

or

		(ii)	over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner’s death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner’s estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner’s estate.

(2)	If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

(3)	If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract

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have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner’s death.

(4)	For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

Trust Beneficiary

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests (or to the annuitant’s estate or the annuitant’s legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under the Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

If any contract owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under “Death Benefit Choices” in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

If we do not receive an election from a nonspouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

THE ANNUITY OPTIONS

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Selecting the Annuity Start Date

You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. Unless we consent the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant’s 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See “Federal Tax Considerations” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

Selecting a Payment Plan

On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

(1)	any applicable taxes not previously deducted; less

(2)	the withdrawal charge, if any; less

(3)	the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company’s Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company’s Customer Service Center, subject to any payments or actions taken by the Company before the recording.

Fixed Payment Plans

After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

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Annuity Payment Plans

Plan A.	Interest
Option 1		The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

Option 2		The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.

Plan B.	Fixed Period
The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

Plan C.	Life Income	The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account EQ invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments or Transfers

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

(2)	trading on the New York Stock Exchange is restricted;

(3)	an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ’s net assets;

(4)	when the Company’s Customer Service Center is closed; or

(5)	during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

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In Case of Errors in Your Application

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes - Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

Free Look

In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales. Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are NASD member firms.

The following is a list of broker/dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.	ING Financial Markets LLC
Directed Services LLC	ING Financial Partners, Inc.
Financial Network Investment Corporation	ING Funds Distributor, LLC

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Guaranty Brokerage Services, Inc.	ING Investment Management Services LLC
ING America Equities, Inc.	ING Private Wealth Management LLC
ING Direct Funds Limited	Multi-Financial Securities Corporation
ING DIRECT Securities, Inc.	PrimeVest Financial Services, Inc.
ING Financial Advisers, LLC	Systematized Benefits Administrators, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts. Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

  Sponsorshippayments or reimbursements for broker/dealers to use in sales contests and/or meetings for theiragents/registered representatives who sell our products. We do not hold contests based solely on thesales of this product;

  Certain overrides and other benefits that may include cash compensation based on theamount of earned commissions, agent/representative recruiting or other activities that promote the saleof contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

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We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2006, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	ING Financial Partners, Inc.	14.	Merrill Lynch, Pierce, Fenner & Smith, Inc.
2.	Linsco/Private Ledger Corporation	15.	Wells Fargo Investments, LLC
3.	Morgan Stanley DW Inc.	16.	Securities America, Inc.
4.	Citigroup Global Markets, Inc.	17.	Banc of America Investment Services Inc.
5.	ING Financial Partners, Inc. - CAREER	18.	Woodbury Financial Services Inc.
6.	Wachovia Securities Inc. - Bank	19.	Centaurus Financial, Inc.
7.	PrimeVest Financial Services, Inc.	20.	MML Investors Services, Inc.
8.	A. G. Edwards & Sons, Inc.	21.	Investors Capital Corporation
9.	UBS Financial Services, Inc.	22.	National Planning Corporation
10.	Wachovia Securities Inc.	23.	Royal Alliance Associates, Inc.
11.	Financial Network Investment Corporation	24.	Citicorp Investment Services
12.	Raymond James Financial Services, Inc.	25.	FFP Securities, Inc.
13.	Multi-Financial Securities Corporation

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights

We will vote the shares of a Trust owned by Separate Account EQ according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional

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votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust’s meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account EQ as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position. Directed Services LLC, the principal underwriter and distributor of Contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-

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qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 403(b), 408, or 408A of the Tax Code.

Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution

     Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

     Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested.

     Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

     Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

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     General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

     10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

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     Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed by August 31, 2011. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

     Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

     Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the

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Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

     Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General

     The Contracts are primarily designed for use with IRAs under Tax Code Section 408 and 408A and Tax Code Section 403(b) plans (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

     Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

     Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be "rolled over" on a tax-deferred basis into an IRA. If you make a tax-free rollover

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of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

     Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

     Section 403(b) Tax-Sheltered Annuities. The contracts are available as Tax Code section 403(b) tax-sheltered annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement.

In November, 2004 the Treasury Department proposed regulations which, if finalized, are not scheduled to take effect until after 2007. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) a revocation or modification of IRS Revenue Ruling 90-24, which would increase restrictions on a participant's right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

     In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General

     Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

     Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code; or
  The distribution is a qualified charitable distribution as defined under the Pension Protection Act of 2006. This type of distribution is only available through the end of 2007. You should consult a competent tax advisor for further information.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain

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exceptions, including one or more of the following, have occurred:

  You have attained age 59 1/2;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

     Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings unless it is a qualified charitable contribution as defined under the Pension Protection Act and as described above. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

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The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separate from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

If, pursuant to Revenue Ruling 90-24, the Company agrees to accept amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

     Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (IRA and 403(b)). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

     Lifetime Required Minimum Distributions (IRA and 403(b) only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

     Start Date and Time Period. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

     Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

     Required Distributions Upon Death (Section 403(b), IRAs and Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum

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distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

     No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

     Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

     Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

     IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

     403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

     IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

     Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

· A plan participant as a means to provide benefit payments;

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  An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

Tax Consequences of EnhancedDeath Benefits

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account

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value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION

Table of Contents

Introduction
Description of ING USA Annuity and Life Insurance Company
Separate Account EQ of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
Independent Registered Public Accounting Firm
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Other Information
Financial Statements of ING USA Annuity and Life Insurance Company
Financial Statements of Separate Account EQ of ING USA Annuity and Life Insurance Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to our Customer Service Center The address is shown on the cover.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ.

Please Print or Type:

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Name

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PrimElite - PRIME 04/30/2007

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2006, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account EQ available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.40%

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.99	$10.11
Value at end of period	$12.43	$10.99
Number of accumulation units outstanding at end of period	190,740	40,605
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.02	$10.09
Value at end of period	$12.99	$12.02
Number of accumulation units outstanding at end of period	315,687	180,174
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.33	$10.03
Value at end of period	$14.39	$12.33
Number of accumulation units outstanding at end of period	298,734	167,564
ING FMRSM MID CAP GROWTH PORTFOLIO
Value at beginning of period	$25.40	$24.98	$22.02	$16.05	$31.80	$42.23	$39.59	$22.43	$18.52	$15.70
Value at end of period	$26.19	$25.40	$24.98	$22.02	$16.05	$31.80	$42.23	$39.59	$22.43	$18.52
Number of accumulation units outstanding at end of period	2,056,755	2,838,456	3,732,995	4,553,302	4,997,660	6,138,195	6,870,355	5,971,726	5,924,179	4,824,912
ING FUNDAMENTAL RESEARCH PORTFOLIO
Value at beginning of period	$11.01
Value at end of period	$12.18
Number of accumulation units outstanding at end of period	927
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.50	$10.28
Value at end of period	$12.08	$11.50
Number of accumulation units outstanding at end of period	63,309	41,817
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.45	$10.58
Value at end of period	$13.33	$11.45
Number of accumulation units outstanding at end of period	224,566	46,558
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.21	$10.15
Value at end of period	$12.77	$11.21
Number of accumulation units outstanding at end of period	491,700	91,554

A 1

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.93	$10.23
Value at end of period	$12.22	$10.93
Number of accumulation units outstanding at end of period	390,526	111,247
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.74	$10.05
Value at end of period	$11.80	$10.74
Number of accumulation units outstanding at end of period	266,912	88,354
ING MARKETPRO PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.99	$10.05
Value at end of period	$10.88	$9.99
Number of accumulation units outstanding at end of period	6,119	1
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72	$16.10	$13.51
Value at end of period	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72	$16.10
Number of accumulation units outstanding at end of period	3,893,358	5,275,066	6,547,364	7,715,877	8,639,777	9,848,165	10,447,290	11,904,647	12,496,328	9,244,010
ING OPPENHEIMER MAIN STREET PORTFOLIO
Value at beginning of period	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89	$18.87	$15.93
Value at end of period	$24.46	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89	$18.87
Number of accumulation units outstanding at end of period	3,682,236	4,948,856	6,387,483	7,848,496	9,139,249	11,117,780	12,794,990	13,175,088	14,188,265	10,839,609
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.59	$10.09
Value at end of period	$12.10	$10.59
Number of accumulation units outstanding at end of period	60,479	19,969
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.86	$10.25
Value at end of period	$12.04	$10.86
Number of accumulation units outstanding at end of period	19,270	7,968
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.65	$10.20
Value at end of period	$12.74	$10.65
Number of accumulation units outstanding at end of period	41,533	19,277

A 2

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$28.01	$25.81
Value at end of period	$32.04	$28.01
Number of accumulation units outstanding at end of period	1,169,013	1,497,192
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$59.61	$51.76
Value at end of period	$80.89	$59.61
Number of accumulation units outstanding at end of period	173,356	195,024
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.85
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	16,739
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94	$10.50
Value at end of period	$12.33	$10.94
Number of accumulation units outstanding at end of period	26,751	4,157
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.52	$10.08
Value at end of period	$12.39	$11.52
Number of accumulation units outstanding at end of period	48,186	24,087
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.39	$10.04
Value at end of period	$12.75	$11.39
Number of accumulation units outstanding at end of period	93,367	26,409
LEGG MASON PARTNERS VARIABLE HIGH INCOME
PORTFOLIO
Value at beginning of period	$15.63	$15.44	$14.18	$11.28	$11.82	$12.46	$13.74	$13.58	$13.72	$12.22
Value at end of period	$17.10	$15.63	$15.44	$14.18	$11.28	$11.82	$12.46	$13.74	$13.58	$13.72
Number of accumulation units outstanding at end of period	490,907	655,784	812,412	946,662	1,018,268	1,212,079	1,311,976	1,532,713	1,927,035	1,544,985

A 3

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

LEGG MASON PARTNERS VARIABLE INTERNATIONAL
ALL CAP GROWTH PORTFOLIO
Value at beginning of period	$14.19	$12.88	$11.09	$8.82	$12.04	$17.74	$23.61	$14.28	$13.59	$13.42
Value at end of period	$17.61	$14.19	$12.88	$11.09	$8.82	$12.04	$17.74	$23.61	$14.28	$13.59
Number of accumulation units outstanding at end of period	594,804	848,707	1,095,119	1,327,777	1,543,442	1,827,559	2,027,180	1,887,698	2,094,602	1,734,163
LEGG MASON PARTNERS VARIABLE LARGE CAP
PORTFOLIO
Value at beginning of period	$20.31	$19.34	$17.73	$14.09	$19.16	$21.16	$18.98	$19.24	$17.77	$14.23
Value at end of period	$23.68	$20.31	$19.34	$17.73	$14.09	$19.16	$21.16	$18.98	$19.24	$17.77
Number of accumulation units outstanding at end of period	1,339,127	1,819,681	2,407,088	2,916,764	3,377,165	4,001,712	4,340,018	5,498,196	6,212,287	4,212,327
LEGG MASON PARTNERS VARIABLE LIFESTYLE
BALANCE PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$14.92	$14.76	$13.91	$11.73	$12.72	$13.08	$12.66	$11.94	$11.06	$10.00
Value at end of period	$15.92	$14.92	$14.76	$13.91	$11.73	$12.72	$13.08	$12.66	$11.94	$11.06
Number of accumulation units outstanding at end of period	1,687,945	2,242,649	2,761,135	3,150,642	3,659,939	4,394,969	4,040,294	4,619,781	5,192,282	2,668,340
LEGG MASON PARTNERS VARIABLE LIFESTYLE
GROWTH PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$13.57	$13.14	$12.26	$9.57	$11.85	$13.33	$14.21	$12.41	$11.05	$10.00
Value at end of period	$14.56	$13.57	$13.14	$12.26	$9.57	$11.85	$13.33	$14.21	$12.41	$11.05
Number of accumulation units outstanding at end of period	1,508,817	2,004,400	2,466,684	2,869,976	3,472,468	4,172,221	4,629,859	5,002,401	5,364,430	2,767,614
LEGG MASON PARTNERS VARIABLE LIFESTYLE HIGH
GROWTH PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$14.18	$13.56	$12.43	$9.21	$12.25	$14.13	$15.47	$12.37	$10.87	$10.00
Value at end of period	$15.30	$14.18	$13.56	$12.43	$9.21	$12.25	$14.13	$15.47	$12.37	$10.87
Number of accumulation units outstanding at end of period	930,488	1,202,505	1,549,572	1,850,228	2,139,444	2,580,600	3,063,274	3,133,146	3,351,573	1,866,333
LEGG MASON PARTNERS VARIABLE MONEY MARKET
PORTFOLIO
Value at beginning of period	$12.54	$12.37	$12.44	$12.53	$12.55	$12.27	$11.74	$11.37	$10.97	$10.59
Value at end of period	$12.94	$12.54	$12.37	$12.44	$12.53	$12.55	$12.27	$11.74	$11.37	$10.97
Number of accumulation units outstanding at end of period	272,355	334,196	413,128	779,991	1,254,712	1,406,526	754,497	1,482,594	770,258	1,144,259
SMITH BARNEY GREENWICH APPRECIATION
PORTFOLIO
Value at beginning of period	$18.81	$18.29	$17.05	$13.88	$17.07	$18.03	$18.36	$16.47	$14.01	$11.25
Value at end of period		$18.81	$18.29	$17.05	$13.88	$17.07	$18.03	$18.36	$16.47	$14.01
Number of accumulation units outstanding at end of period		2,037,878	2,544,313	3,042,235	3,489,041	4,150,696	4,501,934	5,018,540	4,865,715	2,178,061

A 4

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING MFS Mid Cap Growth Portfolio	ING FMRSM Mid Cap Growth Portfolio

Legg Mason Partners Variable International All Cap	Legg Mason Partners Variable International All Cap

Growth Portfolio	Opportunity Portfolio
Legg Mason Partners Variable Lifestyle Balanced Portfolio	Legg Mason Partners Variable Lifestyle Allocation 50%
Portfolio

Legg Mason Partners Variable Lifestyle Growth Portfolio	Legg Mason Partners Variable Lifestyle Allocation 70%

Portfolio
Legg Mason Partners Variable Lifestyle High Growth	Legg Mason Partners Variable Lifestyle Allocation 85%
Portfolio	Portfolio

PrimElite – PRIME

B1

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING American Funds Growth Portfolio	Seeks to make your investment grow. The Portfolio’s
investment objective is not fundamental and may be changed
Investment Adviser: ING Investments, LLC	without a shareholder vote.
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time. The Portfolio’s investment objective is not
Investment Adviser: ING Investments, LLC	fundamental and may be changed without a shareholder vote.
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time. The
Portfolio’s investment objective is not fundamental and may be
Investment Adviser: ING Investments, LLC	changed without a shareholder vote.
Investment Adviser to Master Funds: Capital Research
Management Company

ING FMRSM Mid Cap Growth Portfolio* (Class S)	Seeks long-term growth of capital.
(formerly, ING MFS Mid Cap Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Co. (formerly, Massachusetts Financial Services
Company)

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Legg Mason Value Portfolio (Class S)	A non-diversified portfolio that seeks long-term growth of
capital. The Portfolio’s investment objective is not
Investment Adviser: Directed Services LLC	fundamental and may be changed without a shareholder vote.
Investment Subadviser: Legg Mason Capital
Management, Inc.

ING LifeStyle Aggressive Growth Portfolio (Class S)	Seeks growth of capital. This objective is not fundamental and may be changed without a shareholder vote.
Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Growth Portfolio (Class S)	Seeks growth of capital and some current income. This
objective is not fundamental and may be changed without a
Investment Adviser: ING Investments, LLC	shareholder vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

PrimElite – PRIME

B2

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING LifeStyle Moderate Growth Portfolio (Class S)	Seeks growth of capital and a low to moderate level of current income. This objective is not fundamental and may be
Investment Adviser: ING Investments, LLC	changed without a shareholder vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Portfolio (Class S)	Seeks growth of capital and current income. This objective is not fundamental and may be changed without a shareholder
Investment Adviser: ING Investments, LLC	vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING Oppenheimer Main Street Portfolio (Class S)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Van Kampen Global Franchise Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation and secondarily seeks current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Partners, Inc.
151 Farmington Avenue, Hartford, CT 06156-8962

ING Fundamental Research Portfolio (Initial Class)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks.
Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: ING Investment Management
Co.

PrimElite – PRIME

B3

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Van Kampen Comstock Portfolio (Service Class)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: Van Kampen

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation
(Service Class)	and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP Index Plus LargeCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s 500 Composite Stock Price Index (S&P 500
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management
Co.

ING VP Index Plus MidCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s MidCap 400 Index (S&P MidCap 400
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management
Co.

ING VP Index Plus SmallCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management
Co.

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management
Co.

Legg Mason Partners Variable Income Trust
300 First Stamford Place, Stamford, CT 06902

Legg Mason Partners Variable High Income Portfolio	The primary objective of the fund is high current income, and secondarily seeks capital appreciation.
Investment Adviser: Legg Mason Partners Fund
Advisors, LLC (formerly, Smith Barney Fund
Management LLC)

PrimElite – PRIME

B4

Fund Name and
Investment Adviser/Subadviser	Investment Objective

Legg Mason Partners Variable Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The fund seeks to maintain a stable $1 share price.
Investment Adviser: Legg Mason Partners Fund
Advisors, LLC (formerly, Smith Barney Fund
Management LLC)

Legg Mason Partners Variable Equity Trust
300 First Stamford Place, Stamford, CT 06902

Legg Mason Partners Variable International All Cap	Seeks total return on its assets from growth of capital and
Opportunity Portfolio (formerly, Legg Mason Partners	income.
Variable International All Cap Growth Portfolio)

Investment Adviser: Legg Mason Partners Fund
Advisors, LLC (formerly, Smith Barney Fund
Management LLC)

Legg Mason Partners Variable Investors Portfolio	The primary investment objective of the fund is to seek long-
term growth of capital. Current income is a secondary
Investment Adviser: Legg Mason Partners Fund	objective. These objectives may be changed without
Advisors, LLC	shareholder approval.

Legg Mason Partners Variable Lifestyle Allocation 50%	Seeks balance of growth of capital and income.
Portfolio (formerly, Legg Mason Partners Variable
Lifestyle Balanced Portfolio)

Investment Adviser: Legg Mason Partners Fund
Advisors, LLC (formerly, Travelers Investment Adviser,
Inc.)

Legg Mason Partners Variable Lifestyle Allocation 70%	Seeks Long-term growth of capital.
Portfolio (formerly, Legg Mason Partners Variable
Lifestyle Growth Portfolio)

Investment Adviser: Legg Mason Partners Fund
Advisors, LLC (formerly, Travelers Investment Adviser,
Inc.)

Legg Mason Partners Variable Lifestyle Allocation 85%	Seeks capital appreciation.
Portfolio (formerly, Legg Mason Partners Variable
Lifestyle High Growth Portfolio)

Investment Adviser: Legg Mason Partners Fund
Advisors, LLC (formerly, Travelers Investment Adviser,
Inc.)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

PrimElite – PRIME

B5

APPENDIX C

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

PrimElite – PRIME

C1

ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

PrimElite -PRIME

04/30/07

PART B

Statement of Additional Information

ING EQUI-SELECT ING PRIMELITE

Deferred Combination Variable and Fixed Annuity Contracts

Issued by SEPARATE ACCOUNT EQ

of

ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION:

April 30, 2007

i

Introduction

This Statement of Additional Information provides background information regarding Separate Account EQ.

Description of ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2006, ING USA had approximately $2,989.1 million in stockholder's equity and approximately $69,677.6 billion in total assets, including approximately $37,928.3 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. Reliastar Life Insurance Company of New York ("RLNY"), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account EQ of ING USA Annuity and Life Insurance Company

Separate Account EQ is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets

ING USA acts as its own custodian for Separate Account EQ.

Independent Registered Public Accounting Firm

Ernst & Young LLP, Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta GA 30308, an Independent Registered Public Accounting Firm, perform annual audits of ING USA and Separate Account EQ.

Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC. For the years ended 2006, 2005 and 2004 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated $429,206,095 , $378,135,000 and $374,955,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of Directed Services LLC. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $70,763,649, $42,969,000 and $36,570,000, for the years ended 2006, 2005, and 2004, respectively.

Published Ratings

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account EQ, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account EQ has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account EQ, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account EQ. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

3

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

4

FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Financial Statements of ING USA Annuity and Life Insurance Company
Income Statements for the years ended December 31, 2006, 2005 and 2004
Balance Sheets as of December 31, 2006 and 2005
Statements of Changes in Shareholder's Equity for the years ended December 31, 2006, 2005 and 2004
Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004
Notes to Financial Statements

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT EQ

The audited financial statements of Separate Account EQ are listed below and are included in this
Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Financial Statements of ING USA Annuity and Life Insurance Company Separate Account EQ
Statement of Assets and Liabilities as of December 31, 2006
Statement of Operations for the year ended December 31, 2006
Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
Notes to Financial Statements

5

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements

Page

Report of Independent Registered Public Accounting Firm	C-2

Financial Statements:

Statements of Operations for the years ended
December 31, 2006, 2005, and 2004	C-3

Balance Sheets as of December 31, 2006 and 2005	C-4

Statements of Changes in Shareholder's Equity for the years ended
December 31, 2006, 2005, and 2004	C-6

Statements of Cash Flows for the years ended
December 31, 2006, 2005, and 2004	C-7

Notes to Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2006 and 2005, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 23, 2007

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Operations

(In millions)

	Year Ended December 31,
	2006	2005	2004
Revenue:
Net investment income	$1,156.4	$1,102.2	$1,121.5
Fee income	939.2	745.6	569.2
Premiums	20.5	21.8	21.8
Net realized capital losses	(90.4)	(2.9)	(49.5)
Other income	-	0.7	0.3
Total revenue	2,025.7	1,867.4	1,663.3
Benefits and expenses:
Interest credited and other benefits to contractowners	1,169.7	1,085.8	1,133.0
Operating expenses	228.0	192.5	162.6
Amortization of deferred policy acquisition
costs and value of business acquired	293.0	318.9	186.8
Interest expense	30.3	29.6	5.1
Other expense	28.1	16.5	2.2
Total benefits and expenses	1,749.1	1,643.3	1,489.7
Income before income taxes and cumulative
effect of change in accounting principle	276.6	224.1	173.6
Income tax expense	64.4	34.2	80.7
Income before cumulative effect of change
in accounting principle	212.2	189.9	92.9
Cumulative effect of change in accounting
principle, net of tax	-	-	(1.0)
Net income	$212.2	$189.9	$91.9

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $17,071.8 at 2006 and $16,086.1 at 2005)	$17,054.4	$16,092.4
Equity securities, available-for-sale, at fair value
(cost of $39.1 at 2006 and $28.6 at 2005)	40.6	29.7
Short-term investments	134.3	55.9
Mortgage loans on real estate	3,687.6	3,766.8
Policy loans	162.5	166.1
Other investments	642.9	404.8
Securities pledged
(amortized cost of $875.5 at 2006 and $952.1 at 2005)	864.0	938.9
Total investments	22,586.3	21,454.6
Cash and cash equivalents	608.6	215.2
Short-term investments under securities loan agreement	102.6	140.2
Accrued investment income	183.7	175.0
Receivable for securities sold	20.3	32.1
Deposits and reinsurance recoverable from affiliate	4,759.0	4,068.1
Deferred policy acquisition costs	2,669.9	2,255.4
Value of business acquired	110.1	122.1
Sales inducements to contractowners	630.7	556.3
Short-term loan to affiliate	-	45.0
Due from affiliates	29.7	15.0
Current income taxes	4.6	-
Other assets	43.8	29.9
Assets held in separate accounts	37,928.3	30,262.8
Total assets	$69,677.6	$59,371.7

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$26,696.4	$24,225.3
Payables for securities purchased	48.3	0.8
Payables under securities loan agreement	102.6	140.2
Borrowed money	769.6	806.3
Notes to affiliates	435.0	435.0
Due to affiliates	46.4	39.7
Current income taxes	-	34.1
Deferred income taxes	262.5	135.7
Other liabilities	399.4	342.8
Liabilities related to separate accounts	37,928.3	30,262.8
Total liabilities	66,688.5	56,422.7

Shareholder's equity
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)	2.5	2.5
Additional paid-in capital	3,978.4	4,143.1
Accumulated other comprehensive loss	(12.1)	(4.7)
Retained earnings (deficit)	(979.7)	(1,191.9)
Total shareholder's equity	2,989.1	2,949.0
Total liabilities and shareholder's equity	$69,677.6	$59,371.7

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2003	$2.5	$3,811.1	$188.1	$(1,473.7)	$2,528.0
Comprehensive income:
Net income	-	-	-	91.9	91.9
Other comprehensive loss,
net of tax:
Change in net unrealized capital gains (losses)
on securities ($(114.0) pretax)	-	-	(70.5)	-	(70.5)
Minimum pension liability	-	-	(4.9)	-	(4.9)
Total comprehensive income					16.5
Contribution of capital	-	230.0	-	-	230.0
Balance at December 31, 2004	2.5	4,041.1	112.7	(1,381.8)	2,774.5
Comprehensive income:
Net income	-	-	-	189.9	189.9
Other comprehensive loss,
net of tax:
Change in net unrealized capital gains (losses)
on securities ($(185.2) pretax)	-	-	(118.4)	-	(118.4)
Minimum pension liability ($(1.1) pretax)	-	-	1.0	-	1.0
Total comprehensive income					72.5
Contribution of capital	-	100.0	-	-	100.0
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2005	2.5	4,143.1	(4.7)	(1,191.9)	2,949.0
Comprehensive income:
Net income	-	-	-	212.2	212.2
Other comprehensive loss,
net of tax:
Change in net unrealized capital gains (losses)
on securities ($(10.7) pretax)	-	-	(7.3)	-	(7.3)
Pension liability ($0.6 pretax)	-	-	0.4	-	0.4
Other	-	-	1.1	-	1.1
Total comprehensive income					206.4
Cumulative effect of change of accounting
principle ($(2.4) pretax)	-	-	(1.6)	-	(1.6)
Capital distribution paid	-	(170.0)	-	-	(170.0)
Employee share-based payments	-	4.1	-	-	4.1
Other	-	1.2	-	-	1.2
Balance at December 31, 2006	$2.5	$3,978.4	$(12.1)	$(979.7)	$2,989.1

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Operating Activities:
Net income	$212.2	$189.9	$91.9
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs
and sales inducements	(831.9)	(715.3)	(688.3)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	367.1	387.7	252.3
Net accretion/decretion of discount/premium	57.7	93.1	139.6
Future policy benefits, claims reserves, and
interest credited	1,179.9	1,078.4	916.7
Provision for deferred income taxes	131.4	192.0	75.4
Net realized capital (gains) losses	90.4	2.9	49.5
Change in:
Accrued investment income	(8.7)	26.7	(9.0)
Reinsurance recoverable (excluding GICs)	(52.1)	(31.1)	11.2
Other receivables and asset accruals	(13.9)	(1.6)	(8.2)
Due to/from affiliates	(8.0)	(18.9)	(19.8)
Other payables and accruals	(3.1)	39.3	41.2
Employee share-based payments	4.1	2.0	-
Other	1.1	-	-
Net cash provided by operating activities	1,126.2	1,245.1	852.5
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,496.1	16,027.0	17,876.4
Equity securities, available-for-sale	15.8	20.7	106.8
Mortgage loans on real estate	523.7	739.7	388.6
Acquisition of:
Fixed maturities, available-for-sale	(11,446.3)	(17,518.1)	(20,517.6)
Equity securities, available-for-sale	(25.4)	(14.1)	(20.2)
Mortgage loans on real estate	(444.4)	(658.0)	(856.4)
Short-term investments, net	(79.7)	(49.1)	(6.6)
Other investments	(266.9)	(187.4)	(268.2)
Other	3.6	2.9	(3.2)
Net cash used in investing activities	(1,223.5)	(1,636.4)	(3,300.4)

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Financing Activities:
Deposits received for investment contracts	5,788.4	5,225.6	5,888.2
Maturities and withdrawals from investment contracts	(4,497.2)	(5,039.7)	(3,244.4)
Reinsurance recoverable on investment contracts	(638.8)	(120.5)	(747.4)
Notes to affiliates	45.0	-	350.0
Short-term loan to affiliate	-	139.2	(63.8)
Short-term borrowings	(36.7)	92.9	179.2
Capital distribution to Parent	(170.0)	-	-
Capital contribution from Parent	-	100.0	230.0
Net cash provided by financing activities	490.7	397.5	2,591.8
Net increase in cash and cash equivalents	393.4	6.2	143.9
Cash and cash equivalents, beginning of year	215.2	209.0	65.1
Cash and cash equivalents, end of year	$608.6	$215.2	$209.0
Supplemental cash flow information:
Income taxes (received) paid, net	$(30.2)	$(174.7)	$8.3
Interest paid	$66.2	$52.1	$14.2

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING”.

Description of Business

The Company offers various insurance products, including immediate and deferred variable and fixed annuities. The Company’s annuity products are distributed by national wirehouses, regional securities firms, independent National Association of Securities Dealers, Inc. (“NASD”) firms with licensed registered representatives, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and the ING broker-dealer network. The Company’s primary annuity customers are retail consumers.

The Company also offers guaranteed investment contracts and funding agreements (collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company previously provided interest-sensitive, traditional life insurance, and health insurance. The Company no longer issues these products. The life insurance business is in run-off, and the Company has ceded to other insurers all health insurance.

The Company has one operating segment.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2005 or 2004. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Balance Sheet at December 31, 2006, are as follows:

	Prior to	Effects of	As Reported at
	Adopting	Adopting	December 31,
	FAS No. 158	FAS No. 158	2006

Deferred income taxes	$263.3	$(0.8)	$262.5
Other liabilities	397.0	2.4	399.4
Accumulated other comprehensive loss	(10.5)	(1.6)	(12.1)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Considering the Effects of Prior Year Misstatements

In September 2006, the Securities and Exchange Commission (“SEC”) staff issued SEC Staff Accounting Bulletin (“SAB”) Topic 1N, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”). SAB 108 states that a registrant should quantify the effect of an error on the financial statements using a dual approach. Specifically, the amount should be computed using both the “rollover” (current year income statement perspective) and “iron curtain” (year-end balance sheet perspective) methods.

SAB 108 was effective for fiscal years ending after November 15, 2006. The adoption of SAB 108 did not have a material impact on the Company’s financial position.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

On November 3, 2005, the FASB issued FASB Staff Position (“FSP”) FAS No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of the Emerging Issues Task Force (“EITF”) Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“EITF 03-1”).

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

FSP FAS No. 115-1 was effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. As a result of adopting FSP FAS No. 115-1, the Company recognized impairment losses of $22.3 and $3.1 for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partner Have Certain Rights”(“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46R: “Consolidation of Variable Interest Entities” (“FIN 46R”). EITF 04-5 was effective immediately for all new limited partnership formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

The Company’s limited partnership investment totaling $19.7 in Powers Ferry Properties Ltd Partnership (“PFP”), an affiliate acquired on May 12, 2005, is accounted for using the equity method, as ING USA does not have substantive kick-out or participating rights and, therefore, cannot overcome the presumption of control by the general partner of PFP. As of December 31, 2006, the Company’s remaining investments in limited partnerships are generally considered variable interest entities under FIN 46R, and are accounted for using the cost or equity methods of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued Statement of Financial Accounting Standards (“FAS”) No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first interim or annual period beginning after June 15, 2005. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized include: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provision of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated.

Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB No. 25”), and related Interpretations, as permitted by FAS No. 123. No stock based employee compensation cost was recognized in the Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2006 and 2005 were those of ING, the Company’s ultimate parent.

As a result of adopting FAS No. 123R, the Company’s Net income for the years ended December 31, 2006 and 2005, was $5.2 and $3.5, respectively, lower than if it had continued to account for share-based payments under APB No. 25. The fair value of shares granted during 2006 and 2005 was $7.0 and $7.9, respectively, as of December 31, 2006 and 2005, respectively, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes to valuation methodologies as a result of the adoption of FAS No. 123R.

Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The Company adopted Statement of Position (“SOP”) 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”), on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that the revenue and expenses related to such arrangements be consolidated with the respective line items in the Statements of Operations. In addition, SOP 03-1 requires additional liabilities be established for certain guaranteed death benefits and for products with certain patterns of cost of insurance charges. Sales inducements provided to contractowners must be recognized on the balance sheet separately from deferred policy acquisition costs and amortized as a component of benefits expense using methodologies and assumptions consistent with those used for amortization of deferred policy acquisition costs.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company evaluated all requirements of SOP 03-1 and determined that it is affected by the SOP’s requirements to establish additional liabilities for certain guaranteed benefits and products with patterns of cost of insurance charges resulting in losses in later policy durations from the insurance benefit function and to defer, amortize, and recognize separately, sales inducements to contractowners. Upon adoption of SOP 03-1 on January 1, 2004, the Company recognized a cumulative effect of a change in accounting principle of $(3.6), before tax, or $(2.3), net of $1.3 of income taxes. In addition, requirements for certain separate account arrangements that do not meet the established criteria for separate asset and liability recognition are applicable to the Company, however, the Company’s policies on separate account assets and liabilities have historically been, and continue to be, in conformity with the requirements newly established.

In the fourth quarter of 2004, the cumulative effect of a change in accounting principle was revised due to the Company’s implementation of Technical Practice Aid 6300.05-6300.08 “Q&As Related to the Implementation of SOP 03-1, ‘Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts”’ (the “TPA”).

The TPA, which was approved in September 2004, provided additional guidance regarding certain implicit assessments that may be used in the testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provided additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. While the TPA was implemented during the fourth quarter of 2004, the TPA is retroactive to the original implementation date of SOP 03-1, January 1, 2004 and is reported as an adjustment to SOP 03-1’s cumulative effect of a change in accounting principle. The adoption of the TPA reduced the Company’s cumulative effect of a change in accounting principle by $2.0, before tax, and decreased quarterly 2004 Net income approximately $0.6 in each quarter, for a total decrease of $2.3.

New Accounting Pronouncements

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007, although early adoption is permitted under certain conditions. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of retained earnings. As application of the standard is optional, any impact is limited to those financial assets and liabilities to which FAS No. 159 is applied. The Company is currently evaluating the items to which the fair value option may be applied.

Fair Value Measurements

In September 2006, the FASB issued FASB Statement No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements in accordance with FAS No. 109, “Accounting for Income Taxes.”

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FIN 48 prescribes a two-step process for determining the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. The first step is recognition: A company first determines whether a tax position is more likely than not to be sustained upon examination, based on the technical merits of the position. The second is measurement: A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit recognized in the financial statements. The benefit under step two is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. No benefit will be recognized on tax positions that do not meet the more-likely-than-not recognition standard. In addition, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 is effective for fiscal years beginning after December 15, 2006, and was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company expects to recognize a cumulative effect of change in accounting principle between $1.0 and $3.0 as a reduction to January 1, 2007 Retained earnings.

Accounting for Servicing of Financial Assets

In March 2006, the FASB issued FAS No. 156, “Accounting for Servicing of Financial Assets – an amendment of FASB Statement No. 140” (“FAS No. 156”). FAS No. 156 requires the separate recognition of servicing assets and servicing liabilities each time an obligation to service a financial asset is undertaken by entering into a servicing contract and permits the fair value measurement of servicing assets and servicing liabilities. In addition, FAS No. 156 does the following:

▪	Clarifies when a servicer should separately recognize servicing assets and liabilities;
▪	Requires all separately recognized servicing assets and servicing liabilities to be initially measured at fair value, if practicable;
▪

Permits a one-time reclassification of available-for-sale securities to trading securities by entities with recognized servicing rights, provided that the available-for-sale securities are identified in some manner as offsetting the exposure to changes in fair value of servicing assets and servicing liabilities that are subsequently measured at fair value; and

▪	Requires additional disclosures for all separately recognized servicing assets and servicing liabilities.

FAS No. 156 requirements for recognition and initial measurement of servicing assets and servicing liabilities should be applied prospectively to all transactions entered into after the beginning of the first fiscal year that commences after September 15, 2006. The Company has determined that the adoption of FAS No. 156 will not have a material effect on the financial position, results of operations, or cash flows.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006, and was adopted by the Company on January 1, 2007. The Company does not expect FAS No. 155 to have a significant impact on the Company’s financial position, results of operations, or cash flows.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occur by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006 and is effective for the Company on January 1, 2007. The Company estimates that the impact of adoption of SOP 05-1 will not exceed $30.0 after tax, which will be recorded as a reduction to retained earnings. The Company continues to analyze the impact of adoption relative to a limited number of the Company's annuity products. As a result, the actual impact of the adoption of SOP 05-1 may differ from our estimates as new implementation guidance and evolving industry practice may affect the Company's interpretation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary-Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is recorded in Net realized capital gains (losses).

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for fixed maturities are largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable, due to a limited market, for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2006 and 2005, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of 19.9% and 19.5% of properties in California at December 31, 2006 and 2005, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Guaranteed minimum withdrawals benefits (“GMWBs”) without life contingent payouts and guaranteed minimum accumulation benefits (“GMABs”) represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The option component of a fixed indexed annuity (“FIA”) also represents an embedded derivative. These embedded derivatives are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, total return, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also purchases options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges. DAC related to GICs, however, is amortized on a straight-line basis over the life of the contract.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, \estimated interest spread, and estimated mortality.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

Reserves

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal and traditional life insurance contracts, and GICs. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Reserve interest rates varied by product up to 7.8% for 2006 and up to 8.0% for 2005 and 2004.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2006, 2005, and 2004, reserve interest discount rates varied up to 8.0%.

Reserves for FIAs are computed in accordance with FAS No. 97 and FAS No. 133. Accordingly, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statement of Operations.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses, less the present value of future net premiums.

Under SOP 03-1, the Company calculates additional liabilities (“SOP 03-1 reserves”) for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP 03-1 reserve recognized for such products is in addition to the liability previously held and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business subject to SOP 03-1, and calculates an SOP 03-1 reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP 03-1 reserve is accumulated at interest rates using the contract-credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

The SOP 03-1 reserve for annuities with guaranteed minimum death benefits (“GMDBs”) is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The SOP 03-1 reserve for GMWBs with life contingent payouts and guaranteed minimum income benefits (“GMIBs”) is determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if the actual experience or other evidence suggests that earlier assumptions should be revised.

GMABs and GMWBs without life contingent payouts are considered to be derivatives under FAS No. 133. The additional reserves for these guarantees are recognized at fair value through the Statement of Operations.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

Sales Inducements

Sales inducements represent benefits paid to contractowners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement. Sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both Premiums and Interest credited and other benefits to contractowners in the Statements of Operations.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations, but are recorded directly to Future policy benefits and claims reserves on the Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2006 and 2005 unrealized capital (losses) gains of $(4.1) and $22.1, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to large losses in most aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as the direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Participating Insurance

Participating business approximates 11.4% of the Company’s ordinary life insurance in force and 26.7% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $15.4, $15.8, and $16.2, were incurred during the years ended December 31, 2006, 2005, and 2004, respectively.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses (benefits)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$276.9	$0.2	$1.4	$275.7
U.S. government agencies and authorities	220.9	0.6	2.2	219.3
State, municipalities, and political
subdivisions	43.0	0.5	0.4	43.1

U.S. corporate securities:
Public utilities	1,324.5	21.1	17.8	1,327.8
Other corporate securities	5,138.6	50.3	49.7	5,139.2
Total U.S. corporate securities	6,463.1	71.4	67.5	6,467.0

Foreign securities(1):
Government	486.1	16.2	4.3	498.0
Other	2,843.9	32.3	46.6	2,829.6
Total foreign securities	3,330.0	48.5	50.9	3,327.6

Residential mortgage-backed securities	3,841.4	44.8	62.8	3,823.4
Commercial mortgage-backed securities	1,928.6	15.1	20.2	1,923.5
Other asset-backed securities	1,843.4	5.2	9.8	1,838.8

Total fixed maturities, including
securities pledged	17,947.3	186.3	215.2	17,918.4
Less: securities pledged	875.5	2.4	13.9	864.0
Total fixed maturities	17,071.8	183.9	201.3	17,054.4
Equity securities	39.1	1.5	-	40.6

Total investments, available-for-sale	$17,110.9	$185.4	$201.3	$17,095.0

(1) Primarily U.S. dollar denominated.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2005.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$144.3	$0.6	$0.1	$144.8
U.S. government agencies and authorities	331.7	0.5	3.6	328.6
State, municipalities, and political
subdivisions	20.1	-	0.7	19.4

U.S. corporate securities:
Public utilities	1,578.9	39.6	19.0	1,599.5
Other corporate securities	5,076.6	86.2	62.0	5,100.8
Total U.S. corporate securities	6,655.5	125.8	81.0	6,700.3

Foreign securities(1):
Government	464.7	13.8	4.1	474.4
Other	2,446.0	33.3	36.9	2,442.4
Total foreign securities	2,910.7	47.1	41.0	2,916.8

Residential mortgage-backed securities	3,942.3	31.2	70.5	3,903.0
Commercial mortgage-backed securities	1,309.8	17.0	19.5	1,307.3
Other asset-backed securities	1,723.8	6.8	19.5	1,711.1

Total fixed maturities, including
securities pledged	17,038.2	229.0	235.9	17,031.3
Less: securities pledged	952.1	1.0	14.2	938.9
Total fixed maturities	16,086.1	228.0	221.7	16,092.4
Equity securities	28.6	1.1	-	29.7

Total investments, available-for-sale	$16,114.7	$229.1	$221.7	$16,122.1

(1) Primarily U.S. dollar denominated.

At December 31, 2006 and 2005, net unrealized depreciation was $27.4 and $5.8, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

The amortized cost and fair value of fixed maturities as of December 31, 2006, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$426.8	$425.1
After one year through five years	4,547.0	4,541.1
After five years through ten years	3,918.9	3,905.2
After ten years	1,441.2	1,461.3
Mortgage-backed securities	5,770.0	5,746.9
Other asset-backed securities	1,843.4	1,838.8
Less: securities pledged	875.5	864.0
Fixed maturities, excluding securities pledged	$17,071.8	$17,054.4

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2006 or 2005.

The Company does not have any significant exposure to subprime mortgage loans. The only exposure, if any, would arise from the Company's investment in mortgage-backed securities. These securities are primarily agency-backed and are highly rated. The average rating was AAA at December 31, 2006.

At December 31, 2006 and 2005, fixed maturities with fair values of $10.7 and $11.7, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2006 and 2005, approximately 1.4% and 1.2%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”) and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2006 and 2005, the Company had $226.7 and $126.1, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. At December 31, 2006 and 2005, assets with a carrying value of approximately $703.0 and $159.4, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, in the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2006 and 2005, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $765.7 and $808.0, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $769.6 and $806.3 at December 31, 2006 and 2005, respectively.

The Company also enters into reverse repurchase agreements. At December 31, 2006 and 2005, the carrying value of the securities in reverse repurchase agreements was $16.4 and $15.3, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2006 and 2005. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2006 and 2005, were primarily related to interest rate movement, or spread widening, and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2006 and 2005.

	Less than	More than
	Six Months	Six Months and	More than	Total
	Below	less than Twelve	Twelve Months	Unrealized
	Amortized	Months Below	Below	Capital
2006	Cost	Amortized Cost	Amortized Cost	Losses
Interest rate or spread widening	$12.8	$6.2	$103.4	$122.4
Mortgage and other asset-backed
securities	14.6	5.6	72.6	92.8
Total unrealized capital losses	$27.4	$11.8	$176.0	$215.2
Fair value	$3,095.9	$905.9	$6,026.5	$10,028.3

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Less than	More than
	Six Months	Six Months and	More than	Total
	Below	less than Twelve	Twelve Months	Unrealized
	Amortized	Months Below	Below	Capital
2005	Cost	Amortized Cost	Amortized Cost	Losses
Interest rate or spread widening	$45.4	$32.3	$48.7	$126.4
Mortgage and other asset-backed
securities	47.5	29.7	32.3	109.5
Total unrealized capital losses	$92.9	$62.0	$81.0	$235.9
Fair value	$5,745.3	$2,266.9	$2,243.0	$10,255.2

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 97.2% of the average book value. In addition, this category includes 1,119 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2006.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2006, 2005, and 2004.

	2006		2005		2004
		No. of		No. of		No. of
Impairment		Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$0.1	1	$0.1	1	$-	-
U.S. corporate	15.8	63	3.0	12	-	-
Foreign	3.5	13	0.1	1	8.5	4
Residential mortgage-backed	12.7	68	16.4	86	9.1	88
Commercial mortgage-backed	-	-	1.2	1	-	-
Other asset-backed	1.2	2	0.5	2	11.5	6
Limited partnerships	0.5	2	0.5	1	2.2	1
Total	$33.8	149	$21.8	104	$31.3	99

The above schedule includes $11.5, $18.7, and $31.3, in other-than-temporary write-downs for the years ended December 31, 2006, 2004, and 2004, respectively, related to the analysis of credit risk and the possibility of significant prepayment risk. The remaining $22.3 and $3.1 in write-downs for the years ended December 31, 2006 and 2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value, based upon the requirements of FSP FAS No. 115-1. The following table summarizes these write-downs by type for the years ended December 31, 2006 and 2005.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2006		2005
		No. of		No. of
	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$0.1	1	$0.1	1
U.S. corporate	15.8	63	2.6	11
Foreign	3.5	13	-	-
Residential mortgage-backed	1.7	4	0.4	1
Other asset-backed	1.2	2	-	-
Total	$22.3	83	$3.1	13

The remaining fair value of fixed maturities with other-than-temporary impairments at December 31, 2006 and 2005 was $415.7 and $255.3, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$1,009.7	$936.4	$953.1
Equity securities, available-for-sale	1.9	1.2	1.7
Mortgage loans on real estate	225.3	238.4	221.8
Policy loans	9.1	9.1	9.8
Short-term investments and cash equivalents	5.5	4.1	1.4
Other	13.9	10.5	15.0
Gross investment income	1,265.4	1,199.7	1,202.8
Less: investment expenses	109.0	97.5	81.3
Net investment income	$1,156.4	$1,102.2	$1,121.5

At December 31, 2006 and 2005, the Company had $30.5 and $47.4, respectively, of non-income producing investments in fixed maturities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investment on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(43.8)	$45.4	$51.0
Equity securities, available-for-sale	0.9	0.2	6.4
Derivatives	(48.2)	(48.3)	(104.9)
Other	0.7	(0.2)	(2.0)
Net realized capital losses	$(90.4)	$(2.9)	$(49.5)
After-tax net realized capital losses	$(58.8)	$(1.9)	$(32.2)

The increase in net realized capital losses for the year ended December 31, 2006, reflects higher losses on investments in fixed maturities. The losses on fixed maturities were primarily driven by the interest rate environment, which generally increased during 2006. The net losses on fixed maturities were partially offset by a related decrease in the amortization of DAC and VOBA.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Proceeds on sales	$5,543.1	$9,317.1	$9,916.3
Gross gains	64.5	97.2	145.5
Gross losses	78.0	75.2	59.3

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair value of the assets and liabilities. Derivatives are carried at fair value on the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2006 and 2005.

	2006		2005
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$17,918.4	$17,918.4	$17,031.3	$17,031.3
Equity securities, available-for-sale	40.6	40.6	29.7	29.7
Mortgage loans on real estate	3,687.6	3,657.0	3,766.8	3,774.8
Policy loans	162.5	162.5	166.1	166.1
Cash, cash equivalents,
and Short-term investments
under securities loan agreement	711.2	711.2	355.4	355.4
Other investments	777.2	782.1	460.7	465.6
Assets held in separate accounts	37,928.3	37,928.3	30,262.8	30,262.8
Liabilities:
Investment contract liabilities:
Deferred annuities	19,732.4	18,108.0	18,486.5	17,145.6
Guaranteed investment contracts
and funding agreements	4,603.8	4,591.1	3,362.2	3,352.9
Supplementary contracts and
immediate annuities	931.1	931.1	893.3	893.3
Liabilities related to separate
accounts	37,928.3	37,928.3	30,262.8	30,262.8
Derivatives	64.2	64.2	44.4	44.4
Notes to affiliates	435.0	459.2	435.0	507.2

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2006	2005	2006	2005
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturity portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$-	$91.2	$-	$-

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturity portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	3,856.1	3,535.5	40.8	58.2

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	244.8	206.2	(28.7)	(24.0)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure on
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection. In the
event of a default on the underlying credit exposure,
the Company will either receive an additional
payment (purchased credit protection) or will be
required to make an additional payment (sold credit
protection) equal to the notional value of the swap
contract.	260.3	112.0	(0.1)	(0.3)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2006	2005	2006	2005
Total Return Swaps
Total return swaps are used to assume credit exposure
to a referenced index or asset pool. The difference
between different floating-rate interest amounts
calculated by reference to an agreed upon notional
principal amount is exchanged with other parties
at specified intervals.	$65.0	$-	$0.1	$-

Swaptions
Swaptions are used to manage interest rate risk in
the Company's CMOB portfolio. Swaptions are
contracts that give the Company the option to
enter into an interest rate swap at a specific
future date.	665.0	150.0	3.7	-

Futures
Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. The futures income would
serve to offset this increased expense. The under-
lying reserve liabilities are valued under either
SOP 03-01, or FAS No. 133 (see discussion under
"Reserves" section) and the change in reserve
liability is recorded in Interest credited and other
benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains (losses).	1,265.9	1,530.9	3.8	7.2

Options
Call options are used to hedge against an increase
in the various equity indices. Such increase may
result in increased payments to contract holders
of fixed indexed annuity contracts, and the options
offset this increased expense. The put options
are used to hedge the liability associated with
embedded derivatives in variable annuity contracts.
Both the options and the embedded derivative
reserve are carried at fair value. The change in value
of the options are recorded in Net realized capital
gains (losses); the change in value of the embedded
derivative is recorded in Interest credited and
other benefits to contractowners.	6,341.7	4,183.7	387.0	215.8

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2006	2005	2006	2005
Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	5.1	(0.3)
Within retail annuity products	N/A*	N/A*	820.2	389.2

* N/A - not applicable.

Interest Rate Swaps

Interest rate swaps include two agreements with Security Life of Denver Insurance Company (“Security Life”), an affiliate, with notional amounts of $100.0 and fair values of $(1.8) and $(0.9) at December 31, 2006 and $(0.3) and $(0.2) at December 31, 2005 (see Related Party Transactions footnote for further information).

Credit Default Swaps

As of December 31, 2006, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $119.8.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$1,826.7
Deferrals of commissions and expenses	587.4
Amortization:
Amortization	(266.0)
Interest accrued at 5% to 6%	85.7
Net amortization included in the Statements of Operations	(180.3)
Change in unrealized capital gains (losses) on available-for-sale securities	(47.4)
Implementation of SOP and TPA	(482.3)
Balance at December 31, 2004	1,704.1
Deferrals of commissions and expenses	614.0
Amortization:
Amortization	(400.2)
Interest accrued at 5% to 6%	105.5
Net amortization included in the Statements of Operations	(294.7)
Change in unrealized capital gains (losses) on available-for-sale securities	232.0
Balance at December 31, 2005	2,255.4
Deferrals of commissions and expenses	681.9
Amortization:
Amortization	(421.7)
Interest accrued at 5% to 6%	138.1
Net amortization included in the Statements of Operations	(283.6)
Change in unrealized capital gains (losses) on available-for-sale securities	16.2
Balance at December 31, 2006	$2,669.9

The estimated amount of DAC to be amortized, net of interest, is $469.0, $426.7, $363.9, $319.3, and $285.9, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$111.5
Amortization:
Amortization	(13.3)
Interest accrued at 4% to 5%	6.8
Net amortization included in the Statements of Operations	(6.5)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.5)
Implementation of SOP and TPA	7.7
Balance at December 31, 2004	112.2
Amortization:
Amortization	(30.8)
Interest accrued at 4% to 5%	6.6
Net amortization included in the Statements of Operations	(24.2)
Change in unrealized capital gains (losses) on available-for-sale securities	34.1
Balance at December 31, 2005	122.1
Amortization:
Amortization	(15.0)
Interest accrued at 4% to 5%	5.6
Net amortization included in the Statements of Operations	(9.4)
Change in unrealized capital gains (losses) on available-for-sale securities	(2.6)
Balance at December 31, 2006	$110.1

The estimated amount of VOBA to be amortized, net of interest, is $16.2, $12.0, $12.9, $11.3, and $10.3, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The decrease in Amortization of DAC and VOBA in 2006 compared to 2005 is due to higher expected gross profits, which reflect revisions in prospective assumptions based on positive persistency experience and favorable equity market performance. The decrease was partially offset, however, by an increase in amortization driven by higher actual gross profits experience in 2006.

The increase in Amortization of DAC and VOBA in 2005 compared to 2004 is largely associated with an increase in the scale of DAC, resulting from sales of new business. In addition, the Company had higher fixed margin income in 2005, resulting in an increase in gross profits against which DAC and VOBA were amortized.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company revised and unlocked certain assumptions for its fixed and variable annuity products during 2006, 2005, and 2004. Unlocking adjustments and their acceleration (deceleration) impact on Amortization of DAC and VOBA were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Impact of separate account growth and contractowner
withdrawal behavior favorable to assumptions	$(42.6)	$(13.3)	$(6.6)
Unlock of contractowner withdrawal behavior
assumptions for variable and fixed annuities	-	-	(4.2)
Unlock of contractowner withdrawal behavior
assumptions for certain fixed deferred annuities	-	17.7	-
Unlock of future rate of spread income assumptions
on some fixed annuity liabilities	-	2.3	5.0
Unlock on long-term separate account growth assumption	-	4.8	-
Unlock of mortality and persistency assumptions	(19.8)	(4.2)	-
Total unlocking effect on Amortization of DAC and VOBA	$(62.4)	$7.3	$(5.8)

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of the Iowa Division of Insurance for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company’s statutory surplus at the prior year end or (2) the Company’s prior year statutory net gain from operations.

During 2006, the Company paid $170.0 in a return of capital distribution to its parent. During 2005 and 2004, the Company did not pay any dividends or return of capital distributions on its common stock to its parent.

During 2006, the Company did not receive any capital contributions from Lion. During 2005 and 2004, the Company received capital contributions of $100.0 and $230.0, respectively, from Lion to support sales activities.

The Insurance Division of the State of Iowa (the “Division”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $(1.6), $6.9, and $96.1, for the years ended December 31, 2006, 2005, and 2004, respectively. Statutory capital and surplus was $1,660.7 and $1,846.6 as of December 31, 2006 and 2005, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2006, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affected statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates additional liabilities (“SOP 03-1 reserve”) for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the GMDB SOP 03-1 reserve at December 31, 2006.

Area	Assumptions/Basis for Assumptions
Data used	Based on 100 investment performance scenarios stratified based on
10,000 random generated scenarios
Mean investment performance	8.125%
Volatility	18.0%
Mortality	1999 and prior issues – 80.0%, 80.0%, 90.0%, 90.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
2000 and later issues – 60.0%, 60.0%, 75.0%, 75.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
Lapse rates	Vary by contract type and duration; range between 1.0% and 40.0%
Discount rates	6.5%, based on the portfolio earned rate of the general account

The assumptions used for calculating the additional GMIB liability at December 31, 2006, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2006 and 2005, and the paid and incurred amounts by type for the years ended December 31, 2006 and 2005, were as follows:

	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum
	Death	Accumulation/	Income
	Benefit	Withdrawal Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)
Separate account liability
at December 31, 2006	$37,928.5	$4,606.1	$18,036.9
Separate account liability
at December 31, 2005	$30,213.6	$2,536.1	$13,409.0

Additional liability balance:
Balance at January 1, 2005	$66.9	$9.6	$30.7
Incurred guaranteed benefits	64.9	(0.2)	30.2
Paid guaranteed benefits	(19.0)	-	-
Balance at December 31, 2005	112.8	9.4	60.9
Incurred guaranteed benefits	43.4	(16.6)	22.4
Paid guaranteed benefits	(16.5)	-	-
Balance at December 31, 2006	$139.7	$(7.2)	$83.3

The net amount at risk, net of reinsurance, and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2006 and 2005.

	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum
	Death	Accumulation/	Income
	Benefit	Withdrawal Benefit	Benefit
2006	(GMDB)	(GMAB/GMWB)	(GMIB)
Net amount at risk, net of reinsurance	$1,252.7	$27.8	$200.1
Weighted average attained age	62	64	58

2005
Net amount at risk, net of reinsurance	$1,428.7	$42.1	$246.3
Weighted average attained age	62	63	57

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2006 and 2005 was $37.9 billion and $30.3 billion, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

7.	Sales Inducements

During the year ended December 31, 2006, the Company capitalized and amortized $150.0 and $74.1, respectively, of sales inducements. During the year ended December 31, 2005, the Company capitalized and amortized $101.3 and $68.8, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $630.7 and $556.3 as of December 31, 2006 and 2005, respectively.

8.	Income Taxes

Effective January 1, 2005, the Company files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate. For calendar year 2004, the Company filed a stand-alone federal income tax return.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Current tax (benefit) expense:
Federal	$(67.6)	$(156.7)	$4.7
Total current tax (benefit) expense	(67.6)	(156.7)	4.7
Deferred tax expense:
Operations and capital loss carryforwards	151.0	43.6	31.5
Other federal deferred tax	(19.0)	147.3	44.5
Total deferred tax expense	132.0	190.9	76.0
Total income tax expense	$64.4	$34.2	$80.7

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Income before income taxes and cumulative
effect of change in accounting principle	$276.6	$224.1	$173.6
Tax rate	35.0%	35.0%	35.0%
Income tax at federal statutory rate	96.8	78.4	60.8
Tax effect of:
Meals and entertainment	0.6	0.4	0.5
Dividend received deduction	(42.9)	(20.4)	1.3
Investments	-	-	15.0
IRS audit settlements	-	(24.4)	-
Other	9.9	0.2	3.1
Income tax expense	$64.4	$34.2	$80.7

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2006 and 2005, are presented below.

	2006	2005
Deferred tax assets:
Operations and capital loss carryforwards	$-	$97.4
Future policy benefits	734.5	606.5
Goodwill	6.5	7.9
Investments	6.9	20.5
Employee compensation and benefits	31.3	17.8
Unrealized losses on investments	3.8	0.4
Other	9.7	19.0
Total gross assets	792.7	769.5
Deferred tax liabilities:
Deferred policy acquisition cost	(1,018.9)	(864.6)
Value of purchased insurance in force	(34.4)	(38.4)
Other	(1.9)	(2.2)
Total gross liabilities	(1,055.2)	(905.2)
Net deferred income liability	$(262.5)	$(135.7)

Net unrealized capital gains (losses) are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance was established at December 31, 2006 and 2005, as management believed the above conditions did not exist.

The Company had a receivable from ING AIH of $4.6 and a payable of $34.1 to ING AIH at December 31, 2006 and 2005, respectively, for federal income taxes under the intercompany tax sharing agreement.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $14.4 was accumulated in the Policyholder’s Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a return of capital distribution of $170.0, which eliminated the $14.4 balance in the Policyholders’ Surplus Account and, therefore, any potential tax on the accumulated balance.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

In 2005, the Internal Revenue Service ("IRS") completed its examination of the Company's returns for tax years 2000 and 2001. The provision for the year ended December 31, 2005, reflected non-recurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the Company's positions.

The IRS is examining the Company’s income tax returns for tax years 2002 and 2003, with expected completion in 2007. Management is not aware of any adjustments as a result of this examination that would have a material impact on the Company’s financial statements. There are also various state tax audits in progress.

9.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $17.1, $15.9, and $11.4, for the years ended 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plans

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $4.6, $4.2, and $3.5, for the years ended December 31, 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Statements of Operations.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2006, 2005, and 2004, were $1.3, $1.1, and $1.5, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

10.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

▪

Underwriting and distribution agreement with Directed Services LLC (“DSL”) (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, for the variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2006, 2005, and 2004, commission expenses were incurred in the amounts of $418.0, $371.5, and $371.4, respectively.

▪

Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $69.5, $71.8, and $69.8, respectively.

▪

Service agreement with DSL, in which the Company provides managerial and supervisory services to DSL and earns a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2006, 2005, and 2004, revenue for these services was $62.0, $43.0, and $36.4, respectively.

▪

Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $95.4, $82.5, and $65.0, respectively.

▪

Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, expenses related to the agreements were incurred in the amount of $6.1, $5.7, and $5.1, respectively.

▪

Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2006, 2005, and 2004, revenue related to the agreement was $5.8, $2.5, and $1.7, respectively.

▪

ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes the Company’s annuity products. For the years ended December 31, 2006, 2005, and 2004, ING Advisors Network sold new contracts of $1,255.4, $1,082.0, and $1,121.8, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Reinsurance Agreements

Effective May 1, 2005, ING USA entered into a coinsurance agreement with its affiliate, Security Life. Under the terms of the agreement, Security Life assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. In addition, ING USA assigned to Security Life all future premiums received by ING USA attributable to the ceded contract.

Under the terms of the agreement, ING USA ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to Security Life, resulting in a realized capital gain of $47.9 to the Company.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheet. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $23.5 and $14.2 for the years ended December 31, 2006 and 2005, respectively, which is included in Other expenses in the Statements of Operations.

In addition, the Company entered into a 100% coinsurance agreement with Security Life dated January 1, 2000, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after the effective date of the agreement. As of December 31, 2006 and 2005, the value of reserves ceded by the Company under this agreement was $16.0 and $21.0, respectively.

The Company is a party to a Facultative Coinsurance Agreement with Security Life of Denver Insurance Company effective August 20, 1999. Under the terms of the Agreement, the Company facultatively cedes certain GICs and funding agreements to Security Life on a 100% coinsurance basis. As of December 31, 2006 and 2005, respectively, the value of GIC reserves ceded by the Company under this agreement was $2.2 billion and $1.2 billion.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Financing Agreements

The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred interest expense of $1.5, $0.9, and $0.2, for the years ended December 31, 2006, 2005, and 2004, respectively. The Company earned interest income of $4.9, $4.3, and $2.5, for the years ended December 31, 2006, 2005, and 2004, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of Operations. At December 31, 2006, the Company did not have any outstanding receivable from ING AIH under the reciprocal loan agreement. At December 31, 2005, the Company had $45.0 receivable from ING AIH under the reciprocal loan agreement.

Notes with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, Security Life, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8 for each of the years ended December 31, 2006, 2005, and 2004, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, and Security Life of Denver International, Limited, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principle and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $25.4, $25.4, and $0.2, for the years ended December 31, 2006, 2005, and 2004, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Tax Sharing Agreements

Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Derivatives

On December 28, 2005, the Company entered into two interest rate swaps with Security Life to reduce the Company’s exposure to cash flow variability of assets and liabilities. Under the terms of the agreement, the Company pays the quarterly quoted 3-month Libor rate and receives a fixed rate of 4.8% and 4.9% for swaps that mature on December 30, 2010 and 2015, respectively. The notional amount of each swap is $100.0 at December 31, 2006 and 2005. The fair values are $(1.8) and $(0.9) for the December 30, 2010 and 2015 swaps, respectively, at December 31, 2006, and $(0.3) and $(0.2) for the December 30, 2010 and 2015 swaps, respectively, at December 31, 2005.

As of December 31, 2006 and 2005, the Company had call options with a notional amount of $935.4 and $1,151.9, respectively, and market value of $78.6 and $58.5, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

Purchase of Investments

In conjunction with the May 19, 2005 sale of Life Insurance Company of Georgia (“LOG”), an affiliate, the Company purchased assets at fair value from LOG on May 12, 2005. In addition to purchasing $192.6 of investments, ING USA paid $19.7 for a 70.0% equity interest in PFP, and $7.1 for land located at 5780 Powers Ferry Road, Atlanta, Georgia. The limited partnership investment in PFP is accounted for at fair value as an equity method investment and is included in Other investments on the Balance Sheet.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

11.	Financing Agreements

The Company maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2006, 2005, and 2004. At December 31, 2006 and 2005, the Company had no amounts outstanding under the revolving note facility.

The Company also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of the Company borrowing accrues at an annual rate equal to the rate quoted by PNC to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006 and no interest expense for the year ended December 31, 2005. At December 31, 2006 and 2005, the Company had no amounts outstanding under the line-of-credit agreement.

The Company maintains a $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.) (“Svenska”), effective June 2, 2006. Borrowings are guaranteed by ING America Insurance Holdings, Inc. (“ING AIH”), with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006. At December 31, 2006, the Company had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

12.	Reinsurance

At December 31, 2006, the Company had reinsurance treaties with 16 unaffiliated reinsurers and one affiliated reinsurer covering a portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reinsurance ceded in force for life mortality risks were $755.3 and $822.2 at December 31, 2006 and 2005, respectively. Net receivables were comprised of the following at December 31, 2006 and 2005.

	2006	2005
Claims recoverable from reinsurers	$7.2	$5.4
Payable for reinsurance premiums	(2.3)	(1.6)
Reinsured amounts due to reinsurers	(29.9)	(2.4)
Reserve credits	9.1	13.6
Reinsurance ceded	2,265.7	1,352.6
Deposits	2,478.4	2,697.2
Other	30.8	3.3
Total	$4,759.0	$4,068.1

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Deposits ceded under reinsurance	$1,144.3	$722.2	$761.2
Premiums ceded under reinsurance	2.5	3.0	2.3
Reinsurance recoveries	657.6	703.4	61.4

13.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2006, 2005, and 2004, rent expense for leases was $8.3, $8.0, and $7.6, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2007 through 2011 are estimated to be $8.2, $8.0, $8.1, $6.5, and $5.2, respectively, and $29.1, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $537.9, $143.2 of which was with related parties. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $456.1, $77.2 of which was with related parties. During 2006 and 2005, $32.4 and $32.8, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns 3-year credit-linked note arrangements, whereby the Company will reimburse the guaranteed parties upon payment default of the referenced obligation. Upon such default, the Company will reimburse the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2006, the maximum potential future exposure to the Company under the guarantees was $44.5.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

14.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2006, 2005, and 2004.

	2006	2005	2004
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(28.9)	$(6.9)	$451.4
Equity securities, available-for-sale	1.5	1.1	0.5
DAC/VOBA adjustment on
available-for-sale securities	21.1	7.5	(258.6)
Sales inducements adjustment on
available-for-sale securities	1.0	2.5	(6.7)
Other investments	(6.6)	(5.4)	(2.6)
Unrealized capital (losses) gains , before tax	(11.9)	(1.2)	184.0
Deferred income tax asset (liability)	3.8	0.4	(66.4)
Net unrealized capital (losses) gains	(8.1)	(0.8)	117.6
Pension liability, net of tax	(5.1)	(3.9)	(4.9)
Other	1.1	-	-
Accumulated other comprehensive (loss) income	$(12.1)	$(4.7)	$112.7

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(22.0)	$(458.3)	$(66.0)
Equity securities, available-for-sale	0.4	0.6	(4.6)
DAC/VOBA adjustment on
available-for-sale securities	13.6	266.1	(47.9)
Sales inducements adjustment on
available-for-sale securities	(1.5)	9.2	(6.7)
Other investments	(1.2)	(2.8)	11.2
Unrealized capital gains (losses), before tax	(10.7)	(185.2)	(114.0)
Deferred income tax asset (liability)	3.4	66.8	43.5
Net change in unrealized capital gains (losses)	$(7.3)	$(118.4)	$(70.5)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2006	2005	2004
Net unrealized capital holding (losses) gains
arising during the year (1)	$(49.5)	$(69.2)	$(26.8)
Less: reclassification adjustment for (losses) gains
and other items included in Net income (2)	(42.2)	49.2	43.7
Net change in unrealized capital (losses) gains
on securities	$(7.3)	$(118.4)	$(70.5)

(1)	Pretax unrealized capital holding gains (losses) arising during the year were $(72.6), $(108.3), and $(41.2), for the years ended December 31, 2006, 2005, and 2004, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(61.9), $76.9, and $67.2, for the years ended December 31, 2006, 2005, and 2004, respectively.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2006	First	Second	Third	Fourth

Total revenue	$425.1	$502.2	$535.6	$562.8
Income before income taxes	54.1	54.2	75.6	92.7
Income tax expense	13.5	13.0	2.1	35.8
Net income	$40.6	$41.2	$73.5	$56.9

2005	First	Second	Third	Fourth

Total revenue	$462.4	$499.5	$460.8	$444.7
Income before income taxes	38.4	88.3	67.4	30.0
Income tax expense (benefit)	12.2	27.5	(12.9)	7.4
Net income	$26.2	$60.8	$80.3	$22.6

FINANCIAL STATEMENTS

ING USA Annuity and Life Insurance Company Separate Account EQ

Year ended December 31, 2006 with Report of Independent Registered Public Accounting Firm

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ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Financial Statements Year ended December 31, 2006

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING USA Annuity and Life Insurance Company Separate Account EQ (the “Account”) as of December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING Eagle Asset Capital Appreciation Portfolio - Service Class
ING EquitiesPlus Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Large Cap Growth Portfolio - Service Class
ING FMRSM Mid Cap Growth Portfolio - Service Class
ING Franklin Income Portfolio - Service Class
ING Global Real Estate Portfolio - Service Class
ING Global Resources Portfolio - Service Class
ING Global Technology Portfolio - Service Class
ING International Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Partners All Cap Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service Class

ING Investors Trust (continued):
ING MarketPro Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities
Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Equity Growth Portfolio - Service Class
ING Van Kampen Global Franchise Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service Class
ING VP Index Plus International Equity
Portfolio - Service Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class
ING Columbia Small Cap Value II Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class
ING Fundamental Research Portfolio - Service Class
ING JPMorgan International Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Neuberger Berman Regency Portfolio - Service Class
ING Oppenheimer Global Portfolio - Service Class
ING Templeton Foreign Equity Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service Class

ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Legg Mason Partners Lifestyle Series, Inc.:
Legg Mason Partners Variable Lifestyle Balanced Portfolio
Legg Mason Partners Variable Lifestyle Growth Portfolio
Legg Mason Partners Variable Lifestyle High Growth Portfolio

Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Appreciation Portfolio
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable International All Cap Growth
Portfolio
Legg Mason Partners Variable Large Cap Value Portfolio
Legg Mason Partners Variable Money Market Portfolio
Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series - Class B
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income
Portfolio - Administrative Class

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance Company Separate Account EQ at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 23, 2007

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

				ING
	Fidelity® VIP	Fidelity® VIP		AllianceBernstein
	Equity-Income	Contrafund®	Mutual Shares	Mid Cap Growth	ING American
	Portfolio -	Portfolio -	Securities Fund	Portfolio - Service	Funds Growth
	Service Class 2	Service Class 2	- Class 2	Class	Portfolio

Assets
Investments in mutual
funds at fair value	$ 376	$ 2,051	$ 105	$ 34,287	$ 4,101
Total assets	376	2,051	105	34,287	4,101

Liabilities
Due to related parties	-	1	-	22	2
Total liabilities	-	1	-	22	2
Net assets	$ 376	$ 2,050	$ 105	$ 34,265	$ 4,099

Total number of mutual fund shares	14,553	65,940	5,137	2,024,009	63,786

Cost of mutual fund shares	$ 376	$ 2,040	$ 98	$ 27,938	$ 3,722

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

			ING BlackRock		ING Capital
	ING American	ING American	Large Cap	ING BlackRock	Guardian
	Funds Growth-	Funds	Growth	Large Cap	Small/Mid Cap
	Income	International	Portfolio -	Value Portfolio	Portfolio -
	Portfolio	Portfolio	Service Class	- Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 2,371	$ 4,299	$ 706	$ 212	$ 15,439
Total assets	2,371	4,299	706	212	15,439

Liabilities
Due to related parties	1	2	-	-	11
Total liabilities	1	2	-	-	11
Net assets	$ 2,370	$ 4,297	$ 706	$ 212	$ 15,428

Total number of mutual fund shares	54,007	190,549	61,114	15,281	1,180,364

Cost of mutual fund shares	$ 2,190	$ 3,686	$ 669	$ 195	$ 11,831

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Capital
	Guardian U.S.	ING	ING Evergreen	ING Evergreen	ING FMRSM
	Equities	EquitiesPlus	Health Sciences	Omega	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 6,821	$ 2,699	$ 226	$ 2	$ 5,200
Total assets	6,821	2,699	226	2	5,200

Liabilities
Due to related parties	3	2	-	-	3
Total liabilities	3	2	-	-	3
Net assets	$ 6,818	$ 2,697	$ 226	$ 2	$ 5,197

Total number of mutual fund shares	547,442	248,721	18,554	138	388,670

Cost of mutual fund shares	$ 5,946	$ 2,488	$ 206	$ 2	$ 5,129

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING FMRSM	ING FMRSM
	Large Cap	Mid Cap	ING Franklin	ING Global	ING Global
	Growth	Growth	Income	Real Estate	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 6	$ 53,866	$ 233	$ 84	$ 3,762
Total assets	6	53,866	233	84	3,762

Liabilities
Due to related parties	-	38	-	-	2
Total liabilities	-	38	-	-	2
Net assets	$ 6	$ 53,828	$ 233	$ 84	$ 3,760

Total number of mutual fund shares	523	4,298,996	21,150	6,247	173,029

Cost of mutual fund shares	$ 5	$ 65,779	$ 220	$ 75	$ 3,466

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

				ING JPMorgan	ING JPMorgan
	ING Global	ING	ING Janus	Emerging	Small Cap Core
	Technology	International	Contrarian	Markets Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 56	$ 15,089	$ 509	$ 5,082	$ 545
Total assets	56	15,089	509	5,082	545

Liabilities
Due to related parties	-	9	-	3	-
Total liabilities	-	9	-	3	-
Net assets	$ 56	$ 15,080	$ 509	$ 5,079	$ 545

Total number of mutual fund shares	7,961	1,404,896	34,160	259,563	38,287

Cost of mutual fund shares	$ 56	$ 12,596	$ 446	$ 3,379	$ 523

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING JPMorgan		ING Legg		ING LifeStyle
	Value	ING Julius	Mason Partners	ING Legg	Aggressive
	Opportunities	Baer Foreign	All Cap	Mason Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 193	$ 2,276	$ 3,204	$ 765	$ 2,993
Total assets	193	2,276	3,204	765	2,993

Liabilities
Due to related parties	-	1	2	-	2
Total liabilities	-	1	2	-	2
Net assets	$ 193	$ 2,275	$ 3,202	$ 765	$ 2,991

Total number of mutual fund shares	15,246	134,930	207,258	67,920	212,604

Cost of mutual fund shares	$ 180	$ 1,929	$ 2,472	$ 692	$ 2,761

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING LifeStyle
	ING LifeStyle	Moderate	ING LifeStyle	ING Limited
	Growth	Growth	Moderate	Maturity Bond	ING Liquid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Assets Portfolio
	Service Class	Service Class	Service Class	Service Class	- Service Class

Assets
Investments in mutual
funds at fair value	$ 6,279	$ 4,772	$ 3,150	$ 10,004	$ 11,231
Total assets	6,279	4,772	3,150	10,004	11,231

Liabilities
Due to related parties	3	2	2	5	6
Total liabilities	3	2	2	5	6
Net assets	$ 6,276	$ 4,770	$ 3,148	$ 9,999	$ 11,225

Total number of mutual fund shares	466,841	372,831	254,819	932,373	11,231,305

Cost of mutual fund shares	$ 5,955	$ 4,485	$ 3,024	$ 10,595	$ 11,231

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Lord			ING Marsico
	Abbett		ING Marsico	International	ING MFS Total
	Affiliated	ING MarketPro	Growth	Opportunities	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 1,673	$ 67	$ 37,775	$ 232	$ 105,783
Total assets	1,673	67	37,775	232	105,783

Liabilities
Due to related parties	1	-	27	-	57
Total liabilities	1	-	27	-	57
Net assets	$ 1,672	$ 67	$ 37,748	$ 232	$ 105,726

Total number of mutual fund shares	132,028	5,881	2,278,355	15,179	5,567,501

Cost of mutual fund shares	$ 1,410	$ 64	$ 29,510	$ 206	$ 92,150

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING
	ING MFS	Oppenheimer	ING PIMCO	ING PIMCO
	Utilities	Main Street	Core Bond	High Yield	ING Pioneer
	Portfolio -	Portfolio® -	Portfolio -	Portfolio -	Fund Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 1,060	$ 90,068	$ 6,812	$ 4,234	$ 65
Total assets	1,060	90,068	6,812	4,234	65

Liabilities
Due to related parties	-	58	3	2	-
Total liabilities	-	58	3	2	-
Net assets	$ 1,060	$ 90,010	$ 6,809	$ 4,232	$ 65

Total number of mutual fund shares	72,788	4,541,982	625,500	410,296	5,035

Cost of mutual fund shares	$ 910	$ 92,618	$ 6,787	$ 4,213	$ 61

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

		ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Equity	ING Templeton	ING UBS U.S.
	Mid Cap Value	Appreciation	Income	Global Growth	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 358	$ 34,388	$ 8,225	$ 3,934	$ 14
Total assets	358	34,388	8,225	3,934	14

Liabilities
Due to related parties	-	18	4	2	-
Total liabilities	-	18	4	2	-
Net assets	$ 358	$ 34,370	$ 8,221	$ 3,932	$ 14

Total number of mutual fund shares	29,142	1,292,291	530,982	271,475	1,248

Cost of mutual fund shares	$ 320	$ 26,289	$ 6,971	$ 3,302	$ 12

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

			ING Van		ING VP Index
	ING Van	ING Van	Kampen		Plus
	Kampen Equity	Kampen Global	Growth and	ING Van	International
	Growth	Franchise	Income	Kampen Real	Equity
	Portfolio -	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	Service Class	Service Class	Service Class	- Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 30	$ 529	$ 37,455	$ 14,023	$ 213
Total assets	30	529	37,455	14,023	213

Liabilities
Due to related parties	-	-	21	7	-
Total liabilities	-	-	21	7	-
Net assets	$ 30	$ 529	$ 37,434	$ 14,016	$ 213

Total number of mutual fund shares	2,549	33,237	1,324,909	360,575	16,266

Cost of mutual fund shares	$ 28	$ 481	$ 30,822	$ 9,550	$ 194

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Wells	ING Wells	ING Baron	ING Columbia
	Fargo Mid Cap	Fargo Small	Small Cap	Small Cap	ING Davis
	Disciplined	Cap Disciplined	Growth	Value II	Venture Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 3,523	$ 96	$ 522	$ 267	$ 239
Total assets	3,523	96	522	267	239

Liabilities
Due to related parties	3	-	-	-	-
Total liabilities	3	-	-	-	-
Net assets	$ 3,520	$ 96	$ 522	$ 267	$ 239

Total number of mutual fund shares	198,387	8,427	28,464	26,348	12,141

Cost of mutual fund shares	$ 2,443	$ 95	$ 467	$ 258	$ 227

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

				ING Legg
	ING	ING		Mason Partners ING Neuberger
	Fundamental	Fundamental	ING JPMorgan	Aggressive	Berman
	Research	Research	International	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 29,108	$ 11	$ 629	$ 68	$ 1,660
Total assets	29,108	11	629	68	1,660

Liabilities
Due to related parties	16	-	-	-	1
Total liabilities	16	-	-	-	1
Net assets	$ 29,092	$ 11	$ 629	$ 68	$ 1,659

Total number of mutual fund shares	2,899,227	1,126	38,742	1,393	152,278

Cost of mutual fund shares	$ 28,079	$ 11	$ 540	$ 66	$ 1,671

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Neuberger	ING		ING UBS U.S.	ING Van
	Berman	Oppenheimer	ING Templeton	Large Cap	Kampen
	Regency	Global	Foreign Equity	Equity	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 55	$ 399	$ 41	$ 156	$ 732
Total assets	55	399	41	156	732

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 55	$ 399	$ 41	$ 156	$ 732

Total number of mutual fund shares	5,210	24,482	3,424	14,902	55,022

Cost of mutual fund shares	$ 55	$ 353	$ 41	$ 142	$ 684

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Van
	Kampen Equity	ING VP Global	ING VP Index	ING VP Index	ING VP Index
	and Income	Equity	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Dividend	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Service Class	Portfolio	S	S	S

Assets
Investments in mutual
funds at fair value	$ 232	$ 673	$ 330	$ 597	$ 1,190
Total assets	232	673	330	597	1,190

Liabilities
Due to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 232	$ 672	$ 330	$ 597	$ 1,190

Total number of mutual fund shares	6,067	71,821	19,044	31,944	66,915

Cost of mutual fund shares	$ 221	$ 529	$ 296	$ 587	$ 1,142

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

				Legg Mason	Legg Mason
	ING VP	ING VP		Partners	Partners
	Financial	SmallCap	ING VP	Variable	Variable
	Services	Opportunities	Intermediate	Lifestyle	Lifestyle
	Portfolio - Class	Portfolio - Class	Bond Portfolio -	Balanced	Growth
	S	S	Class S	Portfolio	Portfolio

Assets
Investments in mutual
funds at fair value	$ 41	$ 79	$ 946	$ 26,872	$ 21,968
Total assets	41	79	946	26,872	21,968

Liabilities
Due to related parties	-	-	-	12	13
Total liabilities	-	-	-	12	13
Net assets	$ 41	$ 79	$ 946	$ 26,860	$ 21,955

Total number of mutual fund shares	3,062	4,003	73,373	2,146,333	1,916,962

Cost of mutual fund shares	$ 36	$ 72	$ 961	$ 24,422	$ 19,113

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	Legg Mason		Legg Mason
	Partners	Legg Mason	Partners	Legg Mason	Legg Mason
	Variable	Partners	Variable	Partners	Partners
	Lifestyle High	Variable High	International	Variable Large	Variable
	Growth	Income	All Cap Growth	Cap Value	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in mutual
funds at fair value	$ 14,236	$ 8,395	$ 10,475	$ 31,711	$ 3,524
Total assets	14,236	8,395	10,475	31,711	3,524

Liabilities
Due to related parties	10	4	6	17	2
Total liabilities	10	4	6	17	2
Net assets	$ 14,226	$ 8,391	$ 10,469	$ 31,694	$ 3,522

Total number of mutual fund shares	1,004,690	1,148,360	606,163	1,460,642	3,524,276

Cost of mutual fund shares	$ 12,905	$ 7,973	$ 10,707	$ 26,723	$ 3,524

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

Colonial Small
Cap Value
Fund, Variable
Series - Class B
Assets
Investments in mutual
funds at fair value	$ 767
Total assets	767

Liabilities
Due to related parties	1
Total liabilities	1
Net assets	$ 766

Total number of mutual fund shares	37,237

Cost of mutual fund shares	$ 689

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

				ING
	Fidelity® VIP	Fidelity® VIP		AllianceBernstein
	Equity-Income	Contrafund®	Mutual Shares	Mid Cap Growth	ING American
	Portfolio -	Portfolio -	Securities Fund	Portfolio - Service	Funds Growth
	Service Class 2	Service Class 2	- Class 2	Class	Portfolio

Net investment income (loss)
Income:
Dividends	$ 6	$ 18	$ -	$ -	$ 5
Total investment income	6	18	-	-	5
Expenses:
Mortality and expense risk
and other charges	2	26	-	616	46
Annual administrative charges	-	-	-	(7)	1
Contingent deferred sales charges	-	-	-	10	1
Total expenses	2	26	-	619	48
Net investment income (loss)	4	(8)	-	(619)	(43)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	1	67	-	7	69
Capital gains distributions	29	161	-	5,030	4
Total realized gain (loss) on investments
and capital gains distributions	30	228	-	5,037	73
Net unrealized appreciation
(depreciation) of investments	-	(60)	7	(4,408)	237
Net realized and unrealized gain (loss)
on investments	30	168	7	629	310
Net increase (decrease) in net
assets resulting from operations	$ 34	$ 160	$ 7	$ 10	$ 267

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

			ING BlackRock		ING Capital
	ING American	ING American	Large Cap	ING BlackRock	Guardian
	Funds Growth-	Funds	Growth	Large Cap	Small/Mid Cap
	Income	International	Portfolio -	Value Portfolio	Portfolio -
	Portfolio	Portfolio	Service Class	- Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 9	$ 23	$ -	$ 1	$ 73
Total investment income	9	23	-	1	73
Expenses:
Mortality and expense risk
and other charges	19	48	12	2	263
Annual administrative charges	1	1	-	-	(3)
Contingent deferred sales charges	-	1	-	-	5
Total expenses	20	50	12	2	265
Net investment income (loss)	(11)	(27)	(12)	(1)	(192)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	11	99	20	5	463
Capital gains distributions	5	7	50	4	-
Total realized gain (loss) on investments
and capital gains distributions	16	106	70	9	463
Net unrealized appreciation
(depreciation) of investments	167	420	(24)	15	1,488
Net realized and unrealized gain (loss)
on investments	183	526	46	24	1,951
Net increase (decrease) in net
assets resulting from operations	$ 172	$ 499	$ 34	$ 23	$ 1,759

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

	ING Capital	ING Eagle
	Guardian U.S.	Asset Capital	ING	ING Evergreen	ING Evergreen
	Equities	Appreciation	EquitiesPlus	Health Sciences	Omega
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 33	$ 38	$ -	$ -	$ -
Total investment income	33	38	-	-	-
Expenses:
Mortality and expense risk
and other charges	110	25	29	3	-
Annual administrative charges	(1)	(1)	1	-	-
Contingent deferred sales charges	1	-	-	-	-
Total expenses	110	24	30	3	-
Net investment income (loss)	(77)	14	(30)	(3)	-

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	599	204	2	5	1
Capital gains distributions	504	259	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,103	463	2	5	1
Net unrealized appreciation
(depreciation) of investments	(421)	(228)	211	20	(1)
Net realized and unrealized gain (loss)
on investments	682	235	213	25	-
Net increase (decrease) in net
assets resulting from operations	$ 605	$ 249	$ 183	$ 22	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

		ING FMRSM	ING FMRSM
	ING FMRSM	Large Cap	Mid Cap	ING Franklin	ING Global
	Diversified Mid	Growth	Growth	Income	Real Estate
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 1
Total investment income	-	-	-	-	1
Expenses:
Mortality and expense risk
and other charges	86	-	949	1	-
Annual administrative charges	-	-	(12)	-	-
Contingent deferred sales charges	2	-	15	-	-
Total expenses	88	-	952	1	-
Net investment income (loss)	(88)	-	(952)	(1)	1

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	42	-	(8,787)	1	-
Capital gains distributions	565	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	607	-	(8,787)	1	1
Net unrealized appreciation
(depreciation) of investments	12	1	11,253	13	9
Net realized and unrealized gain (loss)
on investments	619	1	2,466	14	10
Net increase (decrease) in net
assets resulting from operations	$ 531	$ 1	$ 1,514	$ 13	$ 11

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

					ING JPMorgan
	ING Global	ING Global	ING	ING Janus	Emerging
	Resources	Technology	International	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 8	$ -	$ 259	$ 1	$ 25
Total investment income	8	-	259	1	25
Expenses:
Mortality and expense risk
and other charges	62	1	242	7	71
Annual administrative charges	-	-	(1)	-	-
Contingent deferred sales charges	-	-	3	-	1
Total expenses	62	1	244	7	72
Net investment income (loss)	(54)	(1)	15	(6)	(47)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	433	2	(57)	9	828
Capital gains distributions	543	3	2,154	15	56
Total realized gain (loss) on investments
and capital gains distributions	976	5	2,097	24	884
Net unrealized appreciation
(depreciation) of investments	(261)	7	756	53	484
Net realized and unrealized gain (loss)
on investments	715	12	2,853	77	1,368
Net increase (decrease) in net
assets resulting from operations	$ 661	$ 11	$ 2,868	$ 71	$ 1,321

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

		ING JPMorgan		ING Legg
	ING JPMorgan	Value	ING Julius	Mason Partners	ING Legg
	Small Cap Core	Opportunities	Baer Foreign	All Cap	Mason Value
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 27	$ -
Total investment income	-	-	-	27	-
Expenses:
Mortality and expense risk
and other charges	5	1	25	53	9
Annual administrative charges	-	-	1	-	-
Contingent deferred sales charges	-	-	1	2	-
Total expenses	5	1	27	55	9
Net investment income (loss)	(5)	(1)	(27)	(28)	(9)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	7	1	76	361	3
Capital gains distributions	7	1	-	25	2
Total realized gain (loss) on investments
and capital gains distributions	14	2	76	386	5
Net unrealized appreciation
(depreciation) of investments	22	12	327	153	45
Net realized and unrealized gain (loss)
on investments	36	14	403	539	50
Net increase (decrease) in net
assets resulting from operations	$ 31	$ 13	$ 376	$ 511	$ 41

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

	ING LifeStyle		ING LifeStyle
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle	ING Limited
	Growth	Growth	Growth	Moderate	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 18	$ 20	$ 22	$ 418
Total investment income	2	18	20	22	418
Expenses:
Mortality and expense risk
and other charges	26	52	36	23	181
Annual administrative charges	1	2	1	1	(2)
Contingent deferred sales charges	-	1	-	-	2
Total expenses	27	55	37	24	181
Net investment income (loss)	(25)	(37)	(17)	(2)	237

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	52	163	71	43	(385)
Capital gains distributions	38	71	37	34	-
Total realized gain (loss) on investments
and capital gains distributions	90	234	108	77	(385)
Net unrealized appreciation
(depreciation) of investments	212	271	239	92	401
Net realized and unrealized gain (loss)
on investments	302	505	347	169	16
Net increase (decrease) in net
assets resulting from operations	$ 277	$ 468	$ 330	$ 167	$ 253

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

		ING Lord			ING Marsico
		Abbett		ING Marsico	International
	ING Liquid	Affiliated	ING MarketPro	Growth	Opportunities
	Assets Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 600	$ 14	$ -	$ -	$ -
Total investment income	600	14	-	-	-
Expenses:
Mortality and expense risk
and other charges	282	25	1	645	6
Annual administrative charges	(2)	-	-	(8)	-
Contingent deferred sales charges	694	1	-	15	-
Total expenses	974	26	1	652	6
Net investment income (loss)	(374)	(12)	(1)	(652)	(6)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	(5)	204	-	(551)	17
Capital gains distributions	-	150	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	(5)	354	-	(551)	18
Net unrealized appreciation
(depreciation) of investments	-	(89)	3	2,326	21
Net realized and unrealized gain (loss)
on investments	(5)	265	3	1,775	39
Net increase (decrease) in net
assets resulting from operations	$ (379)	$ 253	$ 2	$ 1,123	$ 33

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

			ING
	ING MFS Total	ING MFS	Oppenheimer	ING PIMCO	ING PIMCO
	Return	Utilities	Main Street	Core Bond	High Yield
	Portfolio -	Portfolio -	Portfolio® -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2,658	$ -	$ 1,021	$ 185	$ 287
Total investment income	2,658	-	1,021	185	287
Expenses:
Mortality and expense risk
and other charges	1,731	8	1,477	108	65
Annual administrative charges	(12)	-	(12)	(1)	-
Contingent deferred sales charges	20	-	19	1	-
Total expenses	1,739	8	1,484	108	65
Net investment income (loss)	919	(8)	(463)	77	222

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	6,478	16	889	18	37
Capital gains distributions	5,108	2	-	-	37
Total realized gain (loss) on investments
and capital gains distributions	11,586	18	889	18	74
Net unrealized appreciation
(depreciation) of investments	(1,620)	149	11,356	83	12
Net realized and unrealized gain (loss)
on investments	9,966	167	12,245	101	86
Net increase (decrease) in net
assets resulting from operations	$ 10,885	$ 159	$ 11,782	$ 178	$ 308

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
		ING Pioneer	Price Capital	Price Equity	ING Templeton
	ING Pioneer	Mid Cap Value	Appreciation	Income	Global Growth
	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 425	$ 116	$ 37
Total investment income	-	1	425	116	37
Expenses:
Mortality and expense risk
and other charges	-	5	541	126	58
Annual administrative charges	-	-	(3)	-	-
Contingent deferred sales charges	-	-	6	2	1
Total expenses	-	5	544	128	59
Net investment income (loss)	-	(4)	(119)	(12)	(22)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	3	7	3,032	546	342
Capital gains distributions	-	1	2,272	362	452
Total realized gain (loss) on investments
and capital gains distributions	3	8	5,304	908	794
Net unrealized appreciation
(depreciation) of investments	3	31	(849)	433	(72)
Net realized and unrealized gain (loss)
on investments	6	39	4,455	1,341	722
Net increase (decrease) in net
assets resulting from operations	$ 6	$ 35	$ 4,336	$ 1,329	$ 700

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

				ING Van
		ING Van	ING Van	Kampen
	ING UBS U.S.	Kampen Equity	Kampen Global	Growth and	ING Van
	Allocation	Growth	Franchise	Income	Kampen Real
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Estate Portfolio
	Service Class	Service Class	Service Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 7	$ 449	$ 154
Total investment income	-	-	7	449	154
Expenses:
Mortality and expense risk
and other charges	-	1	5	587	188
Annual administrative charges	-	-	-	(3)	-
Contingent deferred sales charges	-	-	-	9	1
Total expenses	-	1	5	593	189
Net investment income (loss)	-	(1)	2	(144)	(35)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	-	2	11	1,061	1,559
Capital gains distributions	-	2	14	3,340	965
Total realized gain (loss) on investments
and capital gains distributions	-	4	25	4,401	2,524
Net unrealized appreciation
(depreciation) of investments	1	-	41	831	1,321
Net realized and unrealized gain (loss)
on investments	1	4	66	5,232	3,845
Net increase (decrease) in net
assets resulting from operations	$ 1	$ 3	$ 68	$ 5,088	$ 3,810

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

	ING VP Index
	Plus	ING Wells	ING Wells	ING Baron	ING Columbia
	International	Fargo Mid Cap	Fargo Small	Small Cap	Small Cap
	Equity	Disciplined	Cap Disciplined	Growth	Value II
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 20	$ -	$ -	$ -
Total investment income	2	20	-	-	-
Expenses:
Mortality and expense risk
and other charges	2	55	2	7	1
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	2	-	-	-
Total expenses	2	57	2	7	1
Net investment income (loss)	-	(37)	(2)	(7)	(1)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	3	290	21	9	(1)
Capital gains distributions	4	-	2	5	-
Total realized gain (loss) on investments
and capital gains distributions	7	290	23	14	(1)
Net unrealized appreciation
(depreciation) of investments	19	192	1	47	9
Net realized and unrealized gain (loss)
on investments	26	482	24	61	8
Net increase (decrease) in net
assets resulting from operations	$ 26	$ 445	$ 22	$ 54	$ 7

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

					ING Legg
		ING	ING		Mason Partners
	ING Davis	Fundamental	Fundamental	ING JPMorgan	Aggressive
	Venture Value	Research	Research	International	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 94	$ -	$ 1	$ -
Total investment income	-	94	-	1	-
Expenses:
Mortality and expense risk
and other charges	2	309	1	8	-
Annual administrative charges	-	14	-	-	-
Contingent deferred sales charges	-	1	-	-	-
Total expenses	2	324	1	8	-
Net investment income (loss)	(2)	(230)	(1)	(7)	-

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	-	(275)	1	38	1
Capital gains distributions	11	477	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	11	202	1	38	1
Net unrealized appreciation
(depreciation) of investments	12	1,029	-	69	2
Net realized and unrealized gain (loss)
on investments	23	1,231	1	107	3
Net increase (decrease) in net
assets resulting from operations	$ 21	$ 1,001	$ -	$ 100	$ 3

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

	ING Neuberger	ING Neuberger
	Berman	Berman	ING	ING Templeton ING UBS U.S.
	Partners	Regency	Oppenheimer	Foreign Equity	Large Cap
	Portfolio -	Portfolio -	Global Portfolio	Portfolio -	Equity Portfolio
	Service Class	Service Class	- Service Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk
and other charges	1	1	4	1	1
Annual administrative charges	1	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Total expenses	2	1	4	1	1
Net investment income (loss)	(2)	(1)	(4)	(1)	(1)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	-	-	4	-	2
Capital gains distributions	-	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	5	-	2
Net unrealized appreciation
(depreciation) of investments	(11)	-	40	-	12
Net realized and unrealized gain (loss)
on investments	(11)	-	45	-	14
Net increase (decrease) in net
assets resulting from operations	$ (13)	$ (1)	$ 41	$ (1)	$ 13

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen Equity	ING VP Global	ING VP Index	ING VP Index
	Comstock	and Income	Equity	Plus LargeCap	Plus MidCap
	Portfolio -	Portfolio -	Dividend	Portfolio - Class	Portfolio - Class
	Service Class	Service Class	Portfolio	S	S

Net investment income (loss)
Income:
Dividends	$ 3	$ 4	$ 24	$ 2	$ 2
Total investment income	3	4	24	2	2
Expenses:
Mortality and expense risk
and other charges	7	4	9	3	7
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Total expenses	7	4	9	3	7
Net investment income (loss)	(4)	-	15	(1)	(5)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	7	3	20	6	5
Capital gains distributions	23	8	-	-	30
Total realized gain (loss) on investments
and capital gains distributions	30	11	20	6	35
Net unrealized appreciation
(depreciation) of investments	43	10	105	32	-
Net realized and unrealized gain (loss)
on investments	73	21	125	38	35
Net increase (decrease) in net
assets resulting from operations	$ 69	$ 21	$ 140	$ 37	$ 30

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

					Legg Mason
		ING VP	ING VP		Partners
	ING VP Index	Financial	SmallCap	ING VP	Variable
	Plus SmallCap	Services	Opportunities	Intermediate	Lifestyle
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Bond Portfolio -	Balanced
	S	S	S	Class S	Portfolio

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ 36	$ 751
Total investment income	2	-	-	36	751
Expenses:
Mortality and expense risk
and other charges	13	-	1	10	436
Annual administrative charges	-	-	-	-	(2)
Contingent deferred sales charges	-	-	-	-	2
Total expenses	13	-	1	10	436
Net investment income (loss)	(11)	-	(1)	26	315

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	16	-	4	(6)	96
Capital gains distributions	34	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	50	-	4	(6)	96
Net unrealized appreciation
(depreciation) of investments	44	4	2	(2)	1,371
Net realized and unrealized gain (loss)
on investments	94	4	6	(8)	1,467
Net increase (decrease) in net
assets resulting from operations	$ 83	$ 4	$ 5	$ 18	$ 1,782

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

	Legg Mason	Legg Mason			Legg Mason
	Partners	Partners	Legg Mason	Legg Mason	Partners
	Variable	Variable	Partners	Partners	Variable
	Lifestyle	Lifestyle High	Variable	Variable High	International
	Growth	Growth	Appreciation	Income	All Cap Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 416	$ 147	$ -	$ 638	$ 207
Total investment income	416	147	-	638	207
Expenses:
Mortality and expense risk
and other charges	362	233	178	134	167
Annual administrative charges	(2)	(2)	(18)	(1)	(1)
Contingent deferred sales charges	1	1	2	-	2
Total expenses	361	232	162	133	168
Net investment income (loss)	55	(85)	(162)	505	39

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	(602)	509	7,033	(271)	178
Capital gains distributions	-	-	-	-	211
Total realized gain (loss) on investments
and capital gains distributions	(602)	509	7,033	(271)	389
Net unrealized appreciation
(depreciation) of investments	2,133	698	(5,230)	556	1,935
Net realized and unrealized gain (loss)
on investments	1,531	1,207	1,803	285	2,324
Net increase (decrease) in net
assets resulting from operations	$ 1,586	$ 1,122	$ 1,641	$ 790	$ 2,363

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2006

(Dollars in thousands)

				PIMCO
				StocksPLUS®
	Legg Mason	Legg Mason		Growth and
	Partners	Partners	Colonial Small	Income
	Variable Large	Variable Money	Cap Value	Portfolio -
	Cap Value	Market	Fund, Variable Administrative
	Portfolio	Portfolio	Series - Class B	Class

Net investment income (loss)
Income:
Dividends	$ 381	$ 175	$ 3	$ 14
Total investment income	381	175	3	14
Expenses:
Mortality and expense risk
and other charges	505	100	14	18
Annual administrative charges	(3)	-	-	(2)
Contingent deferred sales charges	6	142	1	-
Total expenses	508	242	15	16
Net investment income (loss)	(127)	(67)	(12)	(2)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
on investments	(45)	-	48	1,148
Capital gains distributions	560	-	21	-
Total realized gain (loss) on investments
and capital gains distributions	515	-	69	1,148
Net unrealized appreciation
(depreciation) of investments	4,681	-	75	(981)
Net realized and unrealized gain (loss)
on investments	5,196	-	144	167
Net increase (decrease) in net
assets resulting from operations	$ 5,069	$ (67)	$ 132	$ 165

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING
	Fidelity® VIP	Fidelity® VIP		AllianceBernstein
	Equity-Income	Contrafund®	Mutual Shares	Mid Cap Growth
	Portfolio -	Portfolio -	Securities Fund	Portfolio - Service
	Service Class 2	Service Class 2	- Class 2	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ 57,119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	-	(732)
Total realized gain (loss) on investments and
capital gains distributions	-	5	-	1,798
Net unrealized appreciation (depreciation) of investments	1	71	-	557
Net increase (decrease) in net assets resulting
from operations	1	71	-	1,623
Changes from principal transactions:
Premiums	-	8	-	1,085
Surrenders and withdrawals	-	(10)	-	(1,695)
Death benefits	-	-	-	(370)
Transfers between Divisions
(including fixed account), net	49	1,227	-	(12,055)

Increase (decrease) in net assets derived from
principal transactions	49	1,225	-	(13,035)

Total increase (decrease)	50	1,296	-	(11,412)

Net assets at December 31, 2005	50	1,296	-	45,707

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(8)	-	(619)
Total realized gain (loss) on investments and
capital gains distributions	30	228	-	5,037
Net unrealized appreciation (depreciation) of investments	-	(60)	7	(4,408)

Net increase (decrease) in net assets resulting
from operations	34	160	7	10
Changes from principal transactions:
Premiums	14	55	-	982
Surrenders and withdrawals	(13)	(82)	-	(1,789)
Death benefits	-	-	-	(430)
Transfers between Divisions
(including fixed account), net	291	621	98	(10,215)

Increase (decrease) in net assets derived from
principal transactions	292	594	98	(11,452)

Total increase (decrease)	326	754	105	(11,442)

Net assets at December 31, 2006	$ 376	$ 2,050	$ 105	$ 34,265

The accompanying notes are an integral part of these financial statements.

	39

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING BlackRock
		ING American	ING American	Large Cap
	ING American Funds Growth-		Funds	Growth
	Funds Growth	Income	International	Portfolio -
	Portfolio	Portfolio	Portfolio	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(2)	(9)	(5)
Total realized gain (loss) on investments and
capital gains distributions	22	1	15	4
Net unrealized appreciation (depreciation) of investments	142	14	193	61
Net increase (decrease) in net assets resulting
from operations	153	13	199	60
Changes from principal transactions:
Premiums	21	10	67	8
Surrenders and withdrawals	(27)	(2)	(25)	(16)
Death benefits	-	-	(7)	-
Transfers between Divisions
(including fixed account), net	2,018	425	1,831	881
Increase (decrease) in net assets derived from
principal transactions	2,012	433	1,866	873
Total increase (decrease)	2,165	446	2,065	933
Net assets at December 31, 2005	2,165	446	2,065	933

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43)	(11)	(27)	(12)
Total realized gain (loss) on investments and
capital gains distributions	73	16	106	70
Net unrealized appreciation (depreciation) of investments	237	167	420	(24)
Net increase (decrease) in net assets resulting
from operations	267	172	499	34
Changes from principal transactions:
Premiums	92	107	183	33
Surrenders and withdrawals	(289)	(82)	(123)	(44)
Death benefits	(8)	-	(6)	-
Transfers between Divisions
(including fixed account), net	1,872	1,727	1,679	(250)
Increase (decrease) in net assets derived from
principal transactions	1,667	1,752	1,733	(261)
Total increase (decrease)	1,934	1,924	2,232	(227)
Net assets at December 31, 2006	$ 4,099	$ 2,370	$ 4,297	$ 706

The accompanying notes are an integral part of these financial statements.

	40

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING Capital	ING Capital	ING Eagle
	ING BlackRock	Guardian	Guardian U.S.	Asset Capital
	Large Cap	Small/Mid Cap	Equities	Appreciation
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ 26,664	$ 11,640	$ 2,984

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(304)	(108)	(7)
Total realized gain (loss) on investments and
capital gains distributions	-	1,083	1,150	293
Net unrealized appreciation (depreciation) of investments	2	(1,602)	(681)	(328)
Net increase (decrease) in net assets resulting
from operations	2	(823)	361	(42)
Changes from principal transactions:
Premiums	-	877	234	66
Surrenders and withdrawals	(5)	(1,085)	(714)	(79)
Death benefits	-	(99)	(41)	(16)
Transfers between Divisions
(including fixed account), net	38	(6,533)	(3,273)	(991)
Increase (decrease) in net assets derived from
principal transactions	33	(6,840)	(3,794)	(1,020)
Total increase (decrease)	35	(7,663)	(3,433)	(1,062)
Net assets at December 31, 2005	35	19,001	8,207	1,922

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(192)	(77)	14
Total realized gain (loss) on investments and
capital gains distributions	9	463	1,103	463
Net unrealized appreciation (depreciation) of investments	15	1,488	(421)	(228)
Net increase (decrease) in net assets resulting
from operations	23	1,759	605	249
Changes from principal transactions:
Premiums	4	598	242	49
Surrenders and withdrawals	(39)	(726)	(424)	(104)
Death benefits	-	(49)	(42)	(2)
Transfers between Divisions
(including fixed account), net	189	(5,155)	(1,770)	(2,114)
Increase (decrease) in net assets derived from
principal transactions	154	(5,332)	(1,994)	(2,171)
Total increase (decrease)	177	(3,573)	(1,389)	(1,922)
Net assets at December 31, 2006	$ 212	$ 15,428	$ 6,818	$ -

The accompanying notes are an integral part of these financial statements.

	41

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING	ING Evergreen	ING Evergreen	ING FMRSM
	EquitiesPlus	Health Sciences	Omega	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	-	(12)
Total realized gain (loss) on investments and
capital gains distributions	-	5	-	15
Net unrealized appreciation (depreciation) of investments	-	-	1	59
Net increase (decrease) in net assets resulting
from operations	-	4	1	62
Changes from principal transactions:
Premiums	-	1	-	41
Surrenders and withdrawals	-	-	-	(22)
Death benefits	-	-	-	(7)
Transfers between Divisions
(including fixed account), net	-	122	26	5,500
Increase (decrease) in net assets derived from
principal transactions	-	123	26	5,512
Total increase (decrease)	-	127	27	5,574
Net assets at December 31, 2005	-	127	27	5,574

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(3)	-	(88)
Total realized gain (loss) on investments and
capital gains distributions	2	5	1	607
Net unrealized appreciation (depreciation) of investments	211	20	(1)	12
Net increase (decrease) in net assets resulting
from operations	183	22	-	531
Changes from principal transactions:
Premiums	34	4	-	209
Surrenders and withdrawals	(67)	(1)	-	(238)
Death benefits	(30)	(3)	-	(23)
Transfers between Divisions
(including fixed account), net	2,577	77	(25)	(856)
Increase (decrease) in net assets derived from
principal transactions	2,514	77	(25)	(908)
Total increase (decrease)	2,697	99	(25)	(377)
Net assets at December 31, 2006	$ 2,697	$ 226	$ 2	$ 5,197

The accompanying notes are an integral part of these financial statements.

	42

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING FMRSM		ING FMRSM
	Large Cap		Mid Cap	ING Franklin	ING Global
	Growth		Growth	Income	Real Estate
	Portfolio -		Portfolio -	Portfolio -	Portfolio -
	Service Class		Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -		$ 93,193	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)		-	(1,224)	-	-
Total realized gain (loss) on investments and
capital gains distributions		-	(11,866)	-	-
Net unrealized appreciation (depreciation) of investments		-	13,403	-	-
Net increase (decrease) in net assets resulting
from operations		-	313	-	-
Changes from principal transactions:
Premiums		-	1,820	-	-
Surrenders and withdrawals		-	(3,343)	-	-
Death benefits		-	(373)	-	-
Transfers between Divisions
(including fixed account), net		-	(19,562)	-	-
Increase (decrease) in net assets derived from
principal transactions		-	(21,458)	-	-
Total increase (decrease)		-	(21,145)	-	-
Net assets at December 31, 2005		-	72,048	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)		-	(952)	(1)	1
Total realized gain (loss) on investments and
capital gains distributions		-	(8,787)	1	1
Net unrealized appreciation (depreciation) of investments		1	11,253	13	9
Net increase (decrease) in net assets resulting
from operations		1	1,514	13	11
Changes from principal transactions:
Premiums		-	1,580	34	12
Surrenders and withdrawals		-	(3,052)	(14)	-
Death benefits		-	(427)	-	-
Transfers between Divisions
(including fixed account), net		5	(17,835)	200	61
Increase (decrease) in net assets derived from
principal transactions		5	(19,734)	220	73
Total increase (decrease)		6	(18,220)	233	84
Net assets at December 31, 2006	$ 6		$ 53,828	$ 233	$ 84

The accompanying notes are an integral part of these financial statements.

	43

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Global	ING Global	ING	ING Janus
	Resources	Technology	International	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 1,628	$ -	$ 22,291	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	-	173	(1)
Total realized gain (loss) on investments and
capital gains distributions	285	-	(809)	1
Net unrealized appreciation (depreciation) of investments	430	(7)	1,987	10
Net increase (decrease) in net assets resulting
from operations	694	(7)	1,351	10
Changes from principal transactions:
Premiums	79	-	427	-
Surrenders and withdrawals	(114)	-	(907)	-
Death benefits	(3)	-	(99)	-
Transfers between Divisions
(including fixed account), net	1,480	227	(5,945)	191
Increase (decrease) in net assets derived from
principal transactions	1,442	227	(6,524)	191
Total increase (decrease)	2,136	220	(5,173)	201
Net assets at December 31, 2005	3,764	220	17,118	201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	(1)	15	(6)
Total realized gain (loss) on investments and
capital gains distributions	976	5	2,097	24
Net unrealized appreciation (depreciation) of investments	(261)	7	756	53
Net increase (decrease) in net assets resulting
from operations	661	11	2,868	71
Changes from principal transactions:
Premiums	91	-	254	14
Surrenders and withdrawals	(343)	(7)	(756)	(6)
Death benefits	-	-	(142)	-
Transfers between Divisions
(including fixed account), net	(413)	(168)	(4,262)	229
Increase (decrease) in net assets derived from
principal transactions	(665)	(175)	(4,906)	237
Total increase (decrease)	(4)	(164)	(2,038)	308
Net assets at December 31, 2006	$ 3,760	$ 56	$ 15,080	$ 509

The accompanying notes are an integral part of these financial statements.

	44

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING JPMorgan		ING JPMorgan
	Emerging	ING JPMorgan	Value	ING Julius
	Markets Equity	Small Cap Core	Opportunities	Baer Foreign
	Portfolio -	Equity Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 3,144	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51)	(1)	-	(4)
Total realized gain (loss) on investments and
capital gains distributions	652	6	-	62
Net unrealized appreciation (depreciation) of investments	364	-	1	20
Net increase (decrease) in net assets resulting
from operations	965	5	1	78
Changes from principal transactions:
Premiums	74	1	-	11
Surrenders and withdrawals	(172)	-	-	(10)
Death benefits	(17)	-	-	-
Transfers between Divisions
(including fixed account), net	128	88	27	814
Increase (decrease) in net assets derived from
principal transactions	13	89	27	815
Total increase (decrease)	978	94	28	893
Net assets at December 31, 2005	4,122	94	28	893

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(5)	(1)	(27)
Total realized gain (loss) on investments and
capital gains distributions	884	14	2	76
Net unrealized appreciation (depreciation) of investments	484	22	12	327
Net increase (decrease) in net assets resulting
from operations	1,321	31	13	376
Changes from principal transactions:
Premiums	116	11	1	46
Surrenders and withdrawals	(180)	(14)	(2)	(98)
Death benefits	(7)	-	-	(2)
Transfers between Divisions
(including fixed account), net	(293)	423	153	1,060
Increase (decrease) in net assets derived from
principal transactions	(364)	420	152	1,006
Total increase (decrease)	957	451	165	1,382
Net assets at December 31, 2006	$ 5,079	$ 545	$ 193	$ 2,275

The accompanying notes are an integral part of these financial statements.

	45

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Legg		ING LifeStyle
	Mason Partners	ING Legg	Aggressive	ING LifeStyle
	All Cap	Mason Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 5,600	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(3)	(2)	(7)
Total realized gain (loss) on investments and
capital gains distributions	632	1	2	49
Net unrealized appreciation (depreciation) of investments	(492)	28	20	53
Net increase (decrease) in net assets resulting
from operations	93	26	20	95
Changes from principal transactions:
Premiums	166	4	4	68
Surrenders and withdrawals	(284)	(1)	(1)	(7)
Death benefits	(14)	-	-	-
Transfers between Divisions
(including fixed account), net	(1,731)	452	510	869
Increase (decrease) in net assets derived from
principal transactions	(1,863)	455	513	930
Total increase (decrease)	(1,770)	481	533	1,025
Net assets at December 31, 2005	3,830	481	533	1,025

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	(9)	(25)	(37)
Total realized gain (loss) on investments and
capital gains distributions	386	5	90	234
Net unrealized appreciation (depreciation) of investments	153	45	212	271
Net increase (decrease) in net assets resulting
from operations	511	41	277	468
Changes from principal transactions:
Premiums	117	15	47	257
Surrenders and withdrawals	(226)	(5)	(74)	(185)
Death benefits	(6)	-	-	(4)
Transfers between Divisions
(including fixed account), net	(1,024)	233	2,208	4,715
Increase (decrease) in net assets derived from
principal transactions	(1,139)	243	2,181	4,783
Total increase (decrease)	(628)	284	2,458	5,251
Net assets at December 31, 2006	$ 3,202	$ 765	$ 2,991	$ 6,276

The accompanying notes are an integral part of these financial statements.

	46

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING LifeStyle
	Moderate	ING LifeStyle	ING Limited
	Growth	Moderate	Maturity Bond	ING Liquid
	Portfolio -	Portfolio -	Portfolio -	Assets Portfolio
	Service Class	Service Class	Service Class	- Service Class

Net assets at January 1, 2005	$ -	$ -	$ 20,953	$ 15,577

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(5)	572	(980)
Total realized gain (loss) on investments and
capital gains distributions	7	5	(145)	-
Net unrealized appreciation (depreciation) of investments	48	34	(415)	-
Net increase (decrease) in net assets resulting
from operations	51	34	12	(980)
Changes from principal transactions:
Premiums	6	5	199	627
Surrenders and withdrawals	(2)	(191)	(1,031)	(100,972)
Death benefits	-	-	(341)	(141)
Transfers between Divisions
(including fixed account), net	1,161	1,101	(5,046)	99,805
Increase (decrease) in net assets derived from
principal transactions	1,165	915	(6,219)	(681)
Total increase (decrease)	1,216	949	(6,207)	(1,661)
Net assets at December 31, 2005	1,216	949	14,746	13,916

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17)	(2)	237	(374)
Total realized gain (loss) on investments and
capital gains distributions	108	77	(385)	(5)
Net unrealized appreciation (depreciation) of investments	239	92	401	-
Net increase (decrease) in net assets resulting
from operations	330	167	253	(379)
Changes from principal transactions:
Premiums	420	9	77	305
Surrenders and withdrawals	(162)	(115)	(845)	(92,097)
Death benefits	(4)	-	(117)	(120)
Transfers between Divisions
(including fixed account), net	2,970	2,138	(4,115)	89,600
Increase (decrease) in net assets derived from
principal transactions	3,224	2,032	(5,000)	(2,312)
Total increase (decrease)	3,554	2,199	(4,747)	(2,691)
Net assets at December 31, 2006	$ 4,770	$ 3,148	$ 9,999	$ 11,225

The accompanying notes are an integral part of these financial statements.

	47

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Lord			ING Marsico
	Abbett		ING Marsico	International
	Affiliated	ING MarketPro	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 3,325	$ -	$ 57,331	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	-	(815)	-
Total realized gain (loss) on investments and
capital gains distributions	178	-	(3,941)	4
Net unrealized appreciation (depreciation) of investments	(103)	-	8,130	5
Net increase (decrease) in net assets resulting
from operations	67	-	3,374	9
Changes from principal transactions:
Premiums	54	-	1,964	4
Surrenders and withdrawals	(305)	-	(2,205)	(4)
Death benefits	(3)	-	(318)	-
Transfers between Divisions
(including fixed account), net	(1,234)	-	(12,085)	47
Increase (decrease) in net assets derived from
principal transactions	(1,488)	-	(12,644)	47
Total increase (decrease)	(1,421)	-	(9,270)	56
Net assets at December 31, 2005	1,904	-	48,061	56

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(1)	(652)	(6)
Total realized gain (loss) on investments and
capital gains distributions	354	-	(551)	18
Net unrealized appreciation (depreciation) of investments	(89)	3	2,326	21
Net increase (decrease) in net assets resulting
from operations	253	2	1,123	33
Changes from principal transactions:
Premiums	38	-	1,587	18
Surrenders and withdrawals	(158)	(180)	(1,975)	(2)
Death benefits	(8)	-	(402)	-
Transfers between Divisions
(including fixed account), net	(357)	245	(10,646)	127
Increase (decrease) in net assets derived from
principal transactions	(485)	65	(11,436)	143
Total increase (decrease)	(232)	67	(10,313)	176
Net assets at December 31, 2006	$ 1,672	$ 67	$ 37,748	$ 232

The accompanying notes are an integral part of these financial statements.

	48

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

			ING
	ING MFS Total	ING MFS	Oppenheimer	ING PIMCO
	Return	Utilities	Main Street	Core Bond
	Portfolio -	Portfolio -	Portfolio® -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 158,767	$ -	$ 132,145	$ 8,801

Increase (decrease) in net assets
Operations:
Net investment income (loss)	967	-	(714)	164
Total realized gain (loss) on investments and
capital gains distributions	8,351	9	(4,013)	183
Net unrealized appreciation (depreciation) of investments	(7,600)	1	8,923	(268)
Net increase (decrease) in net assets resulting
from operations	1,718	10	4,196	79
Changes from principal transactions:
Premiums	2,220	5	1,820	201
Surrenders and withdrawals	(7,532)	(2)	(4,486)	(485)
Death benefits	(1,470)	-	(949)	(110)
Transfers between Divisions
(including fixed account), net	(23,897)	216	(25,997)	(440)
Increase (decrease) in net assets derived from
principal transactions	(30,679)	219	(29,612)	(834)
Total increase (decrease)	(28,961)	229	(25,416)	(755)
Net assets at December 31, 2005	129,806	229	106,729	8,046

Increase (decrease) in net assets
Operations:
Net investment income (loss)	919	(8)	(463)	77
Total realized gain (loss) on investments and
capital gains distributions	11,586	18	889	18
Net unrealized appreciation (depreciation) of investments	(1,620)	149	11,356	83
Net increase (decrease) in net assets resulting
from operations	10,885	159	11,782	178
Changes from principal transactions:
Premiums	1,911	11	1,705	199
Surrenders and withdrawals	(6,230)	(18)	(4,853)	(402)
Death benefits	(1,938)	-	(1,588)	(121)
Transfers between Divisions
(including fixed account), net	(28,708)	679	(23,765)	(1,091)
Increase (decrease) in net assets derived from
principal transactions	(34,965)	672	(28,501)	(1,415)
Total increase (decrease)	(24,080)	831	(16,719)	(1,237)
Net assets at December 31, 2006	$ 105,726	$ 1,060	$ 90,010	$ 6,809

The accompanying notes are an integral part of these financial statements.

	49

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING T. Rowe
	ING PIMCO		ING Pioneer	Price Capital
	High Yield	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 6,072	$ -	$ -	$ 43,171

Increase (decrease) in net assets
Operations:
Net investment income (loss)	272	-	(2)	(84)
Total realized gain (loss) on investments and
capital gains distributions	120	-	3	3,952
Net unrealized appreciation (depreciation) of investments	(260)	1	7	(1,453)
Net increase (decrease) in net assets resulting
from operations	132	1	8	2,415
Changes from principal transactions:
Premiums	140	2	23	940
Surrenders and withdrawals	(424)	-	(3)	(2,124)
Death benefits	(14)	-	-	(273)
Transfers between Divisions
(including fixed account), net	(1,031)	33	286	(5,027)
Increase (decrease) in net assets derived from
principal transactions	(1,329)	35	306	(6,484)
Total increase (decrease)	(1,197)	36	314	(4,069)
Net assets at December 31, 2005	4,875	36	314	39,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	222	-	(4)	(119)
Total realized gain (loss) on investments and
capital gains distributions	74	3	8	5,304
Net unrealized appreciation (depreciation) of investments	12	3	31	(849)
Net increase (decrease) in net assets resulting
from operations	308	6	35	4,336
Changes from principal transactions:
Premiums	136	-	7	1,093
Surrenders and withdrawals	(258)	(7)	(6)	(2,466)
Death benefits	(64)	-	(10)	(460)
Transfers between Divisions
(including fixed account), net	(765)	30	18	(7,235)
Increase (decrease) in net assets derived from
principal transactions	(951)	23	9	(9,068)
Total increase (decrease)	(643)	29	44	(4,732)
Net assets at December 31, 2006	$ 4,232	$ 65	$ 358	$ 34,370

The accompanying notes are an integral part of these financial statements.

	50

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING T. Rowe			ING Van
	Price Equity	ING Templeton	ING UBS U.S.	Kampen Equity
	Income	Global Growth	Allocation	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 9,878	$ 4,641	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(33)	-	-
Total realized gain (loss) on investments and
capital gains distributions	1,056	446	-	2
Net unrealized appreciation (depreciation) of investments	(810)	(101)	1	2
Net increase (decrease) in net assets resulting
from operations	213	312	1	4
Changes from principal transactions:
Premiums	320	199	-	-
Surrenders and withdrawals	(401)	(245)	-	(1)
Death benefits	(54)	(11)	-	-
Transfers between Divisions
(including fixed account), net	(989)	(891)	12	150
Increase (decrease) in net assets derived from
principal transactions	(1,124)	(948)	12	149
Total increase (decrease)	(911)	(636)	13	153
Net assets at December 31, 2005	8,967	4,005	13	153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(22)	-	(1)
Total realized gain (loss) on investments and
capital gains distributions	908	794	-	4
Net unrealized appreciation (depreciation) of investments	433	(72)	1	-
Net increase (decrease) in net assets resulting
from operations	1,329	700	1	3
Changes from principal transactions:
Premiums	276	208	-	1
Surrenders and withdrawals	(511)	(168)	-	(13)
Death benefits	(8)	(53)	-	-
Transfers between Divisions
(including fixed account), net	(1,832)	(760)	-	(114)
Increase (decrease) in net assets derived from
principal transactions	(2,075)	(773)	-	(126)
Total increase (decrease)	(746)	(73)	1	(123)
Net assets at December 31, 2006	$ 8,221	$ 3,932	$ 14	$ 30

The accompanying notes are an integral part of these financial statements.

	51

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING Van
	ING Van	Kampen		ING VP Index
	Kampen Global	Growth and	ING Van	Plus
	Franchise	Income	Kampen Real	International
	Portfolio -	Portfolio -	Estate Portfolio	Equity Portfolio
	Service Class	Service Class	- Service Class	- Service Class

Net assets at January 1, 2005	$ -	$ 45,644	$ 12,476	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(220)	(51)	-
Total realized gain (loss) on investments and
capital gains distributions	1	1,012	2,421	-
Net unrealized appreciation (depreciation) of investments	7	2,690	(743)	-
Net increase (decrease) in net assets resulting
from operations	7	3,482	1,627	-
Changes from principal transactions:
Premiums	4	1,236	287	-
Surrenders and withdrawals	(2)	(1,900)	(456)	-
Death benefits	-	(326)	(91)	-
Transfers between Divisions
(including fixed account), net	196	(6,223)	(2,224)	-
Increase (decrease) in net assets derived from
principal transactions	198	(7,213)	(2,484)	-
Total increase (decrease)	205	(3,731)	(857)	-
Net assets at December 31, 2005	205	41,913	11,619	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(144)	(35)	-
Total realized gain (loss) on investments and
capital gains distributions	25	4,401	2,524	7
Net unrealized appreciation (depreciation) of investments	41	831	1,321	19
Net increase (decrease) in net assets resulting
from operations	68	5,088	3,810	26
Changes from principal transactions:
Premiums	8	1,046	392	2
Surrenders and withdrawals	(33)	(1,923)	(792)	(6)
Death benefits	-	(610)	(119)	-
Transfers between Divisions
(including fixed account), net	281	(8,080)	(894)	191
Increase (decrease) in net assets derived from
principal transactions	256	(9,567)	(1,413)	187
Total increase (decrease)	324	(4,479)	2,397	213
Net assets at December 31, 2006	$ 529	$ 37,434	$ 14,016	$ 213

The accompanying notes are an integral part of these financial statements.

	52

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Wells	ING Wells	ING Baron	ING Columbia
	Fargo Mid Cap	Fargo Small	Small Cap	Small Cap
	Disciplined	Cap Disciplined	Growth	Value II
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 4,289	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	-	(2)	-
Total realized gain (loss) on investments and
capital gains distributions	16	-	3	-
Net unrealized appreciation (depreciation) of investments	167	-	8	-
Net increase (decrease) in net assets resulting
from operations	145	-	9	-
Changes from principal transactions:
Premiums	273	-	4	-
Surrenders and withdrawals	(115)	-	(1)	-
Death benefits	(40)	-	-	-
Transfers between Divisions
(including fixed account), net	(687)	1	406	-
Increase (decrease) in net assets derived from
principal transactions	(569)	1	409	-
Total increase (decrease)	(424)	1	418	-
Net assets at December 31, 2005	3,865	1	418	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	(2)	(7)	(1)
Total realized gain (loss) on investments and
capital gains distributions	290	23	14	(1)
Net unrealized appreciation (depreciation) of investments	192	1	47	9
Net increase (decrease) in net assets resulting
from operations	445	22	54	7
Changes from principal transactions:
Premiums	205	2	9	5
Surrenders and withdrawals	(164)	(3)	(15)	-
Death benefits	(14)	-	-	-
Transfers between Divisions
(including fixed account), net	(817)	74	56	255
Increase (decrease) in net assets derived from
principal transactions	(790)	73	50	260
Total increase (decrease)	(345)	95	104	267
Net assets at December 31, 2006	$ 3,520	$ 96	$ 522	$ 267

The accompanying notes are an integral part of these financial statements.

	53

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING	ING
	ING Davis	Fundamental	Fundamental	ING JPMorgan
	Venture Value	Research	Research	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(2)
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	1
Net unrealized appreciation (depreciation) of investments	-	-	1	20
Net increase (decrease) in net assets resulting
from operations	-	-	1	19
Changes from principal transactions:
Premiums	-	-	-	2
Surrenders and withdrawals	-	-	-	(6)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	7	-	7	458
Increase (decrease) in net assets derived from
principal transactions	7	-	7	454
Total increase (decrease)	7	-	8	473
Net assets at December 31, 2005	7	-	8	473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(230)	(1)	(7)
Total realized gain (loss) on investments and
capital gains distributions	11	202	1	38
Net unrealized appreciation (depreciation) of investments	12	1,029	-	69
Net increase (decrease) in net assets resulting
from operations	21	1,001	-	100
Changes from principal transactions:
Premiums	16	50	-	13
Surrenders and withdrawals	-	(1,460)	-	(21)
Death benefits	-	(150)	-	(6)
Transfers between Divisions
(including fixed account), net	195	29,651	3	70
Increase (decrease) in net assets derived from
principal transactions	211	28,091	3	56
Total increase (decrease)	232	29,092	3	156
Net assets at December 31, 2006	$ 239	$ 29,092	$ 11	$ 629

The accompanying notes are an integral part of these financial statements.

	54

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Legg
	Mason Partners	ING Neuberger	ING Neuberger
	Aggressive	Berman	Berman	ING
	Growth	Partners	Regency	Oppenheimer
	Portfolio -	Portfolio -	Portfolio -	Global Portfolio
	Service Class	Service Class	Service Class	- Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	1	-	-	2
Net unrealized appreciation (depreciation) of investments	-	-	-	6
Net increase (decrease) in net assets resulting
from operations	1	-	-	8
Changes from principal transactions:
Premiums	-	-	-	1
Surrenders and withdrawals	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	15	-	-	133
Increase (decrease) in net assets derived from
principal transactions	15	-	-	134
Total increase (decrease)	16	-	-	142
Net assets at December 31, 2005	16	-	-	142

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	(1)	(4)
Total realized gain (loss) on investments and
capital gains distributions	1	-	-	5
Net unrealized appreciation (depreciation) of investments	2	(11)	-	40
Net increase (decrease) in net assets resulting
from operations	3	(13)	(1)	41
Changes from principal transactions:
Premiums	1	1	4	15
Surrenders and withdrawals	(1)	(1)	-	(8)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	49	1,672	52	209
Increase (decrease) in net assets derived from
principal transactions	49	1,672	56	216
Total increase (decrease)	52	1,659	55	257
Net assets at December 31, 2006	$ 68	$ 1,659	$ 55	$ 399

The accompanying notes are an integral part of these financial statements.

	55

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

			ING Van	ING Van
	ING Templeton	ING UBS U.S.	Kampen	Kampen Equity
	Foreign Equity	Large Cap	Comstock	and Income
	Portfolio -	Equity Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	-	2	1	-
Net unrealized appreciation (depreciation) of investments	-	2	5	1
Net increase (decrease) in net assets resulting
from operations	-	3	5	1
Changes from principal transactions:
Premiums	-	-	-	1
Surrenders and withdrawals	-	(1)	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	44	206	85
Increase (decrease) in net assets derived from
principal transactions	-	43	206	86
Total increase (decrease)	-	46	211	87
Net assets at December 31, 2005	-	46	211	87

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	(4)	-
Total realized gain (loss) on investments and
capital gains distributions	-	2	30	11
Net unrealized appreciation (depreciation) of investments	-	12	43	10
Net increase (decrease) in net assets resulting
from operations	(1)	13	69	21
Changes from principal transactions:
Premiums	-	-	-	1
Surrenders and withdrawals	-	(1)	(20)	(26)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	42	98	472	149
Increase (decrease) in net assets derived from
principal transactions	42	97	452	124
Total increase (decrease)	41	110	521	145
Net assets at December 31, 2006	$ 41	$ 156	$ 732	$ 232

The accompanying notes are an integral part of these financial statements.

	56

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING VP Global	ING VP Index	ING VP Index	ING VP Index
	Equity	Plus LargeCap	Plus MidCap	Plus SmallCap
	Dividend	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Portfolio	S	S	S

Net assets at January 1, 2005	$ 651	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	-	(1)	(1)
Total realized gain (loss) on investments and
capital gains distributions	66	-	9	4
Net unrealized appreciation (depreciation) of investments	(64)	2	10	4
Net increase (decrease) in net assets resulting
from operations	10	2	18	7
Changes from principal transactions:
Premiums	45	1	4	3
Surrenders and withdrawals	(75)	-	(2)	(6)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(65)	42	257	297
Increase (decrease) in net assets derived from
principal transactions	(95)	43	259	294
Total increase (decrease)	(85)	45	277	301
Net assets at December 31, 2005	566	45	277	301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	(1)	(5)	(11)
Total realized gain (loss) on investments and
capital gains distributions	20	6	35	50
Net unrealized appreciation (depreciation) of investments	105	32	-	44
Net increase (decrease) in net assets resulting
from operations	140	37	30	83
Changes from principal transactions:
Premiums	42	3	12	34
Surrenders and withdrawals	(8)	(16)	(15)	(35)
Death benefits	(1)	-	(46)	(42)
Transfers between Divisions
(including fixed account), net	(67)	261	339	849
Increase (decrease) in net assets derived from
principal transactions	(34)	248	290	806
Total increase (decrease)	106	285	320	889
Net assets at December 31, 2006	$ 672	$ 330	$ 597	$ 1,190

The accompanying notes are an integral part of these financial statements.

	57

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				Legg Mason
	ING VP	ING VP		Partners
	Financial	SmallCap	ING VP	Variable
	Services	Opportunities	Intermediate	Lifestyle
	Portfolio - Class	Portfolio - Class	Bond Portfolio -	Balanced
	S	S	Class S	Portfolio

Net assets at January 1, 2005	$ -	$ -	$ -	$ 40,740

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	14	220
Total realized gain (loss) on investments and
capital gains distributions	-	1	1	112
Net unrealized appreciation (depreciation) of investments	1	5	(13)	(73)
Net increase (decrease) in net assets resulting
from operations	1	5	2	259
Changes from principal transactions:
Premiums	-	1	76	49
Surrenders and withdrawals	-	(2)	(9)	(1,403)
Death benefits	-	-	-	(344)
Transfers between Divisions
(including fixed account), net	16	91	368	(5,854)
Increase (decrease) in net assets derived from
principal transactions	16	90	435	(7,552)
Total increase (decrease)	17	95	437	(7,293)
Net assets at December 31, 2005	17	95	437	33,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	26	315
Total realized gain (loss) on investments and
capital gains distributions	-	4	(6)	96
Net unrealized appreciation (depreciation) of investments	4	2	(2)	1,371
Net increase (decrease) in net assets resulting
from operations	4	5	18	1,782
Changes from principal transactions:
Premiums	-	3	68	128
Surrenders and withdrawals	-	(8)	(72)	(1,880)
Death benefits	-	-	-	(568)
Transfers between Divisions
(including fixed account), net	20	(16)	495	(6,049)
Increase (decrease) in net assets derived from
principal transactions	20	(21)	491	(8,369)
Total increase (decrease)	24	(16)	509	(6,587)
Net assets at December 31, 2006	$ 41	$ 79	$ 946	$ 26,860

The accompanying notes are an integral part of these financial statements.

	58

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	Legg Mason	Legg Mason
	Partners	Partners	Legg Mason	Legg Mason
	Variable	Variable	Partners	Partners
	Lifestyle	Lifestyle High	Variable	Variable High
	Growth	Growth	Appreciation	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at January 1, 2005	$ 32,396	$ 20,999	$ 46,513	$ 12,539

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	(216)	(312)	648
Total realized gain (loss) on investments and
capital gains distributions	(1,133)	93	1,363	(1,281)
Net unrealized appreciation (depreciation) of investments	1,960	828	(23)	732
Net increase (decrease) in net assets resulting
from operations	789	705	1,028	99
Changes from principal transactions:
Premiums	158	82	117	95
Surrenders and withdrawals	(1,144)	(603)	(1,370)	(438)
Death benefits	(173)	(194)	(340)	(39)
Transfers between Divisions
(including fixed account), net	(4,841)	(3,949)	(7,636)	(2,011)
Increase (decrease) in net assets derived from
principal transactions	(6,000)	(4,664)	(9,229)	(2,393)
Total increase (decrease)	(5,211)	(3,959)	(8,201)	(2,294)
Net assets at December 31, 2005	27,185	17,040	38,312	10,245

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55	(85)	(162)	505
Total realized gain (loss) on investments and
capital gains distributions	(602)	509	7,033	(271)
Net unrealized appreciation (depreciation) of investments	2,133	698	(5,230)	556
Net increase (decrease) in net assets resulting
from operations	1,586	1,122	1,641	790
Changes from principal transactions:
Premiums	152	80	40	60
Surrenders and withdrawals	(1,807)	(685)	(864)	(618)
Death benefits	(426)	(53)	(160)	(234)
Transfers between Divisions
(including fixed account), net	(4,735)	(3,278)	(38,969)	(1,852)
Increase (decrease) in net assets derived from
principal transactions	(6,816)	(3,936)	(39,953)	(2,644)
Total increase (decrease)	(5,230)	(2,814)	(38,312)	(1,854)
Net assets at December 31, 2006	$ 21,955	$ 14,226	$ -	$ 8,391

The accompanying notes are an integral part of these financial statements.

	59

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	Legg Mason
	Partners	Legg Mason	Legg Mason
	Variable	Partners	Partners	Colonial Small
	International	Variable Large	Variable Money	Cap Value
	All Cap Growth	Cap Value	Market	Fund, Variable
	Portfolio	Portfolio	Portfolio	Series - Class B

Net assets at January 1, 2005	$ 14,099	$ 46,532	$ 5,108	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	(33)	(469)	(4)
Total realized gain (loss) on investments and
capital gains distributions	3	(1,864)	1	4
Net unrealized appreciation (depreciation) of investments	1,166	3,616	(1)	3
Net increase (decrease) in net assets resulting
from operations	1,138	1,719	(469)	3
Changes from principal transactions:
Premiums	43	199	24	8
Surrenders and withdrawals	(431)	(1,759)	(57,964)	(8)
Death benefits	(58)	(699)	(54)	-
Transfers between Divisions
(including fixed account), net	(2,754)	(9,053)	57,544	888
Increase (decrease) in net assets derived from
principal transactions	(3,200)	(11,312)	(450)	888
Total increase (decrease)	(2,062)	(9,593)	(919)	891
Net assets at December 31, 2005	12,037	36,939	4,189	891

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	(127)	(67)	(12)
Total realized gain (loss) on investments and
capital gains distributions	389	515	-	69
Net unrealized appreciation (depreciation) of investments	1,935	4,681	-	75
Net increase (decrease) in net assets resulting
from operations	2,363	5,069	(67)	132
Changes from principal transactions:
Premiums	38	122	7	27
Surrenders and withdrawals	(681)	(1,838)	(55,091)	(83)
Death benefits	(188)	(617)	(44)	(7)
Transfers between Divisions
(including fixed account), net	(3,100)	(7,981)	54,528	(194)
Increase (decrease) in net assets derived from
principal transactions	(3,931)	(10,314)	(600)	(257)
Total increase (decrease)	(1,568)	(5,245)	(667)	(125)
Net assets at December 31, 2006	$ 10,469	$ 31,694	$ 3,522	$ 766

The accompanying notes are an integral part of these financial statements.

	60

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

PIMCO
StocksPLUS®
Growth and
Income
Portfolio -
Administrative
Class

Net assets at January 1, 2005	$ 5,162

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27
Total realized gain (loss) on investments and
capital gains distributions	408
Net unrealized appreciation (depreciation) of investments	(368)

Net increase (decrease) in net assets resulting
from operations	67
Changes from principal transactions:
Premiums	91
Surrenders and withdrawals	(112)
Death benefits	(12)
Transfers between Divisions
(including fixed account), net	(1,476)

Increase (decrease) in net assets derived from
principal transactions	(1,509)

Total increase (decrease)	(1,442)

Net assets at December 31, 2005	3,720

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)
Total realized gain (loss) on investments and
capital gains distributions	1,148
Net unrealized appreciation (depreciation) of investments	(981)

Net increase (decrease) in net assets resulting
from operations	165
Changes from principal transactions:
Premiums	19
Surrenders and withdrawals	(40)
Death benefits	(44)
Transfers between Divisions
(including fixed account), net	(3,820)

Increase (decrease) in net assets derived from
principal transactions	(3,885)

Total increase (decrease)	(3,720)

Net assets at December 31, 2006	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account EQ (the “Account”), formerly Equitable Life Insurance Company of Iowa Separate Account A, was established by Equitable Life Insurance Company of Iowa (“Equitable Life”) to support the operations of variable annuity contracts (“Contracts”). On January 1, 2004, Equitable Life, USG Annuity & Life Company, and United Life & Annuity Insurance Company merged with and into ING USA Annuity and Life Insurance Company (“ING USA” or the “Company”), formerly Golden American Life Insurance Company. The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2006, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, 86 investment divisions (the “Divisions”), 11 of which invest in an independently managed mutual fund portfolio and 75 of which invest in a mutual fund portfolio managed by an affiliate, either Directed Services, LLC or ING Investments, LLC. The assets in each Division are invested in shares of a designated Series (“Series,” which may also be referred to as “Portfolio”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2006 and related Trusts are as follows:

Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income
Portfolio - Service Class 2*
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund®
Portfolio - Service Class 2*
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2**
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
ING American Funds Growth Portfolio*
ING American Funds Growth-Income Portfolio*
ING American Funds International Portfolio*

ING Investors Trust (continued):
ING BlackRock Large Cap Growth
Portfolio - Service Class*
ING BlackRock Large Cap Value
Portfolio - Service Class*
ING Capital Guardian Small/Mid Cap
Portfolio - Service Class
ING Capital Guardian U.S. Equities
Portfolio - Service Class
ING EquitiesPlus Portfolio - Service Class**
ING Evergreen Health Sciences
Portfolio - Service Class*
ING Evergreen Omega Portfolio - Service Class*
ING FMRSM Diversified Mid Cap
Portfolio - Service Class*

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT EQ Notes to Financial Statements

ING Investors Trust (continued):
ING FMRSM Large Cap Growth
Portfolio - Service Class**
ING FMRSM Mid Cap Growth
Portfolio - Service Class
ING Franklin Income Portfolio - Service Class**
ING Global Real Estate Portfolio - Service Class**
ING Global Resources Portfolio - Service Class
ING Global Technology Portfolio - Service Class*
ING International Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class*
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
ING JPMorgan Small Cap Core Equity
Portfolio - Service Class*
ING JPMorgan Value Opportunities
Portfolio - Service Class*
ING Julius Baer Foreign Portfolio - Service Class*
ING Legg Mason Partners All Cap
Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class*
ING LifeStyle Aggressive Growth
Portfolio - Service Class*
ING LifeStyle Growth Portfolio - Service Class*
ING LifeStyle Moderate Growth
Portfolio - Service Class*
ING LifeStyle Moderate Portfolio - Service Class*
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING MarketPro Portfolio - Service Class*
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities
Portfolio - Service Class*
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class*
ING Oppenheimer Main Street
Portfolio® - Service Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class*
ING Pioneer Mid Cap Value
Portfolio - Service Class*
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
ING T. Rowe Price Equity Income
Portfolio - Service Class
ING Templeton Global Growth
Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class*
ING Van Kampen Equity Growth
Portfolio - Service Class*
ING Van Kampen Global Franchise
Portfolio - Service Class*
ING Van Kampen Growth and Income
Portfolio - Service Class

ING Investors Trust (continued):
ING Van Kampen Real Estate
Portfolio - Service Class
ING VP Index Plus International Equity
Portfolio - Service Class**
ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class*
ING Partners, Inc.:
ING Baron Small Cap Growth
Portfolio - Service Class*
ING Columbia Small Cap Value II
Portfolio - Service Class**
ING Davis Venture Value Portfolio - Service Class*
ING Fundamental Research Portfolio - Initial Class**
ING Fundamental Research Portfolio - Service Class*
ING JPMorgan International Portfolio - Service Class*
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class*
ING Neuberger Berman Partners
Portfolio - Service Class**
ING Neuberger Berman Regency
Portfolio - Service Class**
ING Oppenheimer Global Portfolio - Service Class*
ING Templeton Foreign Equity
Portfolio - Service Class**
ING UBS U.S. Large Cap Equity
Portfolio - Service Class*
ING Van Kampen Comstock
Portfolio - Service Class*
ING Van Kampen Equity and Income
Portfolio - Service Class*
ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S*
ING VP Index Plus MidCap Portfolio - Class S*
ING VP Index Plus SmallCap Portfolio - Class S*
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S*
ING VP SmallCap Opportunities Portfolio - Class S*
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S*
Legg Mason Partners Lifestyle Series, Inc.:
Legg Mason Partners Variable Lifestyle Balanced
Portfolio
Legg Mason Partners Variable Lifestyle Growth
Portfolio
Legg Mason Partners Variable Lifestyle High Growth
Portfolio
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable International All Cap
Growth Portfolio

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Notes to Financial Statements

Legg Mason Partners Variable Portfolios III (continued):	Liberty Variable Investment Trust:
Legg Mason Partners Variable Large Cap Value		Colonial Small Cap Value Fund, Variable
Portfolio		Series - Class B*
Legg Mason Partners Variable Money Market
Portfolio	*	Division was added in 2005
	**	Division was added in 2006

The names of certain Divisions and Trusts were changed during 2006. The following is a summary of current and former names for those Divisions and Trusts:

Current Name

ING Investors Trust:

ING BlackRock Large Cap Growth Portfolio - Service Class

ING BlackRock Large Cap Value Portfolio - Service Class ING FMRSM Large Cap Growth Portfolio - Service Class ING FMRSM Mid Cap Growth Portfolio - Service Class ING Global Technology Portfolio - Service Class

ING JPMorgan Small Cap Core Equity Portfolio - Service Class ING Legg Mason Partners All Cap Portfolio - Service Class ING Partners, Inc.:

ING JPMorgan International Portfolio - Service Class

ING Legg Mason Partners Aggressive Growth Portfolio - Service Class Legg Mason Partners Lifestyle Series, Inc.: Legg Mason Partners Variable Lifestyle Balanced Portfolio Legg Mason Partners Variable Lifestyle Growth Portfolio Legg Mason Partners Variable Lifestyle High Growth Portfolio Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Appreciation Portfolio Legg Mason Partners Variable Portfolios III: Legg Mason Partners Variable High Income Portfolio Legg Mason Partners Variable International All Cap Growth Portfolio Legg Mason Partners Variable Large Cap Value Portfolio Legg Mason Partners Variable Money Market Portfolio

Former Name

ING Investors Trust:

ING Mercury Large Cap Growth Portfolio - Service Class ING Mercury Large Cap Value Portfolio - Service Class ING FMRSM Earnings Growth Portfolio - Service Class ING MFS Mid Cap Growth Portfolio - Service Class ING Goldman Sachs TollkeeperSM

     Portfolio - Service Class ING JPMorgan Small Cap Equity Portfolio - Service Class

ING Salomon Brothers All Cap Portfolio - Service Class

ING Partners, Inc.:

ING JPMorgan Fleming International Portfolio - Service Class ING Salomon Brothers Aggressive Growth Portfolio - Service Class Smith Barney Allocation Series, Inc.: Smith Barney Select Balanced

Smith Barney Select Growth

Smith Barney Select High Growth

Greenwich Street Series Fund:

Appreciation Portfolio Travelers Series Fund, Inc.:

Smith Barney High Income

Smith Barney International All Cap Growth

Smith Barney Large Cap Value SB Smith Barney Money Market SB

During 2006, the following Divisions were closed to contractowners:

ING Investors Trust:

ING Eagle Asset Capital Appreciation Portfolio - Service Class Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Appreciation Portfolio PIMCO Variable Insurance Trust:

PIMCO StocksPLUS® Growth and Income Portfolio - Administrative Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Notes to Financial Statements

The following Division was available to contractowners during 2006 but did not have any activity as of December 31, 2006:

ING Partners, Inc.:

ING UBS U.S Small Cap Growth Portfolio - Service Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Notes to Financial Statements

All Contracts in the Account are currently in the accumulation period.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and Liabilities.

3. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Notes to Financial Statements

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 3.50% of premiums.

4. Related Party Transactions

During the year ended December 31, 2006, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, and ING VP Intermediate Bond Portfolio. The annual fee rate ranged from 0.35% to 1.00% of the average net assets of each respective Portfolio or Portfolio of the Trust.

In addition, management fees were paid to ING Life Insurance and Annuity Company (“ILIAC”), an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.55% to 0.85% of the average net assets of each respective Portfolio of the Trust.

Management fees were also paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.00% to 1.25% of the average net assets of each respective Portfolio excluding ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio.

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors Trust approved a consolidation of the Advisory functions for all of the Portfolios. Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. The functions of DSI and ILIAC were consolidated into DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized DSL, and ILIAC’s advisory contracts will be assumed by DSL.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Notes to Financial Statements

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
		2006			2005

	Purchases		Sales	Purchases		Sales

			(Dollars in thousands)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	$ 389	$ 63		$ 55	$ 6
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,313		565	1,264		43
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2	98		1	-		-
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	5,271		12,320	670		14,430
ING American Funds Growth Portfolio	2,213		584	2,174		172
ING American Funds Growth-Income Portfolio	1,891		143	477		46
ING American Funds International Portfolio	2,251		537	1,971		112
ING BlackRock Large Cap Growth Portfolio - Service Class	104		329	1,006		137
ING BlackRock Large Cap Value Portfolio - Service Class	247		89	47		15
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	125		5,651	726		7,873
ING Capital Guardian U.S. Equities Portfolio - Service Class	827		2,394	629		4,533
ING Eagle Asset Capital Appreciation Portfolio - Service Class	317		2,215	461		1,489
ING EquitiesPlus Portfolio - Service Class	3,200		715	-		-
ING Evergreen Health Sciences Portfolio - Service Class	165		91	174		49
ING Evergreen Omega Portfolio - Service Class	-		26	32		5
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,153		1,585	5,682		166
ING FMRSM Large Cap Growth Portfolio - Service Class	5		-	-		-
ING FMRSM Mid Cap Growth Portfolio - Service Class	2		20,696	140		22,801
ING Franklin Income Portfolio - Service Class	235		16	-		-
ING Global Real Estate Portfolio - Service Class	75		1	-		-
ING Global Resources Portfolio - Service Class	1,778		1,957	2,696		1,156
ING Global Technology Portfolio - Service Class	39		212	231		4
ING International Portfolio - Service Class	2,434		5,175	2,133		7,534
ING Janus Contrarian Portfolio - Service Class	346		100	201		11
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,378		1,733	1,414		1,453
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	554		132	164		70
ING JPMorgan Value Opportunities Portfolio - Service Class	159		6	27		-
ING Julius Baer Foreign Portfolio - Service Class	1,402		421	906		35
ING Legg Mason Partners All Cap Portfolio - Service Class	92		1,234	412		2,327
ING Legg Mason Value Portfolio - Service Class	261		24	456		3
ING LifeStyle Aggressive Growth Portfolio - Service Class	3,136		944	578		68
ING LifeStyle Growth Portfolio - Service Class	6,135		1,316	1,663		737
ING LifeStyle Moderate Growth Portfolio - Service Class	3,980		734	1,264		100

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

		Year ended December 31
		2006		2005

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
ING Investors Trust (continued):
ING LifeStyle Moderate Portfolio - Service Class	$ 2,485	$ 419		$ 986 $	75
ING Limited Maturity Bond Portfolio - Service Class	439		5,205	906	6,505
ING Liquid Assets Portfolio - Service Class	7,899		10,592	10,985	12,645
ING Lord Abbett Affiliated Portfolio - Service Class	318		665	120	1,616
ING MarketPro Portfolio - Service Class	64		1	-	-
ING Marsico Growth Portfolio - Service Class	127		12,223	936	14,381
ING Marsico International Opportunities Portfolio - Service Class	316		178	85	37
ING MFS Total Return Portfolio - Service Class	7,903		36,852	8,571	33,292
ING MFS Utilities Portfolio - Service Class	772		105	313	90
ING Oppenheimer Main Street Portfolio® - Service Class	1,046		30,022	1,114	31,449
ING PIMCO Core Bond Portfolio - Service Class	1,302		2,642	2,256	2,847
ING PIMCO High Yield Portfolio - Service Class	1,168		1,861	2,461	3,506
ING Pioneer Fund Portfolio - Service Class	62		39	42	7
ING Pioneer Mid Cap Value Portfolio - Service Class	118		112	379	76
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	3,480		10,398	4,065	9,185
ING T. Rowe Price Equity Income Portfolio - Service Class	1,089		2,815	2,054	2,977
ING Templeton Global Growth Portfolio - Service Class	922		1,265	623	1,604
ING UBS U.S. Allocation Portfolio - Service Class	4		4	12	-
ING Van Kampen Equity Growth Portfolio - Service Class	46		170	194	45
ING Van Kampen Global Franchise Portfolio - Service Class	378		107	270	72
ING Van Kampen Growth and Income Portfolio - Service Class	4,027		10,404	1,755	9,193
ING Van Kampen Real Estate Portfolio - Service Class	2,694		3,179	2,352	4,525
ING VP Index Plus International Equity Portfolio - Service Class	226		34	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	180		1,007	510	1,117
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	418		345	1	-
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	218		169	472	65
ING Columbia Small Cap Value II Portfolio - Service Class	288		28	-	-
ING Davis Venture Value Portfolio - Service Class	247		26	7	-
ING Fundamental Research Portfolio - Initial Class	36,058		7,703	-	-
ING Fundamental Research Portfolio - Service Class	9		7	8	-
ING JPMorgan International Portfolio - Service Class	337		287	559	108
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	64		15	30	15
ING Neuberger Berman Partners Portfolio - Service Class	1,671		1	-	-
ING Neuberger Berman Regency Portfolio - Service Class	76		20	-	-
ING Oppenheimer Global Portfolio - Service Class	246		33	140	4
ING Templeton Foreign Equity Portfolio - Service Class	41		-	-	-
ING UBS U.S. Large Cap Equity Portfolio - Service Class	111		15	108	67
ING Van Kampen Comstock Portfolio - Service Class	614		144	207	1
ING Van Kampen Equity and Income Portfolio - Service Class	192		59	104	19

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

		Year ended December 31
		2006		2005

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio	$ 88	$ 106		$ 219 $	306
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	332		86	44	-
ING VP Index Plus MidCap Portfolio - Class S	559		244	395	124
ING VP Index Plus SmallCap Portfolio - Class S	1,061		231	360	64
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	21		1	24	8
ING VP SmallCap Opportunities Portfolio - Class S	304		326	133	44
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	707		191	538	88
Legg Mason Partners Lifestyle Series, Inc.:
Legg Mason Partners Variable Lifestyle Balanced Portfolio	988		9,044	913	8,247
Legg Mason Partners Variable Lifestyle Growth Portfolio	698		7,457	519	6,559
Legg Mason Partners Variable Lifestyle High Growth Portfolio	189		4,211	136	5,018
Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Appreciation Portfolio	6		40,142	443	9,985
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio	715		2,855	1,064	2,808
Legg Mason Partners Variable International All Cap Growth
Portfolio	461		4,142	298	3,529
Legg Mason Partners Variable Large Cap Value Portfolio	1,014		10,898	748	12,098
Legg Mason Partners Variable Money Market Portfolio	1,547		2,214	1,469	2,385
Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series - Class B	230		479	921	36
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income
Portfolio - Administrative Class	128		4,017	115	1,593

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Notes to Financial Statements

6. Changes in Units

The net changes in units outstanding follow:

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	30,310	5,947	24,363	5,151	577	4,574
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	118,008	70,308	47,700	115,468	7,169	108,299
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2	10,557	891	9,666	-	-	-
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	135,009	695,005	(559,996)	201,804	902,857	(701,053)
ING American Funds Growth Portfolio	225,232	89,719	135,513	201,448	21,274	180,174
ING American Funds Growth-Income Portfolio	174,761	24,626	150,135	48,771	8,166	40,605
ING American Funds International Portfolio	206,520	75,350	131,170	191,731	24,167	167,564
ING BlackRock Large Cap Growth Portfolio - Service Class	6,897	29,794	(22,897)	93,265	12,933	80,332
ING BlackRock Large Cap Value Portfolio - Service Class	22,459	9,012	13,447	4,470	1,374	3,096
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	58,396	330,878	(272,482)	131,586	505,269	(373,683)
ING Capital Guardian U.S. Equities Portfolio - Service Class	67,154	236,359	(169,205)	108,248	455,587	(347,339)
ING Eagle Asset Capital Appreciation Portfolio - Service Class	3,736	96,407	(92,671)	28,007	77,635	(49,628)
ING EquitiesPlus Portfolio - Service Class	324,044	73,010	251,034	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	16,770	10,223	6,547	15,902	4,584	11,318
ING Evergreen Omega Portfolio - Service Class	-	2,292	(2,292)	2,885	457	2,428
ING FMRSM Diversified Mid Cap Portfolio - Service Class	95,124	166,984	(71,860)	481,323	17,276	464,047
ING FMRSM Large Cap Growth Portfolio - Service Class	534	-	534	-	-	-
ING FMRSM Mid Cap Growth Portfolio - Service Class	135,101	916,802	(781,701)	197,885	1,092,424	(894,539)
ING Franklin Income Portfolio - Service Class	25,272	3,928	21,344	-	-	-

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Global Real Estate Portfolio - Service Class	6,205	54	6,151	-	-	-
ING Global Resources Portfolio - Service Class	53,083	73,859	(20,776)	113,219	61,518	51,701
ING Global Technology Portfolio - Service Class	3,195	17,915	(14,720)	19,665	362	19,303
ING International Portfolio - Service Class	58,146	454,816	(396,670)	181,246	808,005	(626,759)
ING Janus Contrarian Portfolio - Service Class	31,883	13,996	17,887	17,400	942	16,458
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	127,033	150,743	(23,710)	173,848	178,098	(4,250)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	47,681	14,332	33,349	14,372	6,099	8,273
ING JPMorgan Value Opportunities Portfolio - Service Class	13,226	450	12,776	2,917	326	2,591
ING Julius Baer Foreign Portfolio - Service Class	125,177	49,820	75,357	80,228	4,939	75,289
ING Legg Mason Partners All Cap Portfolio - Service Class	19,992	103,911	(83,919)	63,426	214,819	(151,393)
ING Legg Mason Value Portfolio - Service Class	45,704	24,212	21,492	42,139	322	41,817
ING LifeStyle Aggressive Growth Portfolio - Service Class	259,677	81,669	178,008	52,571	6,013	46,558
ING LifeStyle Growth Portfolio - Service Class	528,982	128,836	400,146	159,021	67,467	91,554
ING LifeStyle Moderate Growth Portfolio - Service Class	357,786	78,507	279,279	120,328	9,081	111,247
ING LifeStyle Moderate Portfolio - Service Class	221,698	43,140	178,558	113,315	24,961	88,354
ING Limited Maturity Bond Portfolio - Service Class	21,414	264,823	(243,409)	22,527	327,823	(305,296)
ING Liquid Assets Portfolio - Service Class	7,005,099	7,196,831	(191,732)	7,768,838	7,886,623	(117,785)
ING Lord Abbett Affiliated Portfolio - Service Class	22,454	61,737	(39,283)	22,402	154,416	(132,014)
ING MarketPro Portfolio - Service Class	22,816	16,698	6,118	1	-	1
ING Marsico Growth Portfolio - Service Class	185,815	892,919	(707,104)	344,760	1,169,756	(824,996)
ING Marsico International Opportunities Portfolio - Service Class	26,410	15,665	10,745	7,923	3,389	4,534
ING MFS Total Return Portfolio - Service Class	239,806	1,621,514	(1,381,708)	372,687	1,644,985	(1,272,298)
ING MFS Utilities Portfolio - Service Class	65,858	13,840	52,018	28,307	8,230	20,077
ING Oppenheimer Main Street Portfolio® - Service Class	223,124	1,489,744	(1,266,620)	243,936	1,682,563	(1,438,627)
ING PIMCO Core Bond Portfolio - Service Class	130,434	234,868	(104,434)	206,639	268,321	(61,682)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING PIMCO High Yield Portfolio - Service Class	115,659	199,852	(84,193)	246,589	369,708	(123,119)
ING Pioneer Fund Portfolio - Service Class	5,187	3,366	1,821	3,976	662	3,314
ING Pioneer Mid Cap Value Portfolio - Service Class	10,904	10,012	892	38,732	9,927	28,805
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	94,287	300,458	(206,171)	169,816	330,301	(160,485)
ING T. Rowe Price Equity Income Portfolio - Service Class	40,656	107,821	(67,165)	96,837	136,183	(39,346)
ING Templeton Global Growth Portfolio - Service Class	31,614	65,041	(33,427)	47,664	94,175	(46,511)
ING UBS U.S. Allocation Portfolio - Service Class	315	315	-	1,162	5	1,157
ING Van Kampen Equity Growth Portfolio - Service Class	4,566	14,301	(9,735)	16,058	3,989	12,069
ING Van Kampen Global Franchise Portfolio - Service Class	31,826	9,570	22,256	27,755	8,478	19,277
ING Van Kampen Growth and Income Portfolio - Service Class	121,605	449,784	(328,179)	174,267	446,483	(272,216)
ING Van Kampen Real Estate Portfolio - Service Class	42,971	64,639	(21,668)	61,000	107,101	(46,101)
ING VP Index Plus International Equity Portfolio - Service Class	21,858	5,119	16,739	-	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	16,309	50,217	(33,908)	33,586	60,668	(27,082)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	38,907	30,630	8,277	99	-	99
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	22,584	18,834	3,750	45,584	7,628	37,956
ING Columbia Small Cap Value II Portfolio - Service Class	29,889	3,279	26,610	-	-	-
ING Davis Venture Value Portfolio - Service Class	23,590	2,759	20,831	659	-	659
ING Fundamental Research Portfolio - Initial Class	3,606,127	828,624	2,777,503	-	-	-
ING Fundamental Research Portfolio - Service Class	743	574	169	761	3	758
ING JPMorgan International Portfolio - Service Class	30,576	26,050	4,526	53,735	11,691	42,044
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	5,103	1,254	3,849	2,718	1,341	1,377
ING Neuberger Berman Partners Portfolio - Service Class	161,174	25	161,149	-	-	-
ING Neuberger Berman Regency Portfolio - Service Class	7,933	2,428	5,505	-	-	-
ING Oppenheimer Global Portfolio - Service Class	19,788	2,875	16,913	13,244	1,388	11,856

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Templeton Foreign Equity Portfolio - Service Class	3,678	-	3,678	-	-	-
ING UBS U.S. Large Cap Equity Portfolio - Service Class	9,601	1,372	8,229	10,232	6,112	4,120
ING Van Kampen Comstock Portfolio - Service Class	54,845	14,335	40,510	19,981	12	19,969
ING Van Kampen Equity and Income Portfolio - Service Class	17,022	5,720	11,302	9,751	1,783	7,968
ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio	10,756	14,759	(4,003)	33,250	47,449	(14,199)
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	31,029	8,435	22,594	4,166	9	4,157
ING VP Index Plus MidCap Portfolio - Class S	47,253	23,154	24,099	35,078	10,991	24,087
ING VP Index Plus SmallCap Portfolio - Class S	90,412	23,454	66,958	32,139	5,730	26,409
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	1,676	51	1,625	2,190	762	1,428
ING VP SmallCap Opportunities Portfolio - Class S	27,886	29,886	(2,000)	11,786	3,831	7,955
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	72,798	24,623	48,175	52,527	9,235	43,292
Legg Mason Partners Lifestyle Series, Inc.:
Legg Mason Partners Variable Lifestyle Balanced Portfolio	50,425	605,129	(554,704)	47,954	566,440	(518,486)
Legg Mason Partners Variable Lifestyle Growth Portfolio	48,499	544,082	(495,583)	53,288	515,572	(462,284)
Legg Mason Partners Variable Lifestyle High Growth Portfolio	25,283	297,300	(272,017)	27,757	374,824	(347,067)
Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Appreciation Portfolio	15,876	2,053,754	(2,037,878)	53,967	560,402	(506,435)
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio	22,934	187,811	(164,877)	27,863	184,491	(156,628)
Legg Mason Partners Variable International All Cap Growth Portfolio	22,436	276,339	(253,903)	43,041	289,453	(246,412)
Legg Mason Partners Variable Large Cap Value Portfolio	43,714	524,268	(480,554)	75,840	663,247	(587,407)
Legg Mason Partners Variable Money Market Portfolio	4,880,483	4,942,324	(61,841)	5,295,785	5,374,717	(78,932)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series - Class B	23,620	44,757	(21,137)	82,618	4,080	78,538
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income
Portfolio - Administrative Class	15,254	337,770	(322,516)	42,378	176,461	(134,083)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

7.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	Fidelity® VIP Equity-Income Portfolio - Service Class 2
	Contracts in accumulation period	28,937.331	$ 13.01	$ 376,475

	Fidelity® VIP Contrafund® Portfolio - Service Class 2
	Contracts in accumulation period	155,999.462	$ 13.15	$ 2,051,393

	Mutual Shares Securities Fund - Class 2
	Contracts in accumulation period	9,665.835	$ 10.88	$ 105,164

	ING AllianceBernstein Mid Cap Growth
	Portfolio - Service Class
	Contracts in accumulation period	1,654,764.090	$ 20.72	$ 34,286,712

	ING American Funds Growth Portfolio
	Contracts in accumulation period	315,686.928	$ 12.99	$ 4,100,773

	ING American Funds Growth-Income Portfolio
	Contracts in accumulation period	190,740.037	$ 12.43	$ 2,370,899

	ING American Funds International Portfolio
	Contracts in accumulation period	298,733.832	$ 14.39	$ 4,298,780

	ING BlackRock Large Cap Growth Portfolio - Service Class
	Contracts in accumulation period	57,434.574	$ 12.29	$ 705,871

	ING BlackRock Large Cap Value Portfolio - Service Class
	Contracts in accumulation period	16,543.000	$ 12.83	$ 212,247

	ING Capital Guardian Small/Mid Cap Portfolio - Service Class
	Contracts in accumulation period	738,362.787	$ 20.91	$ 15,439,166

	ING Capital Guardian U.S. Equities Portfolio - Service Class
	Contracts in accumulation period	547,881.553	$ 12.45	$ 6,821,125

	ING EquitiesPlus Portfolio - Service Class
	Contracts in accumulation period	251,034.312	$ 10.75	$ 2,698,619

	ING Evergreen Health Sciences Portfolio - Service Class
	Contracts in accumulation period	17,864.536	$ 12.64	$ 225,808

	ING Evergreen Omega Portfolio - Service Class
	Contracts in accumulation period	135.839	$ 11.76	$ 1,597

	ING FMRSM Diversified Mid Cap Portfolio - Service Class
	Contracts in accumulation period	392,187.406	$ 13.26	$ 5,200,405

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Large Cap Growth Portfolio - Service Class
Contracts in accumulation period	533.505	$ 10.64	$ 5,676

ING FMRSM Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period	2,056,755.417	$ 26.19	$ 53,866,424

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period	21,344.004	$ 10.93	$ 233,290

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period	6,151.156	$ 13.62	$ 83,779

ING Global Resources Portfolio - Service Class
Contracts in accumulation period	104,519.458	$ 35.99	$ 3,761,655

ING Global Technology Portfolio - Service Class
Contracts in accumulation period	4,582.711	$ 12.30	$ 56,367

ING International Portfolio - Service Class
Contracts in accumulation period	1,100,553.038	$ 13.71	$ 15,088,582

ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period	34,344.522	$ 14.82	$ 508,986

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
Contracts in accumulation period	272,798.874	$ 18.63	$ 5,082,243

ING JPMorgan Small Cap Core Equity Portfolio - Service
Class
Contracts in accumulation period	41,621.766	$ 13.09	$ 544,829

ING JPMorgan Value Opportunities Portfolio - Service Class
Contracts in accumulation period	15,366.991	$ 12.59	$ 193,470

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period	150,646.162	$ 15.11	$ 2,276,264

ING Legg Mason Partners All Cap Portfolio - Service Class
Contracts in accumulation period	214,758.931	$ 14.92	$ 3,204,203

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period	63,309.212	$ 12.08	$ 764,775

ING LifeStyle Aggressive Growth Portfolio - Service Class
Contracts in accumulation period	224,565.614	$ 13.33	$ 2,993,460

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period	491,699.801	$ 12.77	$ 6,279,006

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period	390,526.310	$ 12.22	$ 4,772,232

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period	266,912.107	$ 11.80	$ 3,149,563

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period	477,307.159	$ 20.96	$ 10,004,358

ING Liquid Assets Portfolio - Service Class
Contracts in accumulation period	685,671.877	$ 16.38	$ 11,231,305

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period	122,548.641	$ 13.65	$ 1,672,789

ING MarketPro Portfolio - Service Class
Contracts in accumulation period	6,119.023	$ 10.88	$ 66,575

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period	2,227,306.820	$ 16.96	$ 37,775,124

ING Marsico International Opportunities
Portfolio - Service Class
Contracts in accumulation period	15,279.121	$ 15.18	$ 231,937

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period	3,893,357.688	$ 27.17	$ 105,782,528

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period	72,094.726	$ 14.70	$ 1,059,792

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period	3,682,236.320	$ 24.46	$ 90,067,500

ING PIMCO Core Bond Portfolio - Service Class
Contracts in accumulation period	482,756.880	$ 14.11	$ 6,811,700

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period	354,035.080	$ 11.96	$ 4,234,260

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period	5,135.090	$ 12.64	$ 64,908

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	29,697.237	$ 12.07	$ 358,446

ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
Contracts in accumulation period	721,524.768	$ 47.66	$ 34,387,870

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period	239,026.983	$ 34.41	$ 8,224,918

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period	148,777.480	$ 26.44	$ 3,933,677

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period	1,156.671	$ 11.84	$ 13,695

ING Van Kampen Equity Growth Portfolio - Service Class
Contracts in accumulation period	2,334.325	$ 12.97	$ 30,276

ING Van Kampen Global Franchise Portfolio - Service Class
Contracts in accumulation period	41,533.488	$ 12.74	$ 529,137

ING Van Kampen Growth and Income Portfolio - Service Class
Contracts in accumulation period	1,169,013.254	$ 32.04	$ 37,455,185

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period	173,355.703	$ 80.89	$ 14,022,743

ING VP Index Plus International Equity
Portfolio - Service Class
Contracts in accumulation period	16,738.877	$ 12.72	$ 212,919

ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
Contracts in accumulation period	137,523.831	$ 25.62	$ 3,523,361

ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period	8,375.865	$ 11.46	$ 95,987

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period	41,705.942	$ 12.51	$ 521,741

ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period	26,610.197	$ 10.05	$ 267,432

ING Davis Venture Value Portfolio - Service Class
Contracts in accumulation period	21,490.245	$ 11.13	$ 239,186

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Fundamental Research Portfolio - Initial Class
Contracts in accumulation period	2,777,503.436	$ 10.48	$ 29,108,236

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period	927.209	$ 12.18	$ 11,293

ING JPMorgan International Portfolio - Service Class
Contracts in accumulation period	46,570.246	$ 13.51	$ 629,164

ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period	5,225.541	$ 12.93	$ 67,566

ING Neuberger Berman Partners Portfolio - Service Class
Contracts in accumulation period	161,148.660	$ 10.30	$ 1,659,831

ING Neuberger Berman Regency Portfolio - Service Class
Contracts in accumulation period	5,504.538	$ 10.08	$ 55,486

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period	28,768.579	$ 13.88	$ 399,308

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period	3,677.860	$ 11.18	$ 41,118

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period	12,349.280	$ 12.61	$ 155,724

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period	60,478.586	$ 12.10	$ 731,791

ING Van Kampen Equity and Income Portfolio - Service Class
Contracts in accumulation period	19,270.086	$ 12.04	$ 232,012

ING VP Global Equity Dividend Portfolio
Contracts in accumulation period	72,831.857	$ 9.24	$ 672,966

ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period	26,751.129	$ 12.33	$ 329,841

ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period	48,186.457	$ 12.39	$ 597,030

ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period	93,366.634	$ 12.75	$ 1,190,425

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Financial Services Portfolio - Class S
Contracts in accumulation period	3,053.004	$ 13.38	$ 40,849

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period	5,954.840	$ 13.27	$ 79,021

ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period	91,467.496	$ 10.34	$ 945,774

Legg Mason Partners Variable Lifestyle Balanced Portfolio
Contracts in accumulation period	1,687,945.394	$ 15.92	$ 26,872,091

Legg Mason Partners Variable Lifestyle Growth Portfolio
Contracts in accumulation period	1,508,817.275	$ 14.56	$ 21,968,380

Legg Mason Partners Variable Lifestyle High Growth Portfolio
Contracts in accumulation period	930,487.529	$ 15.30	$ 14,236,459

Legg Mason Partners Variable High Income Portfolio
Contracts in accumulation period	490,907.233	$ 17.10	$ 8,394,514

Legg Mason Partners Variable International All Cap Growth
Portfolio
Contracts in accumulation period	594,804.114	$ 17.61	$ 10,474,500

Legg Mason Partners Variable Large Cap Value Portfolio
Contracts in accumulation period	1,339,127.264	$ 23.68	$ 31,710,534

Legg Mason Partners Variable Money Market Portfolio
Contracts in accumulation period	272,355.165	$ 12.94	$ 3,524,276

Colonial Small Cap Value Fund, Variable Series - Class B
Contracts in accumulation period	57,400.740	$ 13.37	$ 767,448

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Series or Portfolios, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, follows:

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

Fidelity® VIP Equity-Income Portfolio - Service Class 2
2006	29	$13.01	$ 376	2.95%	1.40%	18.27%
2005	5	$11.00	50	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2006	156	$13.15	2,050	1.07%	1.40%	9.86%
2005	108	$11.97	1,296	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Mutual Shares Securities Fund - Class 2
2006	10	$10.88	105	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
2006	1,655	$20.72	34,265	-	1.40%	0.34%
2005	2,215	$20.65	45,707	-	1.40%	5.36%
2004	2,916	$19.60	57,119	-	1.40%	17.86%
2003	3,525	$16.63	58,593	-	1.40%	64.65%
2002	3,960	$10.10	39,965	-	1.40%	-31.01%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING American Funds Growth Portfolio
2006	316	$12.99	$ 4,099	0.17%	1.40%	8.07%
2005	180	$12.02	2,165	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds Growth-Income Portfolio
2006	191	$12.43	2,370	0.64%	1.40%	13.10%
2005	41	$10.99	446	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds International Portfolio
2006	299	$14.39	4,297	0.72%	1.40%	16.71%
2005	168	$12.33	2,065	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING BlackRock Large Cap Growth Portfolio - Service Class
2006	57	$12.29	706	-	1.40%	5.67%
2005	80	$11.63	933	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING BlackRock Large Cap Value Portfolio - Service Class
2006	17	$12.83	212	0.64%	1.40%	14.76%
2005	3	$11.18	35	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING Capital Guardian Small/Mid Cap Portfolio - Service Class
2006	738	$20.91	$ 15,428	0.42%	1.40%	11.16%
2005	1,011	$18.81	19,001	0.17%	1.40%	-2.39%
2004	1,385	$19.27	26,664	0.18%	1.40%	5.94%
2003	1,551	$18.19	28,197	0.15%	1.40%	38.43%
2002	1,562	$13.14	20,507	0.12%	1.40%	-26.47%
ING Capital Guardian U.S. Equities Portfolio - Service Class
2006	548	$12.45	6,818	0.44%	1.40%	8.73%
2005	717	$11.45	8,207	0.44%	1.40%	4.66%
2004	1,064	$10.94	11,656	0.20%	1.40%	7.78%
2003	926	$10.15	9,397	0.06%	1.40%	34.79%
2002	657	$7.53	4,947	0.22%	1.40%	-24.85%
ING EquitiesPlus Portfolio - Service Class
2006	251	$10.75	2,697	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Evergreen Health Sciences Portfolio - Service Class
2006	18	$12.64	226	-	1.40%	12.26%
2005	11	$11.26	127	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Evergreen Omega Portfolio - Service Class
2006	-	$11.76	2	-	1.40%	4.16%
2005	2	$11.29	27	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING FMRSM Diversified Mid Cap Portfolio - Service Class
2006	392	$13.26	$ 5,197	-	1.40%	10.32%
2005	464	$12.02	5,574	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING FMRSM Large Cap Growth Portfolio - Service Class
2006	1	$10.64	6	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING FMRSM Mid Cap Growth Portfolio - Service Class
2006	2,057	$26.19	53,828	-	1.40%	3.11%
2005	2,838	$25.40	72,048	-	1.40%	1.68%
2004	3,733	$24.98	93,193	-	1.40%	13.44%
2003	4,553	$22.02	100,199	-	1.40%	37.20%
2002	4,998	$16.05	80,145	-	1.40%	-49.53%
ING Franklin Income Portfolio - Service Class
2006	21	$10.93	233	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Global Real Estate Portfolio - Service Class
2006	6	$13.62	84	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING Global Resources Portfolio - Service Class
2006	105	$35.99	$ 3,760	0.20%	1.40%	19.73%
2005	125	$30.06	3,764	0.70%	1.40%	35.83%
2004	74	$22.13	1,628	0.90%	1.40%	4.93%
2003	70	$21.09	1,483	0.30%	1.40%	50.11%
2002	82	$14.05	1,157	0.79%	1.40%	-0.71%
ING Global Technology Portfolio - Service Class
2006	5	$12.30	56	-	1.40%	7.71%
2005	19	$11.42	220	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING International Portfolio - Service Class
2006	1,101	$13.71	15,080	1.61%	1.40%	19.84%
2005	1,497	$11.44	17,118	2.35%	1.40%	8.95%
2004	2,124	$10.50	22,291	0.90%	1.40%	15.13%
2003	2,319	$9.12	21,137	0.22%	1.40%	27.37%
2002	2,653	$7.16	18,980	0.72%	1.40%	-17.32%
ING Janus Contrarian Portfolio - Service Class
2006	34	$14.82	509	0.42%	1.40%	21.38%
2005	16	$12.21	201	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
2006	273	$18.63	5,079	0.54%	1.40%	33.93%
2005	297	$13.91	4,122	0.06%	1.40%	32.98%
2004	301	$10.46	3,144	0.34%	1.40%	16.09%
2003	312	$9.01	2,813	0.21%	1.40%	44.62%
2002	307	$6.23	1,908	-	1.40%	-12.01%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2006	42	$13.09	$ 545	-	1.40%	15.03%
2005	8	$11.38	94	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Value Opportunities Portfolio - Service Class
2006	15	$12.59	193	0.22%	1.40%	18.33%
2005	3	$10.64	28	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Julius Baer Foreign Portfolio - Service Class
2006	151	$15.11	2,275	-	1.40%	27.40%
2005	75	$11.86	893	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Partners All Cap Portfolio - Service Class
2006	215	$14.92	3,202	0.76%	1.40%	16.29%
2005	299	$12.83	3,830	0.49%	1.40%	3.05%
2004	450	$12.45	5,600	0.17%	1.40%	6.32%
2003	546	$11.71	6,386	0.06%	1.40%	36.96%
2002	515	$8.55	4,399	0.19%	1.40%	-26.61%
ING Legg Mason Value Portfolio - Service Class
2006	63	$12.08	765	-	1.40%	5.04%
2005	42	$11.50	481	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING LifeStyle Aggressive Growth Portfolio - Service Class
2006	225	$13.33	$ 2,991	0.14%	1.40%	16.42%
2005	47	$11.45	533	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Growth Portfolio - Service Class
2006	492	$12.77	6,276	0.50%	1.40%	13.92%
2005	92	$11.21	1,025	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Moderate Growth Portfolio - Service Class
2006	391	$12.22	4,770	0.66%	1.40%	11.80%
2005	111	$10.93	1,216	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Moderate Portfolio - Service Class
2006	267	$11.80	3,148	1.06%	1.40%	9.87%
2005	88	$10.74	949	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Limited Maturity Bond Portfolio - Service Class
2006	477	$20.96	9,999	3.38%	1.40%	2.39%
2005	721	$20.47	14,746	4.69%	1.40%	0.20%
2004	1,026	$20.43	20,953	4.43%	1.40%	-0.05%
2003	1,409	$20.44	28,787	0.66%	1.40%	1.39%
2002	1,872	$20.16	37,727	3.35%	1.40%	5.77%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING Liquid Assets Portfolio - Service Class
2006	686	$16.38	$ 11,225	4.77%	1.40%	3.21%
2005	877	$15.87	13,916	2.86%	1.40%	1.34%
2004	995	$15.66	15,577	0.94%	1.40%	-0.51%
2003	1,471	$15.74	23,144	0.79%	1.40%	-0.63%
2002	2,485	$15.84	39,345	1.43%	1.40%	0.00%
ING Lord Abbett Affiliated Portfolio - Service Class
2006	123	$13.65	1,672	0.81%	1.40%	15.97%
2005	162	$11.77	1,904	1.07%	1.40%	3.98%
2004	294	$11.32	3,325	0.62%	1.40%	8.33%
2003	326	$10.45	3,403	0.17%	1.40%	29.49%
2002	325	$8.07	2,622	0.71%	1.40%	-24.08%
ING MarketPro Portfolio - Service Class
2006	6	$10.88	67	0.54%	1.40%	8.91%
2005	-	$9.99	-	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Marsico Growth Portfolio - Service Class
2006	2,227	$16.96	37,748	-	1.40%	3.48%
2005	2,934	$16.39	48,061	-	1.40%	7.40%
2004	3,759	$15.26	57,331	-	1.40%	10.90%
2003	4,384	$13.76	60,288	-	1.40%	30.80%
2002	4,850	$10.52	50,973	-	1.40%	-30.52%
ING Marsico International Opportunities
Portfolio - Service Class
2006	15	$15.18	232	0.04%	1.40%	22.22%
2005	5	$12.42	56	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING MFS Total Return Portfolio - Service Class
2006	3,893	$27.17	$ 105,726	2.26%	1.40%	10.36%
2005	5,275	$24.62	129,806	2.19%	1.40%	1.48%
2004	6,547	$24.26	158,767	1.73%	1.40%	9.58%
2003	7,716	$22.14	170,749	0.47%	1.40%	15.13%
2002	8,640	$19.23	166,050	2.08%	1.40%	-6.47%
ING MFS Utilities Portfolio - Service Class
2006	72	$14.70	1,060	0.06%	1.40%	28.95%
2005	20	$11.40	229	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Main Street Portfolio® - Service Class
2006	3,682	$24.46	90,010	1.04%	1.40%	13.35%
2005	4,949	$21.58	106,729	0.91%	1.40%	4.25%
2004	6,387	$20.70	132,145	0.76%	1.40%	11.29%
2003	7,848	$18.60	145,894	0.20%	1.40%	22.85%
2002	9,139	$15.14	138,266	0.40%	1.40%	-25.93%
ING PIMCO Core Bond Portfolio - Service Class
2006	483	$14.11	6,809	2.49%	1.40%	2.92%
2005	587	$13.71	8,046	3.45%	1.40%	1.03%
2004	649	$13.57	8,801	2.44%	1.40%	3.43%
2003	772	$13.12	10,124	0.41%	1.40%	3.23%
2002	873	$12.71	11,090	2.81%	1.40%	7.17%
ING PIMCO High Yield Portfolio - Service Class
2006	354	$11.96	4,232	6.30%	1.40%	7.46%
2005	438	$11.13	4,875	6.39%	1.40%	2.87%
2004	561	$10.82	6,072	(a)	1.40%	(a)
2003	(a)	(a)	(a)	(a)	(a)	(a)
2002	(a)	(a)	(a)	(a)	(a)	(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING Pioneer Fund Portfolio - Service Class
2006	5	$12.64	$ 65	-	1.40%	15.12%
2005	3	$10.98	36	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Pioneer Mid Cap Value Portfolio - Service Class
2006	30	$12.07	358	0.19%	1.40%	10.73%
2005	29	$10.90	314	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2006	722	$47.66	34,370	1.16%	1.40%	13.02%
2005	928	$42.17	39,102	1.32%	1.40%	6.25%
2004	1,088	$39.69	43,171	1.04%	1.40%	14.98%
2003	1,131	$34.52	39,011	0.33%	1.40%	23.46%
2002	1,228	$27.96	34,302	1.51%	1.40%	-0.92%
ING T. Rowe Price Equity Income Portfolio - Service Class
2006	239	$34.41	8,221	1.35%	1.40%	17.44%
2005	306	$29.30	8,967	1.20%	1.40%	2.45%
2004	346	$28.60	9,878	0.94%	1.40%	13.31%
2003	292	$25.24	7,367	0.29%	1.40%	23.42%
2002	254	$20.45	5,182	1.32%	1.40%	-14.44%
ING Templeton Global Growth Portfolio - Service Class
2006	149	$26.44	3,932	0.93%	1.40%	20.24%
2005	182	$21.99	4,005	0.76%	1.40%	8.33%
2004	229	$20.30	4,641	0.51%	1.40%	9.43%
2003	193	$18.55	3,581	-	1.40%	34.42%
2002	143	$13.80	1,966	0.13%	1.40%	-21.28%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING UBS U.S. Allocation Portfolio - Service Class
2006	1	$11.84	$ 14	1.70%	1.40%	9.43%
2005	1	$10.82	13	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity Growth Portfolio - Service Class
2006	2	$12.97	30	-	1.40%	2.61%
2005	12	$12.64	153	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Global Franchise Portfolio - Service Class
2006	42	$12.74	529	1.78%	1.40%	19.62%
2005	19	$10.65	205	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Growth and Income Portfolio - Service Class
2006	1,169	$32.04	37,434	1.13%	1.40%	14.39%
2005	1,497	$28.01	41,913	1.03%	1.40%	8.52%
2004	1,769	$25.81	45,644	0.91%	1.40%	12.51%
2003	1,988	$22.94	45,570	0.24%	1.40%	26.11%
2002	2,188	$18.19	39,777	0.82%	1.40%	-15.98%
ING Van Kampen Real Estate Portfolio - Service Class
2006	173	$80.89	14,016	1.20%	1.40%	35.70%
2005	195	$59.61	11,619	1.07%	1.40%	15.17%
2004	241	$51.76	12,476	1.48%	1.40%	35.82%
2003	216	$38.11	8,222	0.19%	1.40%	35.82%
2002	208	$28.06	5,819	3.78%	1.40%	-1.20%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING VP Index Plus International Equity Portfolio - Service Class
2006	17	$12.72	$ 213	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
2006	138	$25.62	3,520	0.55%	1.40%	13.56%
2005	171	$22.56	3,865	0.59%	1.40%	4.35%
2004	199	$21.62	4,289	0.28%	1.40%	11.04%
2003	215	$19.47	4,182	0.08%	1.40%	29.28%
2002	236	$15.06	3,558	0.12%	1.40%	-30.28%
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
2006	8	$11.46	96	0.48%	1.40%	17.90%
2005	-	$9.72	1	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Baron Small Cap Growth Portfolio - Service Class
2006	42	$12.51	522	-	1.40%	13.62%
2005	38	$11.01	418	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Columbia Small Cap Value II Portfolio - Service Class
2006	27	$10.05	267	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING Davis Venture Value Portfolio - Service Class
2006	21	$11.13	$ 239	-	1.40%	12.31%
2005	1	$9.91	7	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Fundamental Research Portfolio - Initial Class
2006	2,778	$10.48	29,092	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Fundamental Research Portfolio - Service Class
2006	1	$12.18	11	0.11%	1.40%	10.63%
2005	1	$11.01	8	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan International Portfolio - Service Class
2006	47	$13.51	629	0.14%	1.40%	20.20%
2005	42	$11.24	473	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2006	5	$12.93	68	-	1.40%	8.47%
2005	1	$11.92	16	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING Neuberger Berman Partners Portfolio - Service Class
2006	161	$10.30	$ 1,659	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Neuberger Berman Regency Portfolio - Service Class
2006	6	$10.08	55	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Global Portfolio - Service Class
2006	29	$13.88	399	0.09%	1.40%	15.96%
2005	12	$11.97	142	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Templeton Foreign Equity Portfolio - Service Class
2006	4	$11.18	41	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2006	12	$12.61	156	0.40%	1.40%	12.69%
2005	4	$11.19	46	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

					Investment
	Units			Net Assets	Income
Division	(000's)		Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING Van Kampen Comstock Portfolio - Service Class
2006		60	$12.10	$ 732	0.71%	1.40%	14.26%
2005		20	$10.59	211	(b)	1.40%	(b)
2004		(b)	(b)	(b)	(b)	(b)	(b)
2003		(b)	(b)	(b)	(b)	(b)	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity and Income Portfolio - Service Class
2006		19	$12.04	232	2.55%	1.40%	10.87%
2005		8	$10.86	87	(b)	1.40%	(b)
2004		(b)	(b)	(b)	(b)	(b)	(b)
2003		(b)	(b)	(b)	(b)	(b)	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING VP Global Equity Dividend Portfolio
2006		73	$9.24	672	3.87%	1.40%	25.54%
2005		77	$7.36	566	3.15%	1.40%	2.94%
2004		91	$7.15	651	0.66%	1.40%	7.84%
2003		85	$6.63	563	-	1.40%	27.26%
2002		66	$5.21	342	0.02%	1.40%	-25.68%
ING VP Index Plus LargeCap Portfolio - Class S
2006		27	$12.33	330	1.26%	1.40%	12.71%
2005		4	$10.94	45	(b)	1.40%	(b)
2004		(b)	(b)	(b)	(b)	(b)	(b)
2003		(b)	(b)	(b)	(b)	(b)	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus MidCap Portfolio - Class S
2006		48	$12.39	597	0.41%	1.40%	7.55%
2005		24	$11.52	277	(b)	1.40%	(b)
2004		(b)	(b)	(b)	(b)	(b)	(b)
2003		(b)	(b)	(b)	(b)	(b)	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

ING VP Index Plus SmallCap Portfolio - Class S
2006	93	$12.75	$ 1,190	0.22%	1.40%	11.94%
2005	26	$11.39	301	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Financial Services Portfolio - Class S
2006	3	$13.38	41	1.00%	1.40%	15.54%
2005	1	$11.58	17	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities Portfolio - Class S
2006	6	$13.27	79	-	1.40%	10.77%
2005	8	$11.98	95	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Intermediate Bond Portfolio - Class S
2006	91	$10.34	946	5.18%	1.40%	2.38%
2005	43	$10.10	437	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Legg Mason Partners Variable Lifestyle Balanced Portfolio
2006	1,688	$15.92	26,860	2.49%	1.40%	6.70%
2005	2,243	$14.92	33,447	2.07%	1.40%	1.08%
2004	2,761	$14.76	40,740	0.14%	1.40%	6.11%
2003	3,151	$13.91	43,809	2.47%	1.40%	18.58%
2002	3,660	$11.73	42,913	6.43%	1.40%	-7.78%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

Legg Mason Partners Variable Lifestyle Growth Portfolio
2006	1,509	$14.56	$ 21,955	1.69%	1.40%	7.30%
2005	2,004	$13.57	27,185	1.37%	1.40%	3.27%
2004	2,467	$13.14	32,396	0.09%	1.40%	7.18%
2003	2,870	$12.26	35,168	1.56%	1.40%	28.11%
2002	3,472	$9.57	33,211	10.53%	1.40%	-19.24%
Legg Mason Partners Variable Lifestyle High Growth Portfolio
2006	930	$15.30	14,226	0.94%	1.40%	7.90%
2005	1,203	$14.18	17,040	0.40%	1.40%	4.57%
2004	1,550	$13.56	20,999	-	1.40%	9.09%
2003	1,850	$12.43	22,983	0.59%	1.40%	34.96%
2002	2,139	$9.21	19,688	1.07%	1.40%	-24.82%
Legg Mason Partners Variable High Income Portfolio
2006	491	$17.10	8,391	6.85%	1.40%	9.40%
2005	656	$15.63	10,245	7.16%	1.40%	1.23%
2004	812	$15.44	12,539	7.73%	1.40%	8.89%
2003	947	$14.18	13,418	7.45%	1.40%	25.71%
2002	1,018	$11.28	11,480	22.93%	1.40%	-4.57%
Legg Mason Partners Variable International All Cap Growth
Portfolio
2006	595	$17.61	10,469	1.84%	1.40%	24.10%
2005	849	$14.19	12,037	1.22%	1.40%	10.17%
2004	1,095	$12.88	14,099	0.85%	1.40%	16.14%
2003	1,328	$11.09	14,718	0.96%	1.40%	25.74%
2002	1,538	$8.82	13,559	0.92%	1.40%	-26.74%
Legg Mason Partners Variable Large Cap Value Portfolio
2006	1,339	$23.68	31,694	1.11%	1.40%	16.59%
2005	1,820	$20.31	36,939	1.40%	1.40%	5.02%
2004	2,407	$19.34	46,532	1.76%	1.40%	9.08%
2003	2,917	$17.73	51,690	1.59%	1.40%	25.83%
2002	3,377	$14.09	47,557	3.64%	1.40%	-26.46%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC

Legg Mason Partners Variable Money Market Portfolio
2006	272	$12.94	$ 3,522	4.54%	1.40%	3.19%
2005	334	$12.54	4,189	2.78%	1.40%	1.37%
2004	413	$12.37	5,108	0.80%	1.40%	-0.56%
2003	780	$12.44	9,700	0.70%	1.40%	-0.72%
2002	1,255	$12.53	15,717	1.26%	1.40%	-0.08%
Colonial Small Cap Value Fund, Variable Series - Class B
2006	57	$13.37	766	0.33%	1.40%	17.69%
2005	79	$11.36	891	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

(a)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements: (a)(1) Included in Part A: Condensed Financial Information

(2)	Included in Part B:

Financial Statements of ING USA Annuity and Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Operations for the years ended December 31, 2006, 2005, and 2004

Balance Sheets as of December 31, 2006 and 2005

Statements of Changes in Shareholder’s Equity for the years ended December 31, 2006, 2005, and 2004

Statements of Cash Flows for the years ended December 31, 2006, 2005, and 2004

Notes to Financial Statements

Financial Statements of Separate Account EQ:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2006

Statements of Operations for the year ended December 31, 2006

Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005

Notes to Financial Statements

(b) Exhibits:

(1)		Resolution of the board of directors of the Company authorizing the establishment of the Separate
Account, incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration
Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on March 29, 1996 (File Nos. 033-79170, 811-
08524).

(2)		Not Applicable.

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001
(File Nos. 333-63692, 811-05626).

	b.	Form of Dealers Agreement, incorporated herein by reference to an Initial Registration Statement on
Form N-4, for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

	c.	Organizational Agreement, incorporated herein by reference to an Initial Registration Statement on
Form N-4, for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

	d.	Addendum to the Organizational Agreement, incorporated herein by reference to an Initial
Registration Statement on Form N-4, for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-
63692, 811-05626).

	e.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos.
333-63692, 811-05626).

	f.	Amendment to the Distribution Agreement between ING USA Annuity and Life Insurance
Company and Directed Services, Inc., incorporated herein by reference to Post Effective
Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange Commission on
April 13, 2004 (File Nos. 333-28755, 811-05626).

	g.	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective Amendment No.
10 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 12, 2007 (File
Nos. 333-115515, 811-07935).

(4)	a.	Individual Flexible Purchase Payment Deferred Variable Annuity Contract, incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for
Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and
Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-08524).

	b.	ING USA Annuity and Life Insurance Company, Company Address and Name Change
Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-
28679, 811-05626).

(5)		Application Form, incorporated herein by reference to Post-Effective Amendment No. 10 to a
Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate
Account A filed with the Securities and Exchange Commission on May 3, 1999 (File Nos. 033-
79170, 811-08524).

(6)	(a)	Amendment to Articles of Incorporation Providing for the Name Change of Golden American Life
Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life
Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos.
333-133076).

(6)	(b)	Amendment to Articles of Incorporation Providing for the Change in Purpose and Powers of ING
USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity
and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007
(File Nos. 333-133076).

(6)	(c)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, dated
(12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	d.	Resolution of the board of directors for Power of Attorney, dated 04/23/99, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001
(File Nos. 333-63692, 811-05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not Applicable.

(8)	a.	Form of Fund Participation Agreement among Equitable Life Insurance Company of Iowa and
Smith Barney/ Travelers Series Fund, Inc., incorporated herein by reference to Post-Effective
Amendment No. 3 to a Registration Statement on Form N-4, for Equitable Life Insurance Company
of Iowa Separate Account A filed with the Securities and Exchange Commission on February 9,
1996 (File Nos. 033-79170, 811-08524).

	b.	Fund Participation Agreement among Equitable Life Insurance Company of Iowa, Smith Barney
Concert Allocation Series Inc. and Travelers Investment Advisers, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for
Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and
Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-08524).

	c.	Participation Agreement by and between ING Investors Trust, Golden American Life Insurance
Company and Directed Services, Inc., Participation Agreement by and between ING Investors Trust,
Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

	d.	Participation Agreement among Equitable Life Insurance Company of Iowa, ING Variable
Insurance Trust, ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc.,
incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement
on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the
Securities and Exchange Commission on April 25, 2000 (File Nos. 033-79170, 811-08524).

	e.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002
(File Nos. 033-23351, 811-05626).

	f.	Amendment to Participation Agreement by and between ING Variable Products Trust, Golden
American Life Insurance Company, ING Investments, LLC and ING Funds Distributor, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

	g.	Participation Agreement by and between ING Variable Portfolios, Inc., Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002
(File Nos. 333-70600, 811-05626).

h.	Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance
Company and Directed Services, Inc., incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002
(File Nos. 333-70600, 811-05626).

i.	Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden American
Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange Commission on
April 29, 2002 (File Nos. 333-70600, 811-05626).

j.	Second Amendment to Participation Agreement by and between ING Partners, Inc., Golden
American Life Insurance Company, ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-
33914, 811-05626).

k.	Participation Agreement by and between Fidelity Distributors Corporation, Golden American Life
Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to
Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on
April 26, 2002 (File Nos. 033-23351, 811-05626).

l.	Amendment to Participation Agreement by and between Fidelity Distributors Corporation and ING
USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

m.	Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 17 of a Registration Statement on Form N-4
for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and
Exchange Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

n.	Participation Agreement among Equitable Life Insurance Company of Iowa, PIMCO Variable
Insurance Trust and PIMCO Funds Distributors LLC, incorporated herein by reference to Post-
Effective Amendment No. 10 to a Registration Statement on Form N-4, for Equitable Life Insurance
Company of Iowa Separate Account A filed with the Securities and Exchange Commission on May
3, 1999 (File Nos. 033-79170, 811-08524).

o.	Amendment to Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

	p.	Participation Agreement among Equitable Life Insurance Company of Iowa, The Prudential Series
Fund, Inc., The Prudential Insurance Company of America and Prudential Management Services
LLC, incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration
Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on April 25, 2000 (File Nos. 033-79170, 811-08524).

	q.	Amendment to Participation Agreement by and between Golden American Life Insurance Company
The Prudential Series Fund, Inc., The Prudential Insurance Company of America and Prudential
Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4, for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos.
333-28679, 811-05626).

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name	Principal Business Address	Position(s) with Depositor
Harry N. Stout*	1475 Dunwoody Drive West Chester, PA 19380	President
Robert W. Crispin*	230 Park Avenue, 13th Floor, New York, NY 10169	Director
David A. Wheat*	5780 Powers Ferry Road Atlanta, GA 30327-4390	Chief Financial Officer, Director and
Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Chief
Accounting Officer
Kathleen A. Murphy*	151 Farmington Avenue Hartford, CT 06156	Director and Senior Vice President
Thomas J. McInerney*	151 Farmington Avenue Hartford, CT 06156	Director and Chairman
Catherine H. Smith*	151 Farmington Avenue Hartford, CT 06156	Director and Senior Vice President
Boyd G. Combs	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President
James R. Gelder	20 Washington Avenue South Minneapolis, MN 55401	Senior Vice President
James R. McInnis	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President
Stephen J. Preston	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Linda E. Senker	1475 Dunwoody Drive West Chester, PA 19380	Vice President and Chief Compliance
Officer
Joy M. Benner	20 Washington Avenue South Minneapolis, MN 55401	Secretary

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 12 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed with the Securities and Exchange Commission on April 9, 2007.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of March 30, 2007, there are 12,599 qualified contract owners and 9,696 non-qualified contract owners.

ITEM 28. INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. Directed Services LLC is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name	Principal Business Address	Positions and Offices with Underwriter
James R. McInnis		Director and President
Robert J. Hughes		Director
Shaun P. Mathews	10 State House Square, Hartford,	Director and Executive Vice President
CT 06103
Kimberly Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258
Robert S. Naka	7337 E Doubletree Ranch Road,	Senior Vice President and Assistant
	Scottsdale, AZ 85258	Secretary
Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President and Assistant
	Scottsdale, AZ 85258	Secretary
Laurie M. Tillinghast	10 State House Square, Hartford,	Senior Vice President
CT 06103
Stanley D. Vyner	230 Park Ave 13th Floor, New	Senior Vice President
York, NY 10169
Anita F. Woods	5780 Powers Ferry Road Atlanta,	Chief Financial Officer
GA 30327-4390
Beth G. Shanke	1290 Broadway Denver, CO 80203	Broker Dealer Chief Compliance Officer
Joseph M. O’Donnell	7337 E Doubletree Ranch Road,	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President
Julius A. Drelick, III	7337 E Doubletree Ranch Road,	Vice President
Scottsdale, AZ 85258
William A. Evans	151 Farmington Avenue Hartford,	Vice President
CT 06156
Todd R. Modic	7337 E Doubletree Ranch Road,	Vice President
Scottsdale, AZ 85258
Alyce L. Shaw		Vice President
David S. Pendergrass	7337 E Doubletree Ranch Road,	Vice President and Treasurer
Scottsdale, AZ 85258
Dawn M. Peck	7337 E Doubletree Ranch Road,	Vice President, Assistant Treasurer and
	Scottsdale, AZ 85258	Assistant Secretary

Name	Principal Business Address	Positions and
Joy M. Benner	20 Washington Avenue South,	Secretary
Minneapolis, MN 55401

Diana R. Cavender	20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401

Edwina P.J. Steffer	20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401

Stephen G. Wastek	7337 E Doubletree Ranch Road,	Assistant Secretary
Scottsdale, AZ 85258

James A. Shuchart		General Counsel

Bruce Kuennen		Attorney-in-Fact

	2006 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$429,206,095	$0	$0	$0

(c)

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1.	The account meets the definition of a "separate account" under federal securities laws.

2.	ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effect Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania, on the 19th day of April, 2007.

SEPARATE ACCOUNT EQ
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:

Harry N. Stout*
President (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 19, 2007.

Signature	Title
President

Harry N. Stout*	(principle executive officer)

Steven T. Pierson*	Chief Accounting Officer
DIRECTORS

David A. Wheat*	Chief Financial Officer

Robert W. Crispin*

Thomas J. McInerney*

Kathleen A. Murphy*

________________ Catherine H. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
(13)	Powers of Attorney	EX-99.B13